================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-7874


                              One Group Investment Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

            1111 Polaris Parkway, Columbus,                 OH 43271-1235
-------------------------------------------------------------------------------
         (Address of principal executive offices)            (Zip code)

One Group Administrative Services,Inc., 1111 Polaris Parkway, Columbus, OH 43240
-------------------------------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-480-4111

Date of fiscal year end:      December 31, 2004


Date of reporting period:     September 30, 2004


ITEM 1. SCHEDULE OF INVESTMENTS.



================================================================================

ONE GROUP INVESTMENT TRUST
MID CAP GROWTH PORTFOLIO
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Portfolio. Certified holdings are available 60 days after the portfolio's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

               SHARES
                 OR
              PRINCIPAL       SECURITY
               AMOUNT        DESCRIPTION                                                                                  VALUE
               ------        -----------                                                                                  -----
COMMON STOCKS  (96.6%):
Commercial Services  (3.9%):
                  31,800   Dun & Bradstreet Corp. (b)                                                                  $  1,866,660
                  50,405   Harte-Hanks, Inc.                                                                              1,260,629
                  49,090   Manpower, Inc.                                                                                 2,184,014
                  73,650   Nextel Partners, Inc., Class A (b)                                                             1,221,117
                  24,500   RSA Security, Inc. (b)                                                                           472,850
                                                                                                                       ------------
                                                                                                                          7,005,270
                                                                                                                       ------------
Consumer Durables  (2.3%):
                  26,600   Centex Corp.                                                                                   1,342,236
                  25,200   Gentex Corp.                                                                                     885,276
                   8,800   Harman International Industries, Inc.                                                            948,200
                  24,250   HNI Corp.                                                                                        959,815
                                                                                                                       ------------
                                                                                                                          4,135,527
                                                                                                                       ------------
Consumer Non-Durables  (2.9%):
                  60,450   Coach, Inc. (b)                                                                                2,564,289
                  40,600   Dean Foods Co. (b)                                                                             1,218,812
                  52,230   Hormel Foods Corp.                                                                             1,398,719
                                                                                                                       ------------
                                                                                                                          5,181,820
                                                                                                                       ------------
Consumer Services  (7.7%):
                  18,730   Cheesecake Factory, Inc. (b) (d)                                                                 812,882
                  42,900   Education Management Corp. (b)                                                                 1,142,856
                  56,220   GTECH Holdings Corp.                                                                           1,423,490
                  49,000   Hilton Hotels Corp.                                                                              923,160
                  20,970   International Speedway Corp., Class A                                                          1,046,403
                  10,500   ITT Educational Services, Inc. (b)                                                               378,525
                  26,900   MGM Grand, Inc. (b)                                                                            1,335,585
                  40,220   Outback Steakhouse, Inc.                                                                       1,670,337
                  20,800   Royal Caribbean Cruises Ltd.                                                                     906,880
                  26,300   Starwood Hotels & Resorts                                                                      1,220,846
                           Worldwide, Inc.
                   2,660   Washington Post Co., Class B                                                                   2,447,200
                  16,010   Yum! Brands, Inc.                                                                                650,967
                                                                                                                       ------------
                                                                                                                         13,959,131
                                                                                                                       ------------
Distribution Services  (1.8%):
                  37,180   CDW Corp.                                                                                      2,157,556
                  14,090   Patterson Cos., Inc. (b) (d)                                                                   1,078,730
                                                                                                                       ------------
                                                                                                                          3,236,286
                                                                                                                       ------------
Electronic Technology  (16.7%):
                  38,000   Adtran, Inc. (d)                                                                                 861,840
                  56,100   Altera Corp. (b)                                                                               1,097,877
                  63,150   Amphenol Corp., Class A (b)                                                                    2,163,519
                  40,600   Arrow Electronics, Inc. (b)                                                                      916,748
                  99,800   Avaya, Inc. (b)                                                                                1,391,212
                  31,800   Broadcom Corp., Class A (b)                                                                      867,822
                  19,000   Cognizant Technology Solutions                                                                   579,690
                           Corp. (b)
                  44,500   Comverse Technology, Inc. (b)                                                                    837,935
                  79,750   Corning, Inc. (b)                                                                                883,630
                  35,900   Cree, Inc. (b) (d)                                                                             1,096,027
                  22,040   Diebold, Inc.                                                                                  1,029,268
                  15,400   Harris Corp.                                                                                     846,076
                  57,200   Jabil Circuit, Inc. (b)                                                                        1,315,600

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                  51,500   Juniper Networks, Inc. (b)                                                                     1,215,400
                  22,900   KLA-Tencor Corp. (b)                                                                             949,892
                  19,500   L-3 Communications Holdings, Inc.                                                              1,306,500
                  48,910   Lam Research Corp. (b)                                                                         1,070,151
                  18,600   Lexmark International, Inc., Class A                                                           1,562,586
                           (b)
                  34,500   Linear Technology Corp. (d)                                                                    1,250,280
                  61,715   Microchip Technology, Inc. (d)                                                                 1,656,431
                  32,900   NCR Corp. (b)                                                                                  1,631,511
                  14,900   Precision Castparts Corp.                                                                        894,745
                  24,100   SanDisk Corp. (b)                                                                                701,792
                  23,780   Silicon Laboratories, Inc. (b) (d)                                                               786,880
                  57,700   Storage Technology Corp. (b)                                                                   1,457,502
                  90,300   Xerox Corp. (b)                                                                                1,271,424
                  15,000   Zebra Technologies Corp., Class A (b)                                                            915,150
                                                                                                                       ------------

                                                                                                                         30,557,488
                                                                                                                       ------------
Energy Minerals  (1.9%):
                  16,430   Murphy Oil Corp.                                                                               1,425,631
                  61,445   XTO Energy, Inc.                                                                               1,995,734
                                                                                                                       ------------
                                                                                                                          3,421,365
                                                                                                                       ------------
Finance  (8.4%):
                  17,300   Affiliated Managers Group, Inc. (b) (d)                                                          926,242
                  16,000   AMBAC Financial Group, Inc.                                                                    1,279,200
                  38,460   Arthur J. Gallagher & Co.                                                                      1,274,180
                  37,256   ChoicePoint, Inc. (b)                                                                          1,588,968
                   9,200   Doral Financial Corp.                                                                            381,524
                  20,200   Everest Re Group Ltd.                                                                          1,501,466
                  33,180   Legg Mason, Inc.                                                                               1,767,498
                   9,443   Lehman Brothers Holdings, Inc.                                                                   752,796
                  28,500   North Fork Bancorp, Inc.                                                                       1,266,825
                  27,300   Ryder Systems, Inc.                                                                            1,284,192
                  37,300   TCF Financial Corp.                                                                            1,129,817
                  22,340   Westamerica Bancorp                                                                            1,226,243
                  15,300   Zions Bancorp                                                                                    933,912
                                                                                                                       ------------
                                                                                                                         15,312,863
                                                                                                                       ------------
Health Services  (6.0%):
                  15,900   Aetna, Inc.                                                                                    1,588,887
                  70,511   Caremark Rx, Inc. (b)                                                                          2,261,287
                  28,705   Coventry Health Care, Inc. (b)                                                                 1,531,986
                  40,300   Davita, Inc. (b)                                                                               1,255,345
                  18,570   Express Scripts, Inc., Class A (b)                                                             1,213,364
                  29,200   Laboratory Corp. of America                                                                    1,276,624
                           Holdings (b)
                  60,150   Omnicare, Inc.                                                                                 1,705,854
                                                                                                                       ------------
                                                                                                                         10,833,347
                                                                                                                       ------------
Health Technology  (13.2%):
                  30,657   Barr Pharmaceuticals, Inc. (b)                                                                 1,270,120
                  26,210   Beckman Coulter, Inc.                                                                          1,470,905
                  33,700   Biogen Idec, Inc. (b)                                                                          2,061,429
                  37,450   Biomet, Inc.                                                                                   1,755,656
                  21,400   Celgene Corp. (b)                                                                              1,246,122
                  15,370   Charles River Laboratories                                                                       703,946
                           International, Inc. (b) (d)
                  36,550   Cytyc Corp. (b)                                                                                  882,683
                  28,070   Dentsply International, Inc.                                                                   1,457,956
                  39,050   Fisher Scientific International, Inc. (b)                                                      2,277,786
                  35,850   Genzyme Corp. (b)                                                                              1,950,599
                  70,700   Gilead Sciences, Inc. (b)                                                                      2,642,765
                  65,150   IVAX Corp. (b)                                                                                 1,247,623
                  32,100   Medicis Pharmaceuticals, Inc., Class A                                                         1,253,184
                  23,680   Sepracor, Inc. (b)                                                                             1,155,110
                  17,400   St. Jude Medical, Inc. (b)                                                                     1,309,698

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                  51,350   Valeant Pharmaceuticals, Inc.                                                                  1,238,562
                                                                                                                       ------------
                                                                                                                         23,924,144
                                                                                                                       ------------
Industrial Services  (4.0%):
                  18,000   BJ Services Co.                                                                                  943,380
                  37,500   FMC Technologies, Inc. (b)                                                                     1,252,500
                  40,710   Jacobs Engineering Group, Inc. (b)                                                             1,558,786
                  35,400   Patterson-UTI Energy, Inc.                                                                       675,078
                  35,370   Smith International, Inc. (b)                                                                  2,148,020
                  14,500   Weatherford International Ltd. (b)                                                               739,790
                                                                                                                       ------------
                                                                                                                          7,317,554
                                                                                                                       ------------
Process Industries  (2.4%):
                  41,800   Donaldson Co., Inc.                                                                            1,186,702
                  23,100   Freeport-McMoRan Copper & Gold,                                                                  935,550
                           Inc., Class B (d)
                  25,300   Inco Ltd. (b)                                                                                    987,965
                   7,100   Scotts Co., Class A (b)                                                                          455,465
                  17,360   Valspar Corp.                                                                                    810,365
                                                                                                                       ------------
                                                                                                                          4,376,047
                                                                                                                       ------------
Producer Manufacturing  (3.7%):
                  29,000   Autoliv, Inc.                                                                                  1,171,600
                  31,290   Energizer Holdings, Inc. (b)                                                                   1,442,468
                  19,850   Graco, Inc.                                                                                      664,975
                  24,190   Hubbell, Inc., Class B                                                                         1,084,438
                  15,100   ITT Industries, Inc.                                                                           1,207,849
                  19,377   Oshkosh Truck Corp.                                                                            1,105,652
                                                                                                                       ------------
                                                                                                                          6,676,982
                                                                                                                       ------------
Retail Trade  (8.7%):
                  33,900   Advance Auto Parts, Inc. (b)                                                                   1,166,160
                  22,110   Bed Bath & Beyond, Inc. (b)                                                                      820,502
                  43,400   Chico's FAS, Inc. (b)                                                                          1,484,280
                  63,150   Circuit City Stores, Inc.                                                                        968,721
                  41,660   Claire's Stores, Inc.                                                                          1,043,166
                  27,880   Fastenal Co. (d)                                                                               1,605,888
                  19,550   Michael's Stores, Inc.                                                                         1,157,556
                  33,600   O'Reilly Automotive, Inc. (b)                                                                  1,286,544
                  80,560   Petsmart, Inc.                                                                                 2,287,098
                  60,650   Rent-A-Center, Inc. (b)                                                                        1,568,409
                  73,240   Ross Stores, Inc.                                                                              1,716,746
                   8,100   Whole Foods Market, Inc.                                                                         694,899
                                                                                                                       ------------
                                                                                                                         15,799,969
                                                                                                                       ------------
Technology Services  (9.5%):
                  39,800   Adobe Systems, Inc.                                                                            1,968,906
                  38,200   Affiliated Computer Services, Inc.,                                                            2,126,595
                           Class A (b) (d)
                  30,500   Ask Jeeves, Inc. (b) (d)                                                                         997,655
                  23,390   Certegy, Inc.                                                                                    870,342
                  13,400   Cognos, Inc. (b)                                                                                 475,968
                  49,100   Computer Associates International,                                                             1,291,330
                           Inc.
                  26,620   DST Systems, Inc. (b)                                                                          1,183,791
                  29,100   Electronic Arts, Inc. (b)                                                                      1,338,309
                  37,600   Fiserv, Inc. (b)                                                                               1,310,736
                   7,200   Getty Images, Inc. (b) (d)                                                                       398,160
                  22,300   Intuit, Inc. (b)                                                                               1,012,420
                  34,935   National Instruments Corp.                                                                     1,057,482
                  23,300   SunGard Data Systems, Inc. (b)                                                                   553,841
                  32,800   Symantec Corp. (b) (d)                                                                         1,800,064
                  22,900   Tech Data Corp. (b)                                                                              882,795
                                                                                                                       ------------
                                                                                                                         17,268,394
                                                                                                                       ------------
Transportation  (2.3%):
                  88,600   AMR Corp. (b) (d)                                                                                649,438
                  35,200   C.H. Robinson Worldwide, Inc.                                                                  1,632,928
                  37,860   Expeditors International of                                                                    1,957,362
                           Washington, Inc.                                                                           ------------

                                                                                                                          4,239,728
                                                                                                                       ------------
Utilities  (1.2%):

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                  40,560   Equitable Resources, Inc.                                                                      2,202,814
                                                                                                                       ------------
TOTAL COMMON STOCKS                                                                                                     175,448,729
                                                                                                                       ------------
INVESTMENT COMPANIES  (3.7%):
                     900   iShares Russell 2000 Growth Index                                                                 52,713
                           Fund
                     600   Mid-Cap 400 Depository Receipt                                                                    65,118
               6,660,419   One Group Prime Money Market                                                                   6,660,419
                           Fund, Class I (c)                                                                           -------------

TOTAL INVESTMENT COMPANIES                                                                                                6,778,250
                                                                                                                       ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (8.2%):
              14,895,280   Pool of various securities for One
                           Group Equity Funds #                                                                          14,895,280
                                                                                                                       ------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                    14,895,280
                                                                                                                       ------------

TOTAL (COST $167,039,464) (a)                                                                                          $197,122,259
                                                                                                                       ============

---------------
Percentages indicated are based on net assets of $181,640,820.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.....................      $   33,222,909

Unrealized depreciation.....................          (3,140,114)
                                                  --------------
Net unrealized appreciation (depreciation)..      $   30,082,795
                                                  ==============

  Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)   Non-income producing securities.

(c)   Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

# The cash collateral received by the Portfolio was pooled and at September 30, 2004 was invested in a Commercial Paper (with an interest rate of 1.86%, and a maturity date of March 11, 2005), a Repurchase Agreement (with an interest rate of 1.87%, and a maturity date of October 1, 2004), and Master Notes (with interest rates ranging from 1.71% to 2.28%, and maturity dates ranging from October 2004 to July 2007).

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

ONE GROUP INVESTMENT TRUST
MID CAP VALUE PORTFOLIO
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Portfolio. Certified holdings are available 60 days after the portfolio's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

       SHARES
         OR
      PRINCIPAL               SECURITY
       AMOUNT                DESCRIPTION                                                                                    VALUE
       ------                -----------                                                                                    -----
COMMON STOCKS  (89.7%):
Commercial Services  (1.0%):
                  18,900   Adesa, Inc. (b)                                                                              $   310,528
                   6,300   Allete, Inc.                                                                                     204,750
                   6,000   Banta Corp.                                                                                      238,500
                  16,700   Valassis Communications, Inc. (b)                                                                493,986
                                                                                                                        -----------
                                                                                                                          1,247,764
                                                                                                                        -----------
Communications  (1.7%):
                   9,700   Alltel Corp.                                                                                     532,627
                  29,800   CenturyTel, Inc.                                                                               1,020,352
                   5,400   Telephone & Data Systems, Inc.                                                                   454,518
                                                                                                                        -----------
                                                                                                                          2,007,497
                                                                                                                        -----------
Consumer Durables  (4.8%):
                  13,700   Centex Corp.                                                                                     691,302
                  41,800   D.R. Horton, Inc.                                                                              1,383,998
                   7,600   Fortune Brands, Inc.                                                                             563,084
                  11,800   HNI Corp.                                                                                        467,044
                  22,000   Lennar Corp.                                                                                   1,047,200
                   7,100   Mohawk Industries, Inc. (b)                                                                      563,669
                  29,300   Newell Rubbermaid, Inc.                                                                          587,172
                   7,100   Pulte Homes, Inc.                                                                                435,727
                                                                                                                        -----------
                                                                                                                          5,739,196
                                                                                                                        -----------
Consumer Non-Durables  (4.1%):
                  36,600   Constellation Brands, Inc., Class A                                                            1,392,996
                           (b)
                  11,700   Dean Foods Co. (b)                                                                               351,234
                  19,400   Hormel Foods Corp.                                                                               519,532
                   7,800   JM Smuckers Co.                                                                                  346,398
                  23,600   Loews Corp. - Carolina Group                                                                     575,132
                  55,900   PepsiAmericas, Inc.                                                                            1,067,690
                  13,600   V.F. Corp.                                                                                       672,520
                                                                                                                        -----------
                                                                                                                          4,925,502
                                                                                                                        -----------
Consumer Services  (7.0%):
                  40,100   Belo Corp., Class A                                                                              903,854
                  15,900   Brinker International, Inc. (b)                                                                  495,285
                  13,400   Brookfield Properties Corp.                                                                      432,284
                  29,800   CBRL Group, Inc.                                                                               1,075,184
                  27,800   Dex Media, Inc. (b) (d)                                                                          588,526
                   8,200   E.W. Scripps Co., Class A                                                                        391,796
                  46,700   Emmis Communications Corp.,                                                                      843,402
                           Class A (b)
                   6,500   Knight-Ridder, Inc.                                                                              425,425
                  22,500   Laureate Education, Inc. (b)                                                                     837,450
                  26,300   Mandalay Resort Group                                                                          1,805,495
                  41,500   Reader's Digest Association, Inc., Class A                                                       605,485
                                                                                                                        -----------

                                                                                                                          8,404,186
                                                                                                                        -----------
Electronic Technology  (4.8%):
                  98,100   3Com Corp. (b)                                                                                   413,982
                  42,800   Arrow Electronics, Inc. (b)                                                                      966,424
                  11,200   Diebold, Inc.                                                                                    523,040
                  22,160   Harris Corp.                                                                                   1,217,470
                 127,900   Integrated Device Technology, Inc.                                                             1,218,887
                           (b)
                  20,800   L-3 Communications Holdings, Inc.                                                              1,393,600
                                                                                                                        -----------

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                                                                                                                          5,733,403
                                                                                                                        -----------
Energy Minerals  (4.0%):
                  31,180   Arch Coal, Inc.                                                                                1,106,578
                  10,200   Ashland, Inc.                                                                                    572,016
                  14,562   Devon Energy Corp.                                                                             1,034,048
                  35,700   Pioneer Natural Resources Co.                                                                  1,230,936
                  10,630   Valero Energy Corp.                                                                              852,632
                                                                                                                        -----------
                                                                                                                          4,796,210
                                                                                                                        -----------
Finance  (29.6%):
                  18,800   AMB Property Corp.                                                                               695,976
                  24,600   American Financial Group, Inc.                                                                   735,294
                  34,000   American Financial Realty Trust                                                                  479,740
                  34,800   Associated Banc Corp.                                                                          1,116,036
                  40,600   Assurant, Inc.                                                                                 1,055,600
                  37,600   Assured Guaranty Ltd.                                                                            626,416
                  20,400   Axis Capital Holdings Ltd.                                                                       530,400
                  44,000   Banknorth Group, Inc.                                                                          1,540,000
                  13,000   Cincinnati Financial Corp.                                                                       535,860
                  37,400   Compass Bancshares, Inc.                                                                       1,638,868
                  10,900   Cousins Properties, Inc.                                                                         373,979
                  99,400   E*Trade Group, Inc. (b)                                                                        1,135,148
                  20,700   Endurance Specialty Holdings Ltd.                                                                665,505
                  29,100   Everest Re Group Ltd.                                                                          2,163,003
                  38,002   Fidelity National Financial, Inc.                                                              1,447,876
                  25,200   First Horizon National Corp.                                                                   1,092,672
                   8,000   Golden West Financial Corp.                                                                      887,600
                  30,200   HCC Insurance Holdings, Inc.                                                                     910,530
                  16,700   Independence Community Bank                                                                      652,135
                           Corp.
                  31,900   Janus Capital Group, Inc.                                                                        434,159
                  22,720   Liberty Property Trust                                                                           905,165
                   4,600   M & T Bank Corp. (d)                                                                             440,220
                  19,430   MBIA, Inc.                                                                                     1,131,020
                  28,500   Mercantile Bankshares Corp.                                                                    1,366,860
                  45,910   National Commerce Financial Co.                                                                1,570,581
                  10,700   NCO Group, Inc. (b)                                                                              288,365
                  10,800   North Fork Bancorp, Inc.                                                                         480,060
                  10,800   Northern Trust Corp.                                                                             440,640
                  61,750   Old Republic International Corp.                                                               1,545,603
                  28,900   PMI Group, Inc.                                                                                1,172,762
                  24,600   Principal Financial Group                                                                        884,862
                  17,500   Protective Life Corp.                                                                            687,925
                  21,000   Radian Group, Inc.                                                                               970,830
                  78,700   Sovereign Bancorp, Inc.                                                                        1,717,234
                  14,000   StanCorp Financial Group, Inc.                                                                   996,800
                  25,800   United Dominion Realty Trust, Inc.                                                               511,614
                  12,700   Willis Group Holdings Ltd.                                                                       474,980
                  14,100   Zions Bancorp                                                                                    860,664
                                                                                                                        -----------
                                                                                                                         35,162,982
                                                                                                                        -----------
Health Services  (3.3%):
                  13,500   AmerisourceBergen Corp.                                                                          725,085
                  27,000   Omnicare, Inc.                                                                                   765,720
                   6,200   Quest Diagnostics, Inc.                                                                          546,964
                  37,600   Triad Hospitals, Inc. (b)                                                                      1,294,944
                  13,200   Universal Health Services, Inc., Class B                                                         574,200
                                                                                                                        -----------

                                                                                                                          3,906,913
                                                                                                                        -----------
Industrial Services  (3.6%):
                  39,900   Grant Prideco, Inc. (b)                                                                          817,551
                  31,900   National-Oilwell, Inc. (b)                                                                     1,048,234
                  33,500   Republic Services, Inc.                                                                          996,960
                  51,100   Varco International, Inc. (b)                                                                  1,370,502
                                                                                                                        -----------
                                                                                                                          4,233,247
                                                                                                                        -----------
Process Industries  (5.0%):
                  20,480   Cabot Corp.                                                                                      789,914
                  35,400   Lubrizol Corp.                                                                                 1,224,840

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                   8,200   Minerals Technologies, Inc.                                                                      482,652
                  28,800   Pactiv Corp. (b)                                                                                 669,600
                  84,540   RPM International, Inc.                                                                        1,492,131
                   9,300   Sigma-Aldrich Corp. (d)                                                                          539,400
                  15,600   Valspar Corp.                                                                                    728,208
                                                                                                                      -------------
                                                                                                                          5,926,745
                                                                                                                      -------------
Producer Manufacturing  (4.6%):
                  28,600   Borg Warner, Inc.                                                                              1,238,094
                  14,200   Carlisle Cos., Inc.                                                                              907,806
                   8,500   Cooper Industries Ltd., Class A                                                                  501,500
                  20,200   Lear Corp.                                                                                     1,099,890
                  33,800   Pentair, Inc.                                                                                  1,179,958
                  19,400   Trinity Industries, Inc. (d)                                                                     604,698
                                                                                                                      -------------
                                                                                                                          5,531,946
                                                                                                                      -------------
Retail Trade  (4.2%):
                  56,200   Albertson's, Inc. (d)                                                                          1,344,866
                  31,800   AutoNation, Inc. (b)                                                                             543,144
                   8,300   AutoZone, Inc. (b)                                                                               641,175
                  22,500   Family Dollar Stores, Inc.                                                                       609,750
                  58,200   Saks, Inc.                                                                                       701,310
                  13,800   Tiffany & Co.                                                                                    424,212
                  31,800   TJX Cos., Inc.                                                                                   700,872
                                                                                                                      -------------
                                                                                                                          4,965,329
                                                                                                                      -------------
Technology Services  (1.3%):
                  33,760   Ascential Software Corp. (b)                                                                     454,747
                  49,300   Sybase, Inc. (b)                                                                                 679,847
                  41,900   Unisys Corp. (b)                                                                                 432,408
                                                                                                                      -------------
                                                                                                                          1,567,002
                                                                                                                      -------------
Transportation  (1.8%):
                  36,400   EGL, Inc. (b)                                                                                  1,101,464
                  28,800   J.B. Hunt Transport Services, Inc.                                                             1,069,632
                                                                                                                      -------------
                                                                                                                          2,171,096
                                                                                                                      -------------
Utilities  (8.9%):
                  30,600   Black Hills Corp.                                                                                850,068
                  20,700   Consolidated Edison, Inc.                                                                        870,228
                  36,600   Energy East Corp.                                                                                921,588
                  13,000   Equitable Resources, Inc.                                                                        706,030
                  18,980   Hawaiian Electric Industries, Inc.                                                               503,729
                           (d)
                   7,200   Kinder Morgan, Inc.                                                                              452,304
                  40,520   MDU Resources Group, Inc.                                                                      1,066,892
                  15,690   NSTAR                                                                                            770,379
                  25,400   Oneok, Inc.                                                                                      660,908
                  49,830   Puget Energy, Inc.                                                                             1,131,141
                  28,000   Sempra Energy                                                                                  1,013,320
                  52,300   Wisconsin Energy Corp.                                                                         1,668,370
                                                                                                                      -------------
                                                                                                                         10,614,957
                                                                                                                      -------------
TOTAL COMMON STOCKS                                                                                                     106,933,975
                                                                                                                      -------------
WARRANTS  (0.0%):
Finance  (0.0%):
                  23,100   Dime Bancorp, Inc. (b)                                                                             3,234
                                                                                                                      -------------
TOTAL WARRANTS                                                                                                                3,234
                                                                                                                      -------------
INVESTMENT COMPANIES  (8.1%):
                  50,000   I Shares Russell Midcapvalue                                                                   5,005,000
               4,599,316   One Group Prime Money Market                                                                   4,599,316
                           Fund, Class I (c)                                                                          -------------


TOTAL INVESTMENT COMPANIES                                                                                                9,604,316
                                                                                                                      -------------
REPURCHASE AGREEMENTS  (2.2%):
               2,676,000   State Street Bank and Trust, 1.00%,                                                            2,676,000
                            10/1/04 (Proceeds at maturity                                                             -------------

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                           $2,676,074 collateralized by various
                           U.S. Government Securities)

TOTAL REPURCHASE AGREEMENTS                                                                                               2,676,000
                                                                                                                      -------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (3.2%):
               3,831,046   Pool of various securities for One                                                             3,831,046
                           Group Equity Funds #                                                                       -------------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                     3,831,046
                                                                                                                      -------------
TOTAL (COST $102,986,758) (a)                                                                                         $ 123,048,571
                                                                                                                      =============

------------
Percentages indicated are based on net assets of $119,211,614.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation...............................   $ 21,809,653
Unrealized depreciation...............................     (1,747,840)
                                                         ------------
Net unrealized appreciation (depreciation)............   $ 20,061,813
                                                         ============

  Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)   Non-income producing securities.

(c)   Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

# The cash collateral received by the Portfolio was pooled and at September 30, 2004 was invested in a Commercial Paper (with an interest rate of 1.86%, and a maturity date of March 11, 2005), a Repurchase Agreement (with an interest rate of 1.87%, and a maturity date of October 1, 2004), and Master Notes (with interest rates ranging from 1.71% to 2.28%, and maturity dates ranging from October 2004 to July 2007).

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

ONE GROUP INVESTMENT TRUST
DIVERSIFIED MID CAP PORTFOLIO
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Portfolio. Certified holdings are available 60 days after the portfolio's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

         SHARES
           OR
        PRINCIPAL             SECURITY
         AMOUNT              DESCRIPTION                                                                                  VALUE
         ------              -----------                                                                                  -----
COMMON STOCKS  (97.7%):
Commercial Services  (2.1%):
                  12,093   Adesa, Inc. (b)                                                                              $   198,689
                   4,031   Allete, Inc.                                                                                     131,008
                  12,554   Manpower, Inc.                                                                                   558,527
                  16,130   RSA Security, Inc. (b)                                                                           311,309
                                                                                                                        -----------
                                                                                                                          1,199,533
                                                                                                                        -----------
Consumer Durables  (3.5%):
                   3,800   Black & Decker Corp.                                                                             294,272
                   6,700   Brunswick Corp.                                                                                  306,592
                   5,800   Centex Corp.                                                                                     292,668
                   5,990   Cooper Tire & Rubber Co.                                                                         120,818
                  20,680   D.R. Horton, Inc.                                                                                684,715
                     500   NVR, Inc. (b)                                                                                    275,500
                                                                                                                        -----------
                                                                                                                          1,974,565
                                                                                                                        -----------
Consumer Non-Durables  (3.9%):
                   6,630   Coach, Inc. (b)                                                                                  281,245
                  13,713   Constellation Brands, Inc., Class A                                                              521,917
                           (b)
                  15,948   Liz Claiborne, Inc.                                                                              601,558
                   3,500   Reynolds American, Inc.                                                                          238,140
                  35,600   Tyson Foods, Inc., Class A                                                                       570,312
                                                                                                                        -----------
                                                                                                                          2,213,172
                                                                                                                        -----------
Consumer Services  (2.9%):
                  19,522   Corinthian Colleges, Inc. (b)                                                                    263,157
                  10,667   ITT Educational Services, Inc. (b)                                                               384,545
                   6,322   Mandalay Resort Group                                                                            434,005
                  13,511   Outback Steakhouse, Inc.                                                                         561,112
                                                                                                                        -----------
                                                                                                                          1,642,819
                                                                                                                        -----------
Distribution Services  (2.0%):
                   9,863   CDW Corp.                                                                                        572,349
                   9,163   Henry Schein, Inc. (b)                                                                           570,947
                                                                                                                        -----------
                                                                                                                          1,143,296
                                                                                                                        -----------
Electronic Technology  (7.7%):
                  10,310   Adtran, Inc.                                                                                     233,831
                  17,959   Amphenol Corp., Class A (b)                                                                      615,275
                   8,357   Arrow Electronics, Inc. (b)                                                                      188,701
                  24,844   Cadence Design Systems, Inc. (b)                                                                 323,966
                           (d)
                   7,606   Foundry Networks, Inc. (b)                                                                        72,181
                   3,320   Harris Corp.                                                                                     182,401
                  11,776   L-3 Communications Holdings, Inc.                                                                788,992
                  17,872   Microchip Technology, Inc. (d)                                                                   479,684
                  26,742   Qlogic Corp. (b)                                                                                 791,831
                   8,340   Synopsys, Inc. (b)                                                                               132,022
                   8,475   Zebra Technologies Corp., Class A                                                                517,060
                           (b)                                                                                          -----------

                                                                                                                          4,325,944
                                                                                                                        -----------
Energy Minerals  (8.2%):
                  14,302   Apache Corp.                                                                                     716,673
                  14,785   Arch Coal, Inc.                                                                                  524,720
                   4,700   Kerr-McGee Corp.                                                                                 269,075
                  23,622   Massey Energy Co.                                                                                683,384
                   9,870   Murphy Oil Corp.                                                                                 856,421
                   8,200   Newfield Exploration Co. (b)                                                                     502,168

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                  18,805   Pioneer Natural Resources Co.                                                                    648,396
                  17,900   Plains Exploration & Product Co. (b)                                                             427,094
                                                                                                                        -----------

                                                                                                                          4,627,931
                                                                                                                        -----------
Finance  (21.8%):
                  11,513   Affiliated Managers Group, Inc. (b)                                                              616,406
                           (d)
                   7,219   AMBAC Financial Group, Inc.                                                                      577,159
                  19,700   AmeriCredit Corp. (b)                                                                            411,336
                  13,018   Associated Banc Corp.                                                                            417,487
                  21,946   Assurant, Inc.                                                                                   570,596
                  47,283   Assured Guaranty Ltd.                                                                            787,735
                  22,603   Axis Capital Holdings Ltd.                                                                       587,678
                   1,836   Catellus Development Corp.                                                                        48,672
                  19,157   Compass Bancshares, Inc.                                                                         839,460
                  47,134   E*Trade Group, Inc. (b)                                                                          538,270
                  11,778   Everest Re Group Ltd.                                                                            875,459
                   8,700   General Growth Properties                                                                        269,700
                  19,800   Host Marriott Corp.                                                                              277,794
                   4,899   National Financial Partners Co.                                                                  175,286
                  10,110   New York Community Bancorp,                                                                      207,659
                           Inc.
                  20,008   North Fork Bancorp, Inc.                                                                         889,357
                  23,100   Old Republic International Corp.                                                                 578,193
                  19,157   PMI Group, Inc.                                                                                  777,391
                   7,967   ProAssurance Corp. (b)                                                                           279,004
                  10,600   Protective Life Corp.                                                                            416,686
                  18,300   Providian Financial Corp. (b)                                                                    284,382
                  10,910   Radian Group, Inc.                                                                               504,369
                  26,785   Sovereign Bancorp, Inc.                                                                          584,449
                   6,701   StanCorp Financial Group, Inc.                                                                   477,111
                   8,000   W.R. Berkley Corp.                                                                               337,280
                                                                                                                        -----------
                                                                                                                         12,328,919
                                                                                                                        -----------
Health Services  (5.2%):
                   5,929   Anthem, Inc. (b)                                                                                 517,305
                  17,765   Caremark Rx, Inc. (b)                                                                            569,724
                   4,000   Cigna Corp.                                                                                      278,520
                   9,501   Coventry Health Care, Inc. (b)                                                                   507,068
                   4,690   Express Scripts, Inc., Class A (b)                                                               306,445
                  27,062   Omnicare, Inc.                                                                                   767,478
                                                                                                                        -----------
                                                                                                                          2,946,540
                                                                                                                        -----------
Health Technology  (2.1%):
                   4,705   Beckman Coulter, Inc.                                                                            264,045
                   7,171   Fisher Scientific International, Inc.                                                            418,284
                           (b)
                  27,891   Mylan Laboratories, Inc. (d)                                                                     502,038
                                                                                                                        -----------
                                                                                                                          1,184,367
                                                                                                                        -----------
Industrial Services  (5.8%):
                  10,828   BJ Services Co.                                                                                  567,495
                  38,702   Grant Prideco, Inc. (b)                                                                          793,005
                  15,038   Harsco Corp.                                                                                     675,206
                   9,060   National-Oilwell, Inc. (b)                                                                       297,712
                   7,500   Overseas Shipholding Group, Inc.                                                                 372,300
                  19,053   Republic Services, Inc.                                                                          567,017
                                                                                                                        -----------
                                                                                                                          3,272,735
                                                                                                                        -----------
Non-Energy Minerals  (1.4%):
                  17,161   Lafarge North America Corp.                                                                      804,679
                                                                                                                        -----------
Process Industries  (3.3%):
                  14,024   Ball Corp.                                                                                       524,919
                  10,595   Cabot Corp.                                                                                      408,649
                  13,444   Engelhard Corp.                                                                                  381,137
                   3,200   Temple-Inland, Inc.                                                                              214,880
                   7,521   Valspar Corp.                                                                                    351,080
                                                                                                                        -----------
                                                                                                                          1,880,665
                                                                                                                        -----------

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

Producer Manufacturing  (10.4%):
                  26,176   AGCO Corp. (b)                                                                                   592,101
                  24,258   Ametek, Inc.                                                                                     735,503
                   6,200   Autoliv, Inc.                                                                                    250,480
                  16,284   Borg Warner, Inc.                                                                                704,934
                   8,509   Cummins, Inc. (d)                                                                                628,730
                   4,400   Eaton Corp.                                                                                      279,004
                   9,508   ITT Industries, Inc.                                                                             760,545
                  13,703   Lear Corp.                                                                                       746,128
                  17,290   Martin Marietta Materials, Inc.                                                                  782,718
                   7,950   Nordson Corp.                                                                                    272,924
                   5,460   Smith (A.O.) Corp.                                                                               132,951
                                                                                                                        -----------
                                                                                                                          5,886,018
                                                                                                                        -----------
Retail Trade  (3.5%):
                   5,840   Barnes & Noble, Inc. (b) (d)                                                                     216,080
                   8,400   Claire's Stores, Inc.                                                                            210,336
                   5,140   O'Reilly Automotive, Inc. (b)                                                                    196,811
                  12,898   Regis Corp.                                                                                      518,757
                  16,921   Rent-A-Center, Inc. (b)                                                                          437,577
                  17,480   Ross Stores, Inc.                                                                                409,731
                                                                                                                        -----------
                                                                                                                          1,989,292
                                                                                                                        -----------
Technology Services  (3.3%):
                   9,347   Affiliated Computer Services, Inc., Class A (b)                                                  520,348
                  16,643   AT&T Corp.                                                                                       238,328
                  16,677   ATI Technologies, Inc. (b)                                                                       255,658
                   4,950   Fair Issac & Co., Inc.                                                                           144,540
                  10,091   SunGard Data Systems, Inc. (b)                                                                   239,863
                  12,356   Tech Data Corp. (b)                                                                              476,324
                                                                                                                        -----------
                                                                                                                          1,875,061
                                                                                                                        -----------
Transportation  (2.9%):
                   5,530   Expeditors International of
                           Washington, Inc.                                                                                 285,901
                   8,980   J.B. Hunt Transport Services, Inc.                                                               333,517
                  19,010   Norfolk Southern Corp.                                                                           565,357
                   8,923   Swift Transportation Co., Inc. (b)                                                               150,085
                   6,400   Yellow Corp. (b)                                                                                 300,096
                                                                                                                        -----------
                                                                                                                          1,634,956
                                                                                                                        -----------
Utilities  (7.7%):
                  12,761   Alliant Energy Corp.                                                                             317,494
                   3,243   Ameren Corp.                                                                                     149,664
                   9,414   Black Hills Corp.                                                                                261,521
                  11,530   Entergy Corp.                                                                                    698,833
                  15,183   Equitable Resources, Inc.                                                                        824,589
                   6,634   Kinder Morgan, Inc.                                                                              416,748
                  23,881   MDU Resources Group, Inc.                                                                        628,787
                   9,201   Scana Corp.                                                                                      343,565
                   7,300   Sempra Energy                                                                                    264,187
                  14,142   Wisconsin Energy Corp.                                                                           451,130
                                                                                                                        -----------
                                                                                                                          4,356,518
                                                                                                                        -----------
TOTAL COMMON STOCKS                                                                                                      55,287,010
                                                                                                                        -----------
INVESTMENT COMPANIES  (2.0%):
               1,114,824   One Group Prime Money Market                                                                   1,114,824
                           Fund, Class I (c)                                                                            -----------

TOTAL INVESTMENT COMPANIES                                                                                                1,114,824
                                                                                                                        -----------
REPURCHASE AGREEMENTS  (0.3%):
                 150,000   State Street Bank and Trust, 1.00%,                                                              150,000
                           10/1/04 (Proceeds at maturity                                                                -----------
                           $150,004, collateralized by various
                           U.S. Government securities)

TOTAL REPURCHASE AGREEMENTS                                                                                                 150,000
                                                                                                                        -----------

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (5.0%):
               2,814,368   Pool of various securities for One                                                             2,814,368
                            Group Equity Funds #                                                                        -----------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                     2,814,368
                                                                                                                        -----------

TOTAL (COST $50,166,703) (a)                                                                                            $59,366,202
                                                                                                                        ===========

------------
Percentages indicated are based on net assets of $56,534,775.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation................................          $10,983,513
Unrealized depreciation................................           (1,784,014)
                                                                 -----------
Net unrealized appreciation (depreciation).............          $ 9,199,499
                                                                 ===========

  Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)   Non-income producing securities.

(c)   Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

# The cash collateral received by the Portfolio was pooled and at September 30, 2004 was invested in a Commercial Paper (with an interest rate of 1.86%, and a maturity date of March 11, 2005), a Repurchase Agreement (with an interest rate of 1.87%, and a maturity date of October 1, 2004), and Master Notes (with interest rates ranging from 1.71% to 2.28%, and maturity dates ranging from October 2004 to July 2007).

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

ONE GROUP INVESTMENT TRUST
LARGE CAP GROWTH PORTFOLIO
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Portfolio. Certified holdings are available 60 days after the portfolio's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

         SHARES
           OR
        PRINCIPAL             SECURITY
         AMOUNT              DESCRIPTION                                                                                  VALUE
         ------              -----------                                                                                  -----
COMMON STOCKS  (97.0%):
Commercial Services  (0.3%):
                  24,200   Robert Half International, Inc.                                                              $   623,634
                                                                                                                        -----------
Communications  (1.6%):
                  97,300   Crown Castle International Corp. (b)                                                           1,447,824
                  65,000   Nextel Communications, Inc., Class A (b)                                                       1,549,600
                                                                                                                        -----------

                                                                                                                          2,997,424
                                                                                                                        -----------
Consumer Durables  (0.5%):
                  17,650   Harley-Davidson, Inc.                                                                          1,049,116
                                                                                                                        -----------
Consumer Non-Durables  (9.5%):
                  40,235   Alberto-Culver Co., Class B                                                                    1,749,418
                  19,060   Anheuser-Busch Co., Inc.                                                                         952,047
                  84,510   Coca-Cola Co.                                                                                  3,384,625
                   8,141   General Mills, Inc.                                                                              365,531
                  34,970   Gillette Co.                                                                                   1,459,648
                 178,200   Liberty Media Corp. (b)                                                                        1,553,904
                  51,484   PepsiCo, Inc.                                                                                  2,504,697
                 113,290   Procter & Gamble Co.                                                                           6,131,254
                                                                                                                        -----------
                                                                                                                         18,101,124
                                                                                                                        -----------
Consumer Services  (5.7%):
                  40,600   Apollo Group, Inc., Class A (b)                                                                2,978,822
                  23,600   Carnival Corp.                                                                                 1,116,044
                  36,690   EchoStar Communications Corp., Class A (b)                                                     1,141,793
                  38,180   Education Management Corp. (b)                                                                 1,017,115
                  23,530   Grupo Televisa S.A.                                                                            1,240,737
                  37,200   IAC/InterActiveCorp (b) (d)                                                                      819,144
                  14,700   International Game Technologies                                                                  528,465
                  23,100   Lamar Advertising Co., Class A (b)                                                               961,191
                  34,900   Viacom, Inc., Class B                                                                          1,171,244
                                                                                                                        -----------
                                                                                                                         10,974,555
                                                                                                                        -----------
Distribution Services  (2.2%):
                  17,040   Cardinal Health, Inc.                                                                            745,841
                  39,200   CDW Corp.                                                                                      2,274,776
                  37,200   Sysco Corp.                                                                                    1,113,024
                                                                                                                        -----------
                                                                                                                          4,133,641
                                                                                                                        -----------
Electronic Technology  (15.6%):
                  51,900   Altera Corp. (b) (d)                                                                           1,015,683
                  40,830   Analog Devices, Inc.                                                                           1,583,387
                  74,900   Applied Materials, Inc. (b) (d)                                                                1,235,101
                 265,300   Cisco Systems, Inc. (b)                                                                        4,801,931
                  41,750   Corning, Inc. (b) (d)                                                                            462,590
                  92,790   Dell, Inc. (b)                                                                                 3,303,324
                   5,610   General Dynamics Corp.                                                                           572,781
                 229,720   Intel Corp.                                                                                    4,608,183
                  18,680   International Business Machines Corp.                                                          1,601,623
                  32,200   Jabil Circuit, Inc. (b)                                                                          740,600
                  30,200   Linear Technology Corp.                                                                        1,094,448
                  19,380   Lockheed Martin Corp.                                                                          1,081,016
                  55,820   Motorola, Inc.                                                                                 1,006,993
                 140,420   PerkinElmer, Inc.                                                                              2,418,032
                  60,180   Qualcomm, Inc.                                                                                 2,349,427

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                  61,600   Symbol Technologies, Inc.                                                                        778,624
                  43,160   Synopsys, Inc. (b)                                                                               683,223
                  40,000   Xerox Corp. (b)                                                                                  563,200
                                                                                                                        -----------
                                                                                                                         29,900,166
                                                                                                                        -----------
Energy Minerals  (1.8%):
                   5,600   Anadarko Petroleum Corp.                                                                         371,616
                  32,250   Burlington Resources, Inc.                                                                     1,315,800
                  25,780   Devon Energy Corp.                                                                             1,830,638
                                                                                                                        -----------
                                                                                                                          3,518,054
                                                                                                                        -----------
Finance  (7.6%):
                  19,730   American Express Co.                                                                           1,015,306
                  75,850   American International Group, Inc.                                                             5,157,041
                 138,700   Charles Schwab Corp.                                                                           1,274,653
                   5,770   Chicago Mercantile Exchange (d)                                                                  930,701
                  16,200   Everest Re Group Ltd.                                                                          1,204,146
                  36,100   Freddie Mac                                                                                    2,355,164
                  17,000   Marsh & McLennan Cos., Inc.                                                                      777,920
                  26,540   Morgan Stanley Dean Witter & Co.                                                               1,308,422
                  12,300   The First Marblehead Corp. (b)                                                                   570,720
                                                                                                                        -----------
                                                                                                                         14,594,073
                                                                                                                        -----------
Health Services  (2.6%):
                  20,480   AmerisourceBergen Corp.                                                                        1,099,981
                  13,200   Anthem, Inc. (b) (d)                                                                           1,151,700
                  22,800   Laboratory Corp. of America Holdings (b)                                                         996,816
                  23,020   UnitedHealth Group, Inc.                                                                       1,697,495
                                                                                                                        -----------
                                                                                                                          4,945,992
                                                                                                                        -----------
Health Technology  (21.4%):
                  59,890   Abbott Laboratories                                                                            2,536,940
                  30,834   Amgen, Inc. (b)                                                                                1,747,671
                  41,300   Baxter International, Inc.                                                                     1,328,208
                  24,370   Biogen Idec, Inc. (b)                                                                          1,490,713
                  37,180   Boston Scientific Corp. (b)                                                                    1,477,161
                  36,610   Eli Lilly & Co.                                                                                2,198,431
                  27,260   Forest Laboratories, Inc. (b)                                                                  1,226,155
                  26,240   Genentech, Inc. (b)                                                                            1,375,501
                  28,080   Genzyme Corp. (b)                                                                              1,527,833
                  28,120   Gilead Sciences, Inc. (b)                                                                      1,051,126
                  36,570   Guidant Corp.                                                                                  2,415,083
                   6,900   ImClone Systems, Inc. (b) (d)                                                                    364,665
                 117,400   Johnson & Johnson                                                                              6,613,142
                  61,210   MedImmune, Inc. (b)                                                                            1,450,677
                  36,160   Medtronic, Inc.                                                                                1,876,704
                  55,030   Merck & Co., Inc.                                                                              1,815,990
                   6,000   OSI Pharmaceuticals, Inc. (b)                                                                    368,760
                  45,670   Pall Corp.                                                                                     1,118,002
                 248,555   Pfizer, Inc.                                                                                   7,605,782
                  39,400   Schering-Plough Corp.                                                                            750,964
                  11,600   Sepracor, Inc. (b) (d)                                                                           565,848
                                                                                                                        -----------
                                                                                                                         40,905,356
                                                                                                                        -----------
Industrial Services  (3.6%):
                  23,310   BJ Services Co.                                                                                1,221,677
                  25,595   Fluor Corp.                                                                                    1,139,489
                  17,630   Nabors Industries Ltd. (b) (d)                                                                   834,781
                  28,350   Noble Corp. (b)                                                                                1,274,333
                  22,020   Schlumberger Ltd.                                                                              1,482,165
                  15,020   Smith International, Inc. (b)                                                                    912,165
                                                                                                                        -----------
                                                                                                                          6,864,610
                                                                                                                        -----------
Non-Energy Minerals  (1.7%):
                  60,470   Alcoa, Inc.                                                                                    2,031,188
                  27,940   Newmont Mining Corp.                                                                           1,272,108
                                                                                                                        -----------
                                                                                                                          3,303,296
                                                                                                                        -----------
Process Industries  (0.6%):
                  26,220   Praxair, Inc.                                                                                  1,120,643
                                                                                                                        -----------

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

Producer Manufacturing  (2.4%):
                  58,600   General Electric Co.                                                                           1,967,788
                  70,100   Tyco International Ltd.                                                                        2,149,266
                   5,580   United Technologies Corp.                                                                        521,060
                                                                                                                      -------------
                                                                                                                          4,638,114
                                                                                                                      -------------
Retail Trade  (7.8%):
                  22,000   CVS Corp.                                                                                        926,860
                  58,500   Gap, Inc. (d)                                                                                  1,093,950
                  27,940   Home Depot, Inc.                                                                               1,095,248
                  17,190   Lowe's Cos., Inc.                                                                                934,277
                  34,040   MSC Industrial Direct Co., Class A                                                             1,160,083
                  55,070   Staples, Inc.                                                                                  1,642,187
                  57,900   Target Corp.                                                                                   2,619,975
                  44,230   TJX Cos., Inc.                                                                                   974,829
                  84,160   Wal-Mart Stores, Inc.                                                                          4,477,312
                                                                                                                      -------------
                                                                                                                         14,924,721
                                                                                                                      -------------
Technology Services  (12.1%):
                  56,570   Accenture Ltd. (b)                                                                             1,530,219
                  47,120   Affiliated Computer Services, Inc.,
                           Class A (b)                                                                                    2,623,170
                  22,800   Automatic Data Processing, Inc.                                                                  942,096
                  21,290   eBay, Inc. (b)                                                                                 1,957,403
                  27,740   Electronic Arts, Inc. (b)                                                                      1,275,763
                  30,100   First Data Corp.                                                                               1,309,350
                   7,000   Getty Images, Inc. (b) (d)                                                                       387,100
                   5,050   Google, Inc. Class A (b) (d)                                                                     654,480
                  12,600   Intuit, Inc. (b)                                                                                 572,040
                 243,800   Microsoft Corp.                                                                                6,741,069
                  93,680   Oracle Corp. (b)                                                                               1,056,710
                  27,580   PeopleSoft, Inc. (b)                                                                             547,463
                 114,497   Taiwan Semiconductor ADR                                                                         817,509
                  33,200   Verisign, Inc. (b)                                                                               660,016
                  38,350   Veritas Software Corp. (b) (d)                                                                   682,630
                  41,300   Yahoo, Inc. (b)                                                                                1,400,483
                                                                                                                      -------------
                                                                                                                         23,157,501
                                                                                                                      -------------
TOTAL COMMON STOCKS                                                                                                     185,752,020
                                                                                                                      -------------
INVESTMENT COMPANIES  (3.4%):
               6,455,823   One Group Prime Money Market                                                                   6,455,823
                           Fund, Class I (c)                                                                          -------------

TOTAL INVESTMENT COMPANIES                                                                                                6,455,823
                                                                                                                      -------------
REPURCHASE AGREEMENTS  (0.3%):
                 577,000   State Street Bank and Trust, 1.00%,                                                              577,000
                           10/1/04 (Proceeds at maturity                                                              -------------
                           $577,016, collateralized by various
                           U.S. Government securities)

TOTAL REPURCHASE AGREEMENTS                                                                                                 577,000
                                                                                                                      -------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (5.2%):
               9,897,986   Pool of various securities for One                                                             9,897,986
                           Group Equity Funds #                                                                       -------------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                     9,897,986
                                                                                                                      -------------

TOTAL (COST $207,159,055) (a)                                                                                         $ 202,682,829
                                                                                                                      =============

------------
Percentages indicated are based on net assets of $191,423,763.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

Unrealized appreciation................................    $  14,895,877
Unrealized depreciation................................      (19,372,103)
                                                           -------------
Net unrealized appreciation (depreciation).............    $  (4,476,226)
                                                           =============

  Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)   Non-income producing securities.

(c)   Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

# The cash collateral received by the Portfolio was pooled and at September 30, 2004 was invested in a Commercial Paper (with an interest rate of 1.86%, and a maturity date of March 11, 2005), a Repurchase Agreement (with an interest rate of 1.87%, and a maturity date of October 1, 2004), and Master Notes (with interest rates ranging from 1.71% to 2.28%, and maturity dates ranging from October 2004 to July 2007).

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

ONE GROUP INVESTMENT TRUST
DIVERSIFIED EQUITY PORTFOLIO
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Portfolio. Certified holdings are available 60 days after the portfolio's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

        SHARES
          OR
       PRINCIPAL              SECURITY
        AMOUNT               DESCRIPTION                                                                                  VALUE
        ------               -----------                                                                                  -----
COMMON STOCKS  (98.0%):
Commercial Services  (0.8%):
                  17,246   Omnicom Group, Inc.                                                                         $  1,259,993
                                                                                                                       ------------
Communications  (2.9%):
                  22,055   CenturyTel, Inc.                                                                                 755,163
                  43,880   Nextel Communications, Inc., Class                                                             1,046,099
                           A (b)
                  43,928   SBC Communications, Inc.                                                                       1,139,932
                  45,742   Verizon Communications                                                                         1,801,320
                                                                                                                       ------------
                                                                                                                          4,742,514
                                                                                                                       ------------
Consumer Non-Durables  (7.0%):
                  45,368   Altria Group, Inc.                                                                             2,134,111
                  56,800   Coca-Cola Co.                                                                                  2,274,840
                  22,551   Estee Lauder Cos., Class A                                                                       942,632
                  15,300   Gillette Co.                                                                                     638,622
                  50,292   Jones Apparel Group, Inc.                                                                      1,800,454
                  10,200   Nike, Inc., Class B                                                                              803,760
                  13,300   PepsiCo, Inc.                                                                                    647,045
                  43,400   Procter & Gamble Co.                                                                           2,348,807
                                                                                                                       ------------
                                                                                                                         11,590,271
                                                                                                                       ------------
Consumer Services  (5.7%):
                   9,020   Apollo Group, Inc., Class A (b)                                                                  661,797
                  44,652   Brinker International, Inc. (b)                                                                1,390,910
                  36,528   Comcast Corp., Class A (b)                                                                     1,031,551
                  69,530   Time Warner, Inc. (b)                                                                          1,122,214
                  81,510   Viacom, Inc., Class B                                                                          2,735,476
                  61,282   Yum! Brands, Inc.                                                                              2,491,726
                                                                                                                       ------------
                                                                                                                          9,433,674
                                                                                                                       ------------
Distribution Services  (1.0%):
                  17,833   Andrx Corp. (b)                                                                                  398,746
                  40,323   Sysco Corp.                                                                                    1,206,464
                                                                                                                       ------------
                                                                                                                          1,605,210
                                                                                                                       ------------
Electronic Technology  (9.2%):
                 108,121   Cisco Systems, Inc. (b)                                                                        1,956,990
                  68,309   Dell, Inc. (b)                                                                                 2,431,800
                  35,300   Hewlett-Packard Co.                                                                              661,875
                 136,317   Intel Corp.                                                                                    2,734,519
                  29,672   International Business Machines                                                                2,544,077
                           Corp.
                  20,745   Linear Technology Corp.                                                                          751,799
                 119,771   Motorola, Inc.                                                                                 2,160,669
                  50,820   Qualcomm, Inc.                                                                                 1,984,013
                                                                                                                       ------------
                                                                                                                         15,225,742
                                                                                                                       ------------
Energy Minerals  (6.7%):
                  16,882   Devon Energy Corp.                                                                             1,198,791
                 126,709   Exxon Mobil Corp.                                                                              6,123,845
                  25,709   Murphy Oil Corp.                                                                               2,230,770
                  18,350   Valero Energy Corp.                                                                            1,471,854
                                                                                                                       ------------
                                                                                                                         11,025,260
                                                                                                                       ------------
Finance  (21.7%):
                  35,504   American International Group, Inc.                                                             2,413,917
                  54,200   Charles Schwab Corp.                                                                             498,098
                 156,894   Citigroup, Inc.                                                                                6,922,162
                  22,520   Fannie Mae                                                                                     1,427,768

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                  66,381   Freddie Mac                                                                                    4,330,696
                  24,048   Hartford Financial Services Group,                                                             1,489,293
                           Inc.
                 116,275   MBNA Corp.                                                                                     2,930,130
                  93,152   Morgan Stanley Dean Witter & Co.                                                               4,592,394
                  35,053   North Fork Bancorp, Inc.                                                                       1,558,106
                  34,600   RenaissanceRe Holdings                                                                         1,784,668
                  98,261   U.S. Bancorp                                                                                   2,839,743
                  34,548   Washington Mutual, Inc.                                                                        1,350,136
                  40,808   Wells Fargo & Co.                                                                              2,433,381
                  38,980   Willis Group Holdings Ltd.                                                                     1,457,852
                                                                                                                       ------------
                                                                                                                         36,028,344
                                                                                                                       ------------
Health Services  (1.9%):
                  16,500   HCA-The Healthcare Corp.                                                                         629,475
                  34,570   UnitedHealth Group, Inc.                                                                       2,549,192
                                                                                                                       ------------
                                                                                                                          3,178,667
                                                                                                                       ------------
Health Technology  (10.2%):
                  55,802   Amgen, Inc. (b)                                                                                3,162,857
                  20,900   Boston Scientific Corp. (b)                                                                      830,357
                  20,001   Charles River Laboratories                                                                       916,046
                           International, Inc. (b) (d)
                  25,200   Eli Lilly & Co.                                                                                1,513,260
                  12,600   Guidant Corp.                                                                                    832,104
                  14,100   Johnson & Johnson                                                                                794,253
                       2   MedImmune, Inc. (b)                                                                                   47
                  49,987   Medtronic, Inc.                                                                                2,594,325
                  32,256   Merck & Co., Inc.                                                                              1,064,448
                 147,449   Pfizer, Inc.                                                                                   4,511,940
                  34,700   Schering-Plough Corp.                                                                            661,382
                                                                                                                       ------------
                                                                                                                         16,881,019
                                                                                                                       ------------
Industrial Services  (1.1%):
                  14,036   Cooper Cameron Corp. (b)                                                                         769,734
                  20,363   Weatherford International Ltd. (b)                                                             1,038,921
                                                                                                                       ------------
                                                                                                                          1,808,655
                                                                                                                       ------------
Non-Energy Minerals  (1.0%):
                  51,274   Alcoa, Inc.                                                                                    1,722,294
                                                                                                                       ------------
Process Industries  (1.2%):
                  46,300   Praxair, Inc.                                                                                  1,978,862
                                                                                                                       ------------
Producer Manufacturing  (11.5%):
                  25,132   Danaher Corp. (d)                                                                              1,288,769
                  15,678   Eaton Corp.                                                                                      994,142
                 152,945   General Electric Co.                                                                           5,135,892
                  45,216   Honeywell International, Inc.                                                                  1,621,446
                  32,834   Johnson Controls, Inc.                                                                         1,865,300
                  18,844   Lear Corp.                                                                                     1,026,056
                  31,384   Minnesota Mining & Manufacturing                                                               2,509,778
                           Co.
                 130,585   Tyco International Ltd.                                                                        4,003,736
                   8,700   United Technologies Corp.                                                                        812,406
                                                                                                                       ------------
                                                                                                                         19,257,525
                                                                                                                       ------------
Retail Trade  (5.3%):
                  63,030   Albertson's, Inc. (d)                                                                          1,508,308
                  40,810   Kohl's Corp. (b)                                                                               1,966,634
                  30,467   Target Corp.                                                                                   1,378,632
                  72,381   Wal-Mart Stores, Inc.                                                                          3,850,669
                                                                                                                       ------------
                                                                                                                          8,704,243
                                                                                                                       ------------
Technology Services  (5.8%):
                  12,258   Affiliated Computer Services, Inc.,                                                              682,403
                           Class A (b)
                  14,592   Electronic Arts, Inc. (b)                                                                        671,086
                 217,355   Microsoft Corp.                                                                                6,009,866
                 193,100   Oracle Corp. (b)                                                                               2,178,168
                                                                                                                       ------------
                                                                                                                          9,541,523
                                                                                                                       ------------
Transportation  (1.6%):

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                  17,541   Canadian National Railway Co.                                                                    856,001
                  23,088   United Parcel Service, Inc., Class B                                                           1,752,841
                                                                                                                       ------------
                                                                                                                          2,608,842
                                                                                                                       ------------
Utilities  (3.4%):
                  12,600   Dominion Resources, Inc.                                                                         822,150
                  27,969   FPL Group, Inc.                                                                                1,910,842
                  19,662   Kinder Morgan, Inc.                                                                            1,235,167
                  40,328   Pinnacle West Capital Corp.                                                                    1,673,612
                                                                                                                       ------------
                                                                                                                          5,641,771
                                                                                                                       ------------
TOTAL COMMON STOCKS                                                                                                     162,234,409
                                                                                                                       ------------
INVESTMENT COMPANIES  (1.7%):
               2,886,881   One Group Prime Money Market                                                                   2,886,881
                           Fund, Class I (c)                                                                           ------------

TOTAL INVESTMENT COMPANIES                                                                                                2,886,881
                                                                                                                       ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (2.0%):
               3,303,499   Pool of various securities for One                                                             3,303,499
                           Group Equity Funds #                                                                        ------------


TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                     3,303,499
                                                                                                                       ------------

TOTAL (COST $164,534,815) (a)                                                                                          $168,424,789
                                                                                                                       ============

------------
Percentages indicated are based on net assets of $165,545,276.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation...............................       $  18,234,577
Unrealized depreciation...............................         (14,344,603)
                                                             -------------
Net unrealized appreciation (depreciation)............       $   3,889,974
                                                             =============

  Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c)   Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

# The cash collateral received by the Portfolio was pooled and at September 30, 2004 was invested in a Commercial Paper (with an interest rate of 1.86%, and a maturity date of March 11, 2005), a Repurchase Agreement (with an interest rate of 1.87%, and a maturity date of October 1, 2004), and Master Notes (with interest rates ranging from 1.71% to 2.28%, and maturity dates ranging from October 2004 to July 2007).

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

ONE GROUP INVESTMENT TRUST
EQUITY INDEX PORTFOLIO
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Portfolio. Certified holdings are available 60 days after the portfolio's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     SHARES
       OR
    PRINCIPAL       SECURITY
     AMOUNT        DESCRIPTION                                                  VALUE
     ------        -----------                                                  -----
COMMON STOCKS  (99.6%):
Commercial Services  (0.6%):
              596  Deluxe Corp.                                             $      24,448
            1,623  Equifax, Inc.                                                   42,782
            2,263  McGraw-Hill Cos., Inc.                                         180,338
            1,413  Monster Worldwide, Inc. (b)                                     34,816
            1,763  Moody's Corp.                                                  129,140
            2,231  Omnicom Group, Inc.                                            162,997
            2,610  R.R. Donnelley & Sons Co.                                       81,745
            2,052  Robert Half International, Inc.                                 52,880
            1,635  Sabre Group Holdings, Inc.                                      40,107
                                                                            -------------
                                                                                  749,253
                                                                            -------------
Communications  (3.6%):
            3,672  Alltel Corp.                                                   201,630
           32,517  AT&T Wireless Services, Inc. (b)                               480,601
           21,809  BellSouth Corp.                                                591,460
            1,608  CenturyTel, Inc.                                                55,058
            3,950  Citizens Communications Co.                                     52,891
           13,265  Nextel Communications, Inc., Class                             316,238
                   A (b)
           21,622  Qwest Communications                                            72,001
                   International, Inc. (b)
           39,475  SBC Communications, Inc.                                     1,024,376
           17,304  Sprint Corp., FON Group (e)                                    348,330
           32,980  Verizon Communications                                       1,298,751
                                                                            -------------
                                                                                4,441,336
                                                                            -------------
Consumer Durables  (1.4%):
              955  Black & Decker Corp. (e)                                        73,955
            1,139  Brunswick Corp.                                                 52,121
            1,472  Centex Corp.                                                    74,277
              891  Cooper Tire & Rubber Co.                                        17,971
            3,414  Eastman Kodak Co.                                              109,999
           21,798  Ford Motor Co.                                                 306,263
            1,716  Fortune Brands, Inc.                                           127,138
            6,728  General Motors Corp. (e)                                       285,806
            2,089  Goodyear Tire & Rubber Co. (b) (e)                              22,436
            3,515  Harley-Davidson, Inc.                                          208,932
            2,107  Hasbro, Inc.                                                    39,612
              552  KB Home (e)                                                     46,638
            2,283  Leggett & Platt, Inc.                                           64,152
            4,933  Mattel, Inc. (e)                                                89,435
              940  Maytag Corp. (e)                                                17,268
            3,275  Newell Rubbermaid, Inc.                                         65,631
            1,512  Pulte Homes, Inc.                                               92,791
              689  Snap-On, Inc.                                                   18,989
              976  Stanley Works                                                   41,509
              791  Whirlpool Corp.                                                 47,531
                                                                            -------------
                                                                                1,802,454
                                                                            -------------
Consumer Non-Durables  (7.6%):
              445  Adolph Coors Co., Class B                                       30,224
            1,080  Alberto-Culver Co., Class B                                     46,958
           24,442  Altria Group, Inc.                                           1,149,752
            9,542  Anheuser-Busch Co., Inc.                                       476,623
            5,633  Avon Products, Inc.                                            246,049
            1,447  Brown-Forman Corp., Class B                                     66,273
            4,890  Campbell Soup Co.                                              128,558

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

            2,039  Cintas Corp.                                                    85,720
            2,538  Clorox Co.                                                     135,275
            2,242  Coach, Inc. (b)                                                 95,106
           28,904  Coca-Cola Co.                                                1,157,604
            5,587  Coca-Cola Enterprises, Inc.                                    105,594
            6,326  Colgate Palmolive Co.                                          285,809
            6,295  ConAgra Foods, Inc.                                            161,844
            4,529  General Mills, Inc.                                            203,352
           11,935  Gillette Co.                                                   498,167
            4,163  H.J. Heinz Co.                                                 149,951
            2,933  Hershey Foods Corp.                                            137,000
            1,123  International Flavors & Fragrances,                             42,899
                   Inc.
            1,486  Jones Apparel Group, Inc.                                       53,199
            4,925  Kellogg Co.                                                    210,101
            5,891  Kimberly-Clark Corp.                                           380,500
            1,283  Liz Claiborne, Inc.                                             48,395
            1,633  McCormick & Co., Inc.                                           56,077
            3,137  Nike, Inc., Class B                                            247,196
            3,030  Pepsi Bottling Group, Inc.                                      82,265
           20,181  PepsiCo, Inc.                                                  981,806
           30,285  Procter & Gamble Co.                                         1,639,023
              705  Reebok International Ltd.                                       25,888
            1,763  Reynolds American, Inc.                                        119,955
            9,450  Sara Lee Corp.                                                 216,027
            1,313  V.F. Corp.                                                      64,928
            2,678  Wm. Wrigley Jr. Co.                                            169,544
                                                                            -------------
                                                                                9,497,662
                                                                            -------------
Consumer Services  (5.0%):
            2,297  Apollo Group, Inc., Class A (b)                                168,531
            7,542  Carnival Corp.                                                 356,661
           12,576  Cendant Corp.                                                  271,642
            7,029  Clear Channel Communications,                                  219,094
                   Inc.
           26,623  Comcast Corp., Class A (b)                                     751,833
            1,880  Darden Restaurants, Inc.                                        43,842
              975  Dow Jones & Co., Inc.                                           39,595
            3,170  Gannett Co., Inc.                                              265,519
            1,964  H & R Block, Inc.                                               97,061
            1,334  Harrah's Entertainment, Inc. (e)                                70,675
            4,585  Hilton Hotels Corp.                                             86,381
            4,106  International Game Technologies                                147,611
            5,028  Interpublic Group of Cos., Inc. (b)                             53,247
              922  Knight-Ridder, Inc.                                             60,345
            2,727  Marriott International, Inc., Class A                          141,695
           14,966  McDonald's Corp.                                               419,497
              599  Meredith Corp.                                                  30,777
            1,749  New York Times Co., Class A                                     68,386
            4,735  Starbucks Corp. (b) (e)                                        215,253
            2,480  Starwood Hotels & Resorts                                      115,122
                   Worldwide, Inc.
           54,470  Time Warner, Inc. (b)                                          879,145
            3,792  Tribune Co.                                                    156,041
            3,843  Univision Communications, Inc. (b)                             121,477
           20,667  Viacom, Inc., Class B                                          693,584
           24,476  Walt Disney Co.                                                551,934
            1,353  Wendy's International, Inc.                                     45,461
            3,461  Yum! Brands, Inc.                                              140,724
                                                                            -------------
                                                                                6,211,133
                                                                            -------------
Distribution Services  (0.6%):
            5,127  Cardinal Health, Inc.                                          224,409
            2,085  Genuine Parts Co.                                               80,022
            3,497  McKesson Corp.                                                  89,698
            1,620  SuperValu, Inc.                                                 44,631
            7,617  Sysco Corp.                                                    227,900
            1,084  W.W. Grainger, Inc.                                             62,493
                                                                            -------------
                                                                                  729,153
                                                                            -------------

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

Electronic Technology  (11.0%):
            9,639  ADC Telecommunications, Inc. (b)                                17,447
            4,229  Advanced Micro Devices, Inc. (b)                                54,977
                   (e)
            5,785  Agilent Technologies, Inc. (b)                                 124,782
            4,429  Altera Corp. (b)                                                86,676
            2,387  American Power Conversion Corp.                                 41,510
            4,508  Analog Devices, Inc.                                           174,820
            1,915  Andrew Corp. (b)                                                23,440
            4,621  Apple Computer, Inc. (b)                                       179,064
           20,230  Applied Materials, Inc. (b)                                    333,593
            3,730  Applied Micro Circuits Corp. (b)                                11,675
            5,392  Avaya, Inc. (b)                                                 75,164
           10,000  Boeing Co.                                                     516,200
            3,837  Broadcom Corp., Class A (b)                                    104,712
            6,781  CIENA Corp. (b)                                                 13,426
           80,548  Cisco Systems, Inc. (b)                                      1,457,919
            2,331  Comverse Technology, Inc. (b)                                   43,893
           16,602  Corning, Inc. (b) (e)                                          183,950
           29,742  Dell, Inc. (b)                                               1,058,815
           28,647  EMC Corp. (b)                                                  330,586
            4,439  Gateway, Inc. (b)                                               21,973
            2,382  General Dynamics Corp.                                         243,202
            1,414  Goodrich Corp.                                                  44,343
           35,975  Hewlett-Packard Co.                                            674,531
           76,421  Intel Corp.                                                  1,533,006
           19,956  International Business Machines                              1,711,028
                   Corp.
            2,394  Jabil Circuit, Inc. (b)                                         55,062
           17,155  JDS Uniphase Corp. (b) (e)                                      57,812
            2,339  KLA-Tencor Corp. (b)                                            97,022
            1,543  Lexmark International, Inc., Class A                           129,627
                   (b)
            3,663  Linear Technology Corp. (e)                                    132,747
            5,300  Lockheed Martin Corp.                                          295,634
            4,584  LSI Logic Corp. (b)                                             19,757
           51,337  Lucent Technologies, Inc. (b) (e)                              162,738
            3,868  Maxim Integrated Products, Inc.                                163,578
            7,284  Micron Technology, Inc. (b)                                     87,627
           28,144  Motorola, Inc.                                                 507,718
            4,266  National Semiconductor Corp. (b)                                66,080
            1,122  NCR Corp. (b)                                                   55,640
            4,261  Network Appliance, Inc. (b)                                     98,003
            4,271  Northrop Grumman Corp.                                         227,772
            1,701  Novellus Systems, Inc. (b)                                      45,230
            1,984  NVIDIA Corp. (b)                                                28,808
            1,527  PerkinElmer, Inc.                                               26,295
            2,108  PMC - Sierra, Inc. (b)                                          18,571
            1,100  Qlogic Corp. (b)                                                32,571
           19,391  Qualcomm, Inc.                                                 757,025
            5,374  Raytheon Co.                                                   204,105
            2,109  Rockwell Collins                                                78,328
            2,196  Rockwell International Corp.                                    84,985
            6,209  Sanmina Corp. (b)                                               43,773
            1,824  Scientific Atlanta, Inc.                                        47,278
           11,456  Solectron Corp. (b)                                             56,707
           39,622  Sun Microsystems, Inc. (b)                                     160,073
            2,852  Symbol Technologies, Inc.                                       36,049
            1,003  Tektronix, Inc.                                                 33,350
            4,958  Tellabs, Inc. (b)                                               45,564
            2,313  Teradyne, Inc. (b)                                              30,994
           20,622  Texas Instruments, Inc.                                        438,836
            1,945  Thermo Electron Corp. (b)                                       52,554
            1,408  Waters Corp. (b)                                                62,093
            9,996  Xerox Corp. (b)                                                140,744
            4,135  Xilinx, Inc.                                                   111,645
                                                                            -------------
                                                                               13,753,127
                                                                            -------------
Energy Minerals  (6.2%):

For a description of the Portfolio's accounting policies, see Notes to Financial Statement included in the Portfolio's June 30, 2004 Semi-Annual Report.

            1,086  Amerada Hess Corp.                                              96,654
            2,981  Anadarko Petroleum Corp.                                       197,819
            3,884  Apache Corp.                                                   194,627
              847  Ashland, Inc.                                                   47,500
            4,703  Burlington Resources, Inc.                                     191,882
           25,376  ChevronTexaco Corp.                                          1,361,169
            8,205  ConocoPhillips                                                 679,784
            2,880  Devon Energy Corp.                                             204,509
            1,404  EOG Resources, Inc.                                             92,453
           77,499  Exxon Mobil Corp.                                            3,745,528
            1,799  Kerr-McGee Corp.                                               102,993
            4,122  Marathon Oil Corp.                                             170,156
            4,666  Occidental Petroleum Corp.                                     260,969
              897  Sunoco, Inc.                                                    66,360
            3,154  Unocal Corp.                                                   135,622
            1,523  Valero Energy Corp.                                            122,160
                                                                            -------------
                                                                                7,670,185
                                                                            -------------
Finance  (20.6%):
            3,383  ACE Ltd.                                                       135,523
            6,042  AFLAC, Inc.                                                    236,907
            8,255  Allstate Corp.                                                 396,157
            1,292  AMBAC Financial Group, Inc.                                    103,295
           15,103  American Express Co.                                           777,200
           31,038  American International Group, Inc.                           2,110,274
            4,214  AmSouth Bancorp                                                102,822
            3,763  Aon Corp.                                                      108,149
            1,128  Apartment Investment &                                          39,232
                   Management Co.
           48,457  Bank of America Corp.                                        2,099,642
            9,268  Bank of New York Co., Inc.                                     270,348
            6,605  BB&T Corp.                                                     262,152
            1,228  Bear Stearns Cos., Inc.                                        118,097
            2,877  Capital One Financial Corp.                                    212,610
           16,279  Charles Schwab Corp.                                           149,604
            2,275  Chubb Corp.                                                    159,887
            2,005  Cincinnati Financial Corp.                                      82,646
           61,711  Citigroup, Inc.                                              2,722,690
            2,042  Comerica, Inc. (e)                                             121,193
            6,708  Countrywide Financial Corp.                                    264,228
            4,447  E*Trade Group, Inc. (b)                                         50,785
            4,799  Equity Office Properties Trust                                 130,773
            3,344  Equity Residential Properties Trust                            103,664
           11,530  Fannie Mae                                                     731,002
            1,291  Federated Investors, Inc.                                       36,716
            6,790  Fifth Third Bancorp                                            334,204
            1,471  First Horizon National Corp.                                    63,783
            2,971  Franklin Resources, Inc. (e)                                   165,663
            8,184  Freddie Mac                                                    533,924
            1,820  Golden West Financial Corp.                                    201,929
            5,789  Goldman Sachs Group, Inc.                                      539,766
            3,493  Hartford Financial Services Group,                             216,321
                   Inc.
            2,736  Huntington Bancshares, Inc.                                     68,154
            2,851  Janus Capital Group, Inc.                                       38,802
            1,626  Jefferson-Pilot Corp.                                           80,747
           42,113  JP Morgan Chase & Co. (c)                                    1,673,149
            4,846  KeyCorp                                                        153,134
            3,232  Lehman Brothers Holdings, Inc.                                 257,655
            2,097  Lincoln National Corp.                                          98,559
            2,210  Loews Corp.                                                    129,285
            1,395  M & T Bank Corp. (e)                                           133,502
            6,202  Marsh & McLennan Cos., Inc.                                    283,804
            2,655  Marshall & Ilsley Corp.                                        106,997
            1,706  MBIA, Inc.                                                      99,306
           15,221  MBNA Corp.                                                     383,569
            5,051  Mellon Financial Corp.                                         139,862
           11,192  Merrill Lynch & Co., Inc.                                      556,466
            8,936  MetLife, Inc.                                                  345,376

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

            1,174  MGIC Investment Corp. (e)                                       78,130
           13,085  Morgan Stanley Dean Witter & Co.                               645,091
            7,895  National City Corp.                                            304,905
            3,727  North Fork Bancorp, Inc.                                       165,665
            2,618  Northern Trust Corp.                                           106,814
            2,184  Plum Creek Timber Co, Inc. (e)                                  76,506
            3,364  PNC Financial Services Group                                   181,992
            3,734  Principal Financial Group                                      134,312
            2,585  Progressive Corp.                                              219,079
            2,166  ProLogis                                                        76,330
            3,487  Providian Financial Corp. (b)                                   54,188
            6,183  Prudential Financial, Inc.                                     290,848
            5,505  Regions Financial Corp.                                        181,995
              767  Ryder Systems, Inc.                                             36,080
            1,499  SAFECO Corp.                                                    68,429
            2,480  Simon Property Group, Inc.                                     133,002
            5,194  SLM Corp.                                                      231,652
            3,965  Southtrust Corp.                                               165,182
            4,089  Sovereign Bancorp, Inc.                                         89,222
            7,967  St. Paul Co., Inc.                                             263,389
            4,006  State Street Corp.                                             171,096
            4,264  SunTrust Banks, Inc.                                           300,228
            3,686  Synovus Financial Corp.                                         96,389
            1,516  T. Rowe Price Group, Inc.                                       77,225
            1,306  Torchmark Corp.                                                 69,453
           22,387  U.S. Bancorp                                                   646,984
            3,531  UnumProvident Corp.                                             55,401
           15,598  Wachovia Corp.                                                 732,326
           10,395  Washington Mutual, Inc.                                        406,237
           20,117  Wells Fargo & Co.                                            1,199,577
            1,649  XL Capital, Ltd., Class A                                      122,010
            1,066  Zions Bancorp                                                   65,069
                                                                            -------------
                                                                               25,574,359
                                                                            -------------
Health Services  (1.7%):
            1,829  Aetna, Inc.                                                    182,772
            1,340  AmerisourceBergen Corp.                                         71,971
            1,663  Anthem, Inc. (b)                                               145,097
            5,551  Caremark Rx, Inc. (b)                                          178,021
            1,638  Cigna Corp.                                                    114,054
              924  Express Scripts, Inc., Class A (b)                              60,374
            5,750  HCA-The Healthcare Corp.                                       219,363
            2,900  Health Management Associates,                                   59,247
                   Inc., Class A (e)
            1,899  Humana, Inc. (b)                                                37,942
            2,786  IMS Health, Inc.                                                66,641
            1,042  Manor Care, Inc.                                                31,218
            1,214  Quest Diagnostics, Inc.                                        107,099
            5,553  Tenet Healthcare Corp. (b)                                      59,917
            7,918  UnitedHealth Group, Inc.                                       583,873
            1,871  Wellpoint Health Networks, Inc., Class A (b)                   196,623
                                                                            -------------
                                                                                2,114,212
                                                                            -------------
Health Technology  (11.0%):
           18,598  Abbott Laboratories                                            787,811
            1,569  Allergan, Inc.                                                 113,831
           15,082  Amgen, Inc. (b)                                                854,848
            2,404  Applera Corp.- Applied Biosystems                               45,363
                   Group
              634  Bausch & Lomb, Inc.                                             42,129
            7,324  Baxter International, Inc.                                     235,540
            2,985  Becton, Dickinson & Co.                                        154,325
            4,031  Biogen Idec, Inc. (b)                                          246,576
            3,026  Biomet, Inc.                                                   141,859
           10,033  Boston Scientific Corp. (b)                                    398,611
           23,173  Bristol-Myers Squibb Co. (e)                                   548,505
            1,249  C.R. Bard, Inc.                                                 70,731
            2,236  Chiron Corp. (b)                                                98,831

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

           13,468  Eli Lilly & Co.                                                808,753
            1,369  Fisher Scientific International, Inc.                           79,854
                   (b)
            4,411  Forest Laboratories, Inc. (b)                                  198,407
            2,716  Genzyme Corp. (b)                                              147,778
            5,129  Gilead Sciences, Inc. (b)                                      191,722
            3,748  Guidant Corp.                                                  247,518
            1,859  Hospira (b)                                                     56,885
           35,358  Johnson & Johnson                                            1,991,717
            2,878  King Pharmaceuticals, Inc. (b)                                  34,363
            3,241  Medco Health Solutions, Inc. (b)                               100,147
            2,969  MedImmune, Inc. (b)                                             70,365
           14,408  Medtronic, Inc.                                                747,775
           26,431  Merck & Co., Inc.                                              872,224
              591  Millipore Corp. (b)                                             28,279
            3,202  Mylan Laboratories, Inc. (e)                                    57,636
            1,490  Pall Corp.                                                      36,475
           89,951  Pfizer, Inc.                                                 2,752,502
           17,540  Schering-Plough Corp.                                          334,312
            2,109  St. Jude Medical, Inc. (b)                                     158,744
            4,780  Stryker Corp.                                                  229,822
            1,304  Watson Pharmaceuticals, Inc. (b)                                38,416
           15,889  Wyeth                                                          594,249
            2,919  Zimmer Holdings, Inc. (b)                                      230,718
                                                                            -------------
                                                                               13,747,621
                                                                            -------------
Industrial Services  (1.3%):
            3,790  Allied Waste Industries, Inc. (b)                               33,542
            3,976  Baker Hughes, Inc.                                             173,831
            1,924  BJ Services Co.                                                100,837
            7,636  El Paso Corp.                                                   70,175
              994  Fluor Corp.                                                     44,253
            5,260  Halliburton Co.                                                177,209
            1,772  Nabors Industries Ltd. (b)                                      83,904
            1,595  Noble Corp. (b)                                                 71,695
            1,272  Rowan Cos., Inc. (b)                                            33,581
            7,035  Schlumberger Ltd.                                              473,525
            3,822  Transocean Sedco Forex, Inc. (b)                               136,751
            6,908  Waste Management, Inc.                                         188,865
            6,223  Williams Cos., Inc. (e)                                         75,298
                                                                            -------------
                                                                                1,663,466
                                                                            -------------
Multi-Industry  (0.1%):
            1,362  S&P 500 Depositary Receipt                                     152,244
                                                                            -------------
Non-Energy Minerals  (1.0%):
           10,362  Alcoa, Inc.                                                    348,059
            1,135  Allegheny Technologies, Inc.                                    20,714
            1,302  Louisiana-Pacific Corp.                                         33,787
            5,282  Newmont Mining Corp.                                           240,489
              944  Nucor Corp.                                                     86,253
            1,120  Phelps Dodge Corp.                                             103,074
            1,351  United States Steel Corp.                                       50,825
            1,968  UST, Inc.                                                       79,232
            1,218  Vulcan Materials Co.                                            62,057
            2,853  Weyerhaeuser Co.                                               189,667
            1,040  Worthington Industries, Inc.                                    22,204
                                                                            -------------
                                                                                1,236,361
                                                                            -------------
Process Industries  (2.3%):
            2,708  Air Products and Chemicals, Inc.                               147,261
            7,755  Archer-Daniels-Midland Co.                                     131,680
            1,339  Ball Corp.                                                      50,119
            1,274  Bemis Co., Inc.                                                 33,863
            1,049  Boise Cascade Corp.                                             34,911
           11,191  Dow Chemical Co.                                               505,608
           11,888  Du Pont (EI) de Nemours & Co.                                  508,805
              927  Eastman Chemical Co.                                            44,079
            3,067  Ecolab, Inc.                                                    96,426
            1,482  Engelhard Corp.                                                 42,015
            2,109  Freeport-McMoRan Copper & Gold,                                 85,415

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                   Inc., Class B (e)
            3,076  Georgia-Pacific Corp.                                          110,582
              605  Great Lakes Chemical Corp.                                      15,488
            1,332  Hercules, Inc. (b)                                              18,981
            5,793  International Paper Co.                                        234,095
            2,404  Meadwestvaco Corp.                                              76,688
            3,181  Monsanto Co.                                                   115,852
            1,791  Pactiv Corp. (b)                                                41,641
            2,046  PPG Industries, Inc.                                           125,379
            3,871  Praxair, Inc.                                                  165,447
            2,673  Rohm & Haas Co.                                                114,859
            1,000  Sealed Air Corp. (b)                                            46,350
              823  Sigma-Aldrich Corp. (e)                                         47,734
              664  Temple-Inland, Inc.                                             44,588
                                                                            -------------
                                                                                2,837,866
                                                                            -------------
Producer Manufacturing  (7.8%):
            2,548  American Standard Cos., Inc. (b)                                99,143
            1,316  Avery Dennison Corp.                                            86,566
            4,083  Caterpillar, Inc.                                              328,477
            1,128  Cooper Industries Ltd., Class A                                 66,552
              703  Crane Co.                                                       20,331
              528  Cummins, Inc. (e)                                               39,014
            1,779  Dana Corp.                                                      31,471
            3,672  Danaher Corp.                                                  188,300
            2,956  Deere & Co.                                                    190,810
            6,685  Delphi Corp.                                                    62,104
            2,422  Dover Corp.                                                     94,143
            1,805  Eaton Corp.                                                    114,455
            5,005  Emerson Electric Co.                                           309,759
          125,778  General Electric Co.                                         4,223,626
           10,240  Honeywell International, Inc.                                  367,206
            3,601  Illinois Tool Works, Inc.                                      335,505
            2,065  Ingersoll-Rand Co.                                             140,358
            1,099  ITT Industries, Inc.                                            87,909
            2,266  Johnson Controls, Inc.                                         128,731
            5,161  Masco Corp.                                                    178,209
            9,324  Minnesota Mining & Manufacturing                               745,640
                   Co.
            2,259  Molex, Inc. (e)                                                 67,363
              832  Navistar International Corp. (b)                                30,942
            2,068  Paccar, Inc.                                                   142,940
            1,423  Parker-Hannifin Corp. (e)                                       83,758
            2,753  Pitney Bowes, Inc.                                             121,407
              999  Power-One, Inc. (b)                                              6,474
            1,651  Textron, Inc.                                                  106,110
           23,930  Tyco International Ltd.                                        733,694
            6,095  United Technologies Corp.                                      569,151
            1,544  Visteon Corp.                                                   12,337
                                                                            -------------
                                                                                9,712,485
                                                                            -------------
Retail Trade  (6.6%):
            4,382  Albertson's, Inc. (e)                                          104,861
            3,176  AutoNation, Inc. (b)                                            54,246
              990  AutoZone, Inc. (b)                                              76,478
            3,581  Bed Bath & Beyond, Inc. (b)                                    132,891
            3,872  Best Buy Co., Inc.                                             210,017
            1,372  Big Lots, Inc. (b)                                              16,780
            2,368  Circuit City Stores, Inc.                                       36,325
            5,494  Costco Wholesale Corp.                                         228,331
            4,758  CVS Corp.                                                      200,455
              995  Dillard's, Inc., Class A                                        19,641
            3,912  Dollar General Corp.                                            78,827
            2,005  Family Dollar Stores, Inc.                                      54,336
            2,142  Federated Department Stores, Inc.                               97,311
           10,766  Gap, Inc. (e)                                                  201,324
           26,154  Home Depot, Inc.                                             1,025,237
            3,433  J.C. Penney, Inc.                                              121,116
            4,070  Kohl's Corp. (b)                                               196,133

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

            8,805  Kroger Co. (b)                                                 136,654
            5,630  Limited Brands, Inc.                                           125,493
            9,288  Lowe's Cos., Inc.                                              504,803
            3,472  May Department Stores Co. (e)                                   88,987
            1,673  Nordstrom, Inc.                                                 63,976
            3,732  Office Depot, Inc. (b)                                          56,092
            1,902  RadioShack Corp.                                                54,473
            5,324  Safeway, Inc. (b) (e)                                          102,806
            2,526  Sears Roebuck & Co. (e)                                        100,661
            1,696  Sherwin-Williams Co.                                            74,556
            5,927  Staples, Inc.                                                  176,743
           10,761  Target Corp.                                                   486,935
            1,741  Tiffany & Co.                                                   53,518
            5,822  TJX Cos., Inc.                                                 128,317
            2,549  Toys "R" Us, Inc. (b)                                           45,219
           50,540  Wal-Mart Stores, Inc.                                        2,688,728
           12,205  Walgreen Co. (e)                                               437,305
            1,692  Winn-Dixie Stores, Inc. (e)                                      5,228
                                                                            -------------
                                                                                8,184,803
                                                                            -------------
Technology Services  (6.7%):
            2,856  Adobe Systems, Inc.                                            141,286
            1,525  Affiliated Computer Services, Inc.,                             84,897
                   Class A (b)
            9,467  AT&T Corp.                                                     135,567
            1,352  Autodesk, Inc.                                                  65,748
            6,959  Automatic Data Processing, Inc.                                287,546
            2,658  BMC Software, Inc. (b)                                          42,023
            2,015  Citrix System, Inc. (b)                                         35,303
            6,973  Computer Associates International,                             183,390
                   Inc.
            2,248  Computer Sciences Corp. (b)                                    105,881
            4,599  Compuware Corp. (b)                                             23,685
            1,698  Convergys Corp. (b)                                             22,804
            7,875  eBay, Inc. (b)                                                 724,027
            3,618  Electronic Arts, Inc. (b)                                      166,392
            6,103  Electronic Data Systems Corp. (e)                              118,337
           10,215  First Data Corp.                                               444,353
            2,326  Fiserv, Inc. (b)                                                81,084
            2,282  Intuit, Inc. (b)                                               103,603
            1,110  Mercury Interactive Corp. (b)                                   38,717
          129,524  Microsoft Corp.                                              3,581,338
            4,606  Novell, Inc. (b)                                                29,064
           61,599  Oracle Corp. (b)                                               694,836
            3,205  Parametric Technology Corp. (b)                                 16,922
            4,504  Paychex, Inc.                                                  135,796
            4,370  PeopleSoft, Inc. (b)                                            86,745
            6,022  Siebel Systems, Inc. (b)                                        45,406
            3,436  SunGard Data Systems, Inc. (b)                                  81,674
            3,754  Symantec Corp. (b) (e)                                         206,020
            3,989  Unisys Corp. (b)                                                41,166
            5,156  Veritas Software Corp. (b)                                      91,777
           16,208  Yahoo, Inc. (b)                                                549,613
                                                                            -------------
                                                                                8,365,000
                                                                            -------------
Transportation  (1.6%):
            4,436  Burlington Northern Santa Fe Corp.                             169,943
            2,559  CSX Corp.                                                       84,959
            1,498  Delta Airlines, Inc. (b) (e)                                     4,928
            3,579  FedEx Corp.                                                    306,685
            4,690  Norfolk Southern Corp.                                         139,481
            9,413  Southwest Airlines Co.                                         128,205
            3,088  Union Pacific Corp.                                            180,957
           13,395  United Parcel Service, Inc., Class B                         1,016,948
                                                                            -------------
                                                                                2,032,106
                                                                            -------------
Utilities  (2.9%):
            7,701  AES Corp. (b)                                                   76,933
            1,514  Allegheny Energy, Inc. (b) (e)                                  24,163

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

            2,314  Ameren Corp.                                                   106,791
            4,713  American Electric Power Co., Inc.                              150,627
                   (e)
            5,286  Calpine Corp. (b) (e)                                           15,329
            3,663  Centerpoint Energy, Inc.                                        37,949
            2,151  Cinergy Corp. (e)                                               85,180
            1,922  CMS Energy Corp. (b) (e)                                        18,297
            2,876  Consolidated Edison, Inc.                                      120,907
            2,090  Constellation Energy Group, Inc.                                83,266
            3,934  Dominion Resources, Inc.                                       256,694
            2,070  DTE Energy Co. (e)                                              87,333
           11,172  Duke Energy Corp.                                              255,727
            4,522  Dynegy, Inc. (b)                                                22,565
            3,881  Edison International, Inc.                                     102,885
            2,703  Entergy Corp.                                                  163,829
            7,864  Exelon Corp.                                                   288,530
            3,929  First Energy Corp.                                             161,403
            2,207  FPL Group, Inc.                                                150,782
            1,908  Keyspan Corp.                                                   74,794
            1,472  Kinder Morgan, Inc.                                             92,471
              525  NICOR, Inc. (e)                                                 19,268
            3,139  NiSource, Inc.                                                  65,950
              448  Peoples Energy Corp.                                            18,673
            4,776  PG&E Corp. (b)                                                 145,190
            1,088  Pinnacle West Capital Corp.                                     45,152
            2,250  PPL Corp.                                                      106,155
            2,940  Progress Energy, Inc.                                          124,480
            2,826  Public Service Enterprise Group,                               120,388
                   Inc.
            2,761  Sempra Energy                                                   99,921
            8,794  Southern Co.                                                   263,644
            2,368  TECO Energy, Inc. (e)                                           32,039
            3,536  TXU Corp.                                                      169,445
            4,763  XCEL Energy, Inc.                                               82,495
                                                                            -------------
                                                                                3,669,255
                                                                            -------------
TOTAL COMMON STOCKS                                                           124,144,081
                                                                            -------------
INVESTMENT COMPANIES  (0.0%):
               51  One Group Prime Money Market                                        51
                                                                            -------------
                   Fund, Class I (c)

TOTAL INVESTMENT COMPANIES                                                             51
                                                                            -------------
U.S. TREASURY OBLIGATIONS  (0.1%):
U.S. Treasury Bills (0.1%):
           75,000  3/17/05 (d)                                                     74,315
                                                                            -------------
TOTAL U.S. TREASURY OBLIGATIONS                                                    74,315
                                                                            -------------

REPURCHASE AGREEMENTS  (0.3%):
          317,000  State Street Bank and Trust, 1.00%,                            317,000
                                                                            -------------
                   10/1/04 (Proceeds at maturity
                   $317,009, collateralized by various
                   U.S. Government securities)

TOTAL REPURCHASE AGREEMENTS                                                       317,000
                                                                            -------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (4.0%):
        4,953,028  Pool of various securities for One
                   Group Equity Funds #                                         4,953,028
                                                                            -------------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING           4,953,028
                                                                            -------------

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

TOTAL (COST $141,555,308) (a)                                               $ 129,488,475
                                                                            =============

------------

Percentages indicated are based on net assets of $124,512,695.

(a)Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation......................   $  19,981,049
Unrealized depreciation......................     (32,047,882)
                                                -------------
Net unrealized appreciation (depreciation)...   $ (12,066,833)
                                                =============

  Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

(c) Investment in affiliate.

(d) Serves as collateral for futures contracts.

(e) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

FUTURES CONTRACTS

                                                            CURRENT
                                             OPENING         MARKET
                             NUMBER OF      POSITIONS        VALUE
CONTRACT TYPE                CONTRACTS        (000)          (000)
-------------                ---------        -----          -----
S & P 500,
     December 2004 Futures      44            12,143         12,264

# The cash collateral received by the Portfolio was pooled and at September 30, 2004 was invested in a Commercial Paper (with an interest rate of 1.86%, and a maturity date of March 11, 2005), a Repurchase Agreement (with an interest rate of 1.87%, and a maturity date of October 1, 2004), and Master Notes (with interest rates ranging from 1.71% to 2.28%, and maturity dates ranging from October 2004 to July 2007).

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

ONE GROUP INVESTMENT TRUST
BALANCED PORTFOLIO
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Portfolio. Certified holdings are available 60 days after the portfolio's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

        SHARES
          OR
       PRINCIPAL              SECURITY
        AMOUNT               DESCRIPTION                                            VALUE
        ------               -----------                                            -----
ASSET BACKED SECURITIES (1.0%):
                 225,000   American Express Credit Account                      $     230,924
                           Master Trust, Series 04-3, Class A,
                           4.35%, 12/15/11
                 178,096   Americredit Automobile Receivables                         181,095
                           Trust, Series 01-B, Class A4, 5.37%,
                           6/12/08
                 250,000   Citibank Credit Card Issuance Trust,                       249,242
                            Series 03-A5, Class A5, 2.50%,
                           4/7/08
                 100,000   CNH Equipment Trust, Series 03-B,                          100,405
                           Class A4B, 3.38%, 2/15/11
                 167,454   CS First Boston Mortgage Securities                        172,372
                           Corp., Series 02-HE4, Class AF,
                           5.51%, 8/25/32
                 125,000   Ford Credit Auto Owner Trust, Series                       125,942
                            04-A, Class A4, 3.54%, 11/15/08
                 250,000   Onyx Acceptance Auto Trust, Series                         250,905
                            04-B, Class A3, 3.09%, 9/15/08
                 150,000   WFS Financial Owner Trust, Series                          150,129
                           04-2, Class A3, 2.85%, 9/22/08
                 150,000   WFS Financial Owner Trust, Series 03-4, Class A4,          150,031
                           3.15%, 5/20/11
                                                                                -------------

TOTAL ASSET BACKED SECURITIES                                                       1,611,045
                                                                                -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.7%):
                 194,359   Countrywide Alternative Loan Trust,                        198,186
                           Series 04-16CB, Class 2A2, 5.00%,
                           8/25/19
                 100,000   MBNA Master Credit Card Trust,                             103,918
                           Series 00-I, Class A, 6.90%, 1/15/08
                 134,239   Vendee Mortgage Trust, Series 03-1,                        137,155
                           Class B, 5.75%, 12/15/20
                 147,066   Wells Fargo Mortgage Backed                                148,599
                           Securities Trust, Series 04-7, Class
                           2A2, 5.00%, 7/25/19
                 175,000   Wells Fargo Mortgage Backed                                172,922
                           Securities Trust, Series 09-05, Class
                           A5, 3.54%, 8/25/34
                 126,650   WFS Financial Owner Trust, Series                          126,594
                           03-1, Class A3, 2.03%, 8/20/07
                 300,000   WFS Financial Owner Trust, Series 03-2, Class A4,          297,574
                           2.41%, 12/20/10
                                                                                -------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                           1,184,948
                                                                                -------------
COMMON STOCKS (60.4%):
Commercial Services (0.5%):
                  10,710   Omnicom Group, Inc.                                        782,473
                                                                                -------------
Communications (1.5%):
                  13,690   CenturyTel, Inc.                                           468,746
                  27,230   Nextel Communications, Inc., Class                         649,163
                           A (b)
                  27,260   SBC Communications, Inc.                                   707,397
                  19,740   Verizon Communications                                     777,361
                                                                                -------------

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                                                                                    2,602,667
                                                                                -------------
Consumer Durables (0.6%):
                  23,960   Eastman Kodak Co.                                          771,991
                   5,200   Take-Two Interactive Software, Inc. (b)                    170,820
                                                                                -------------

                                                                                      942,811
                                                                                -------------
Consumer Non-Durables (3.5%):
                  28,160   Altria Group, Inc.                                       1,324,646
                  36,800   Coca-Cola Co.                                            1,473,840
                  13,990   Estee Lauder Cos., Class A                                 584,782
                  15,800   Gillette Co.                                               659,492
                  31,230   Jones Apparel Group, Inc.                                1,118,034
                   1,900   Nike, Inc., Class B                                        149,720
                   2,400   PepsiCo, Inc.                                              116,760
                   8,000   Procter & Gamble Co.                                       432,960
                                                                                -------------
                                                                                    5,860,234
                                                                                -------------
Consumer Services (4.2%):
                   5,600   Apollo Group, Inc., Class A (b)                            410,872
                  27,720   Brinker International, Inc. (b)                            863,478
                   9,760   Clear Channel Communications,                              304,219
                           Inc.
                  22,678   Comcast Corp., Class A (b)                                 640,427
                   6,700   Gannett Co., Inc.                                          561,192
                   9,410   Starbucks Corp. (b)                                        427,779
                  60,290   Time Warner, Inc. (b)                                      973,081
                  40,230   Viacom, Inc., Class B                                    1,350,119
                  38,060   Yum! Brands, Inc.                                        1,547,519
                                                                                -------------
                                                                                    7,078,686
                                                                                -------------
Distribution Services (0.6%):
                  11,070   Andrx Corp. (b)                                            247,525
                  25,020   Sysco Corp.                                                748,599
                                                                                -------------
                                                                                      996,124
                                                                                -------------
Electronic Technology (5.9%):
                  14,300   Altera Corp. (b)                                           279,851
                  11,300   Analog Devices, Inc.                                       438,214
                  67,130   Cisco Systems, Inc. (b)                                  1,215,053
                  19,800   Corning, Inc. (b)                                          219,384
                  42,400   Dell, Inc. (b)                                           1,509,440
                   6,480   Diebold, Inc.                                              302,616
                   6,500   Hewlett-Packard Co.                                        121,875
                  63,410   Intel Corp.                                              1,272,005
                  18,420   International Business Machines                          1,579,331
                           Corp.
                  12,900   Linear Technology Corp.                                    467,496
                  74,350   Motorola, Inc.                                           1,341,274
                  24,060   Qualcomm, Inc.                                             939,302
                   7,500   Xilinx, Inc.                                               202,500
                                                                                -------------
                                                                                    9,888,341
                                                                                -------------
Energy Minerals (4.2%):
                   6,340   Devon Energy Corp.                                         450,203
                  78,660   Exxon Mobil Corp.                                        3,801,638
                  15,970   Murphy Oil Corp.                                         1,385,717
                  17,160   Suncor Energy, Inc.                                        549,292
                  11,390   Valero Energy Corp.                                        913,592
                                                                                -------------
                                                                                    7,100,442
                                                                                -------------
Finance (12.3%):
                   9,300   AMBAC Financial Group, Inc.                                743,535
                  26,050   American International Group, Inc.                       1,771,140
                  16,400   Bank of America Corp.                                      710,612
                  11,330   Capital One Financial Corp.                                837,287
                  51,200   Charles Schwab Corp.                                       470,528
                  79,090   Citigroup, Inc.                                          3,489,450
                   6,370   Commerce Bancorp, Inc.                                     351,624
                   9,280   Fannie Mae                                                 588,352
                  21,900   Freddie Mac                                              1,428,756

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                   4,500   Goldman Sachs Group, Inc.                                  419,580
                  14,910   Hartford Financial Services Group,                         923,376
                           Inc.
                  72,160   MBNA Corp.                                               1,818,432
                  38,900   Morgan Stanley Dean Witter & Co.                         1,917,770
                  21,760   North Fork Bancorp, Inc.                                   967,232
                   6,300   RenaissanceRe Holdings                                     324,954
                  19,100   U.S. Bancorp                                               551,990
                  35,830   Washington Mutual, Inc.                                  1,400,236
                  25,330   Wells Fargo & Co.                                        1,510,428
                  13,030   Willis Group Holdings Ltd.                                 487,322
                                                                                -------------
                                                                                   20,712,604
                                                                                -------------
Health Services (1.2%):
                   3,000   HCA-The Healthcare Corp.                                   114,450
                  19,510   Odyssey Healthcare, Inc. (b)                               346,303
                  21,450   UnitedHealth Group, Inc.                                 1,581,723
                                                                                -------------
                                                                                    2,042,476
                                                                                -------------
Health Technology (6.2%):
                  34,650   Amgen, Inc. (b)                                          1,963,962
                  24,890   Biovail Corp. (b)                                          430,597
                  18,200   Boston Scientific Corp. (b)                                723,086
                   3,700   Charles River Laboratories                                 169,460
                           International, Inc. (b) (e)
                  15,500   Eli Lilly & Co.                                            930,775
                  11,500   Forest Laboratories, Inc. (b)                              517,270
                   5,900   Gilead Sciences, Inc. (b)                                  220,542
                  12,000   Guidant Corp.                                              792,480
                   2,600   Johnson & Johnson                                          146,458
                  13,930   Medtronic, Inc.                                            722,967
                  13,590   Merck & Co., Inc.                                          448,470
                  98,534   Pfizer, Inc.                                             3,015,140
                  21,300   Schering-Plough Corp.                                      405,978
                                                                                -------------
                                                                                   10,487,185
                                                                                -------------
Industrial Services (0.7%):
                   8,690   Cooper Cameron Corp. (b)                                   476,560
                   4,100   Rowan Cos., Inc. (b)                                       108,240
                  12,640   Weatherford International Ltd. (b)                         644,892
                                                                                -------------
                                                                                    1,229,692
                                                                                -------------
Non-Energy Minerals (0.6%):
                  31,820   Alcoa, Inc.                                              1,068,834
                                                                                -------------
Process Industries (0.9%):
                   9,290   Cabot Corp.                                                358,315
                   8,500   Praxair, Inc.                                              363,290
                   9,190   Sigma-Aldrich Corp. (e)                                    533,020
                   4,370   Temple-Inland, Inc.                                        293,446
                                                                                -------------
                                                                                    1,548,071
                                                                                -------------
Producer Manufacturing (6.5%):
                  15,600   Danaher Corp.                                              799,968
                   9,760   Eaton Corp.                                                618,882
                  94,920   General Electric Co.                                     3,187,413
                  28,060   Honeywell International, Inc.                            1,006,232
                  20,380   Johnson Controls, Inc.                                   1,157,788
                  16,910   Lear Corp.                                                 920,750
                   8,010   Minnesota Mining & Manufacturing                           640,560
                           Co.
                  10,800   Pitney Bowes, Inc.                                         476,280
                   6,450   SPX Corp. (e)                                              228,330
                  54,640   Tyco International Ltd.                                  1,675,261
                   1,600   United Technologies Corp.                                  149,408
                                                                                -------------
                                                                                   10,860,872
                                                                                -------------
Retail Trade (4.4%):
                  39,120   Albertson's, Inc.                                          936,142
                   1,900   Home Depot, Inc.                                            74,480
                  25,330   Kohl's Corp. (b)                                         1,220,653
                  20,855   Rent-A-Center, Inc. (b)                                    539,310

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                  36,720   Safeway, Inc. (b) (e)                                      709,063
                  18,920   Target Corp.                                               856,130
                  44,960   Wal-Mart Stores, Inc.                                    2,391,871
                  19,420   Walgreen Co.                                               695,819
                                                                                -------------
                                                                                    7,423,468
                                                                                -------------
Technology Services (3.7%):
                   7,620   Affiliated Computer Services, Inc.,                        424,205
                           Class A (b)
                   4,500   eBay, Inc. (b)                                             413,730
                   2,700   Electronic Arts, Inc. (b)                                  124,173
                 134,910   Microsoft Corp.                                          3,730,261
                  99,800   Oracle Corp. (b)                                         1,125,744
                  14,350   Paychex, Inc.                                              432,653
                                                                                -------------
                                                                                    6,250,766
                                                                                -------------
Transportation (1.0%):
                  10,900   Canadian National Railway Co.                              531,920
                  14,340   United Parcel Service, Inc., Class B                     1,088,693
                                                                                -------------

                                                                                    1,620,613
                                                                                -------------
Utilities (1.9%):
                   2,300   Dominion Resources, Inc.                                   150,075
                  17,350   FPL Group, Inc.                                          1,185,352
                  12,220   Kinder Morgan, Inc.                                        767,660
                  26,720   Pinnacle West Capital Corp.                              1,108,880
                                                                                -------------
                                                                                    3,211,967
                                                                                -------------
TOTAL COMMON STOCKS                                                               101,708,326
                                                                                -------------

CORPORATE BONDS (13.0%):
Communications (0.1%):
                 200,000   Southwestern Bell Telephone, 5.98%, 10/22/07               214,391
                                                                                -------------
Consumer Durables (0.6%):
                 300,000   DaimlerChrysler NA Holdings Corp.,                         338,023
                           7.20%, 9/1/09
                 150,000   General Dynamics Corp., 4.50%,                             153,419
                           8/15/10
                 500,000   General Motors Corp., 7.20%,                               530,202
                           1/15/11 (e)
                  60,000   Hanson Australia Funding, 5.25%, 3/15/13                    61,046
                                                                                -------------

                                                                                    1,082,690
                                                                                -------------
Consumer Services (0.9%):
                 175,000   Allstate Corp., 6.13%, 2/15/12 (e)                         192,768
                  60,000   Coca-Cola Enterprises, 6.13%,                               66,248
                           8/15/11
                 150,000   Comcast Cable Communications,                              167,659
                           8.38%, 5/1/07
                 100,000   Comcast Cable Communications,                              111,259
                           6.88%, 6/15/09 (e)
                 150,000   Cox Communications, Inc., 7.75%,                           167,374
                           11/1/10
                  80,000   Cox Communications, Inc., 4.63%,                            73,899
                           6/1/13
                  60,000   PHH Corp., 7.13%, 3/1/13                                    68,730
                  50,000   Thomson Corp., 4.25%, 8/15/09                               50,468
                 450,000   Time Warner, Inc., 9.13%, 1/15/13                          564,277
                                                                                -------------
                                                                                    1,462,682
                                                                                -------------
Energy Minerals (0.2%):
                 250,000   Occidental Petroleum Corp., 9.25%, 8/1/19                  345,906
                                                                                -------------
Finance (7.4%):
                  50,000   ACE INA Holdings, Inc., 5.88%,                              52,333
                           6/15/14
                 125,000   American Express Credit, 3.00%,                            122,966

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                           5/16/08
                  65,000   American General Finance Corp.,                             66,810
                           4.63%, 5/15/09
                 120,000   American General Finance Corp.,                            117,425
                           4.00%, 3/15/11
                 100,000   American International Group, Inc.,                         97,590
                           2.88%, 5/15/08
                 300,000   Bank of America Corp., 7.80%,                              352,820
                           2/15/10
                 100,000   Bank of America Corp., 7.13%,                              115,122
                           10/15/11
                 250,000   BCH Cayman Islands, 7.50%,                                 258,463
                           6/15/05
                 100,000   Bear Stearns Co., Inc., 4.50%,                             100,955
                           10/28/10
                 100,000   Branch Banking & Trust, 4.88%,                             100,909
                           1/15/13
                 600,000   Capital One Auto Finance Trust,                            606,391
                           3.44%, 6/15/09
                 200,000   Capital One Bank Co., 6.88%,                               210,359
                           2/1/06
                  75,000   Cit Group Holdings, 7.38%, 4/2/07                           82,298
                           (e)
                 180,000   Cit Group, Inc., 4.13%, 2/21/06                            183,216
                 100,000   Citigroup, Inc., 3.50%, 2/1/08 (e)                         100,328
                 590,000   Citigroup, Inc., 5.00%, 9/15/14                            591,882
                 150,000   Conoco Funding Corp., 6.35%,                               167,524
                           10/15/11
                 300,000   Countrywide Home Loan, 4.00%,                              291,758
                           3/22/11
                 650,000   Credit Suisse First Boston USA,                            723,150
                           Inc., 6.50%, 1/15/12
                 120,000   Dow Capital BV, 8.50%, 6/8/10,                             141,856
                           Putable 6/8/05 @ 100
                 225,000   Fleet Financial Group, 7.38%,                              259,074
                           12/1/09
                 800,000   Ford Motor Credit Co., 7.38%, 2/1/11                       871,113
                            (e)
                 500,000   General Electric Capital Corp.,                            585,205
                           8.63%, 6/15/08
                  50,000   General Electric Capital Corp.,                             48,770
                           3.13%, 4/1/09
                 500,000   GMAC, 7.25%, 3/2/11 (e)                                    534,538
                 300,000   Goldman Sachs Group, Inc., 7.20%,                          326,802
                           3/1/07 (d)
                 200,000   Goldman Sachs Group, Inc., 4.75%,                          196,575
                           7/15/13
                 700,000   Household Finance Corp., 8.00%,                            828,364
                           7/15/10
                 475,000   Inter-American Development Bank,                           574,474
                           8.40%, 9/1/09
                 150,000   John Deere Capital Corp., 3.63%,                           151,088
                           5/25/07
                 150,000   KeyCorp, 4.70%, 5/21/09                                    154,386
                 200,000   Lehman Brothers Holdings, Inc.,                            224,028
                           6.63%, 1/18/12 (e)
                 155,000   Marshall & Ilsley Corp., 4.38%,                            158,131
                           8/1/09
                 125,000   Merrill Lynch & Co., 3.38%, 9/14/07                        125,005
                 200,000   Merrill Lynch & Co., 4.13%, 1/15/09                        201,802
                 600,000   Morgan Stanley Dean Witter & Co.,                          673,231
                           6.75%, 4/15/11
                 350,000   National Rural Utilities, 6.00%,                           367,177
                           5/15/06
                 150,000   News America, Inc., 6.75%, 1/9/38                          167,628
                 300,000   Nynex Capital Funding, 8.23%,                              350,800
                           10/15/09

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                  75,000   Popular North America, Inc., 4.25%,                         76,470
                           4/1/08
                  75,000   Principal Life, Inc., 3.20%, 4/1/09                         73,249
                           (e)
                  40,000   Protective Life Secured Trust,                              39,953
                           4.00%, 10/7/09
                  75,000   Protective Life Secured Trust,                              73,385
                           4.00%, 4/1/11
                  25,000   Unionbancal Corp., 5.25%,                                   25,575
                           12/16/13
                 300,000   Wachovia Corp., 6.61%, 10/1/25                             332,167
                 125,000   Washington Mutual, Inc., 4.63%,                            119,715
                           4/1/14
                 125,000   Wells Fargo & Co., 3.13%, 4/1/09                           121,823
                 160,000   Wells Fargo & Co., 7.55%, 6/21/10                          187,745
                                                                                -------------
                                                                                   12,332,428
                                                                                -------------
Foreign Banks (0.0%):
                  50,000   Royal Bank of Canada, 3.88%,                                50,103
                           5/4/09
                                                                                -------------

Governments (Foreign) (0.1%):
                  80,000   United Mexican States, 4.63%,                               80,900
                           10/8/08

                  40,000   United Mexican States, 6.38%, 1/16/13                       42,220
                                                                                -------------

                                                                                      123,120
                                                                                -------------
Producer Manufacturing (0.0%):
                  75,000   Pitney Bowes, Inc., 3.88%, 6/15/13                          71,161
                                                                                -------------
Retail Trade (0.6%):
                 350,000   Albertson's, Inc., 6.95%, 8/1/09                           389,093
                 400,000   Kroger Co., 8.05%, 2/1/10                                  470,516
                 100,000   Wal-Mart Stores, 4.13%, 2/15/11                            100,286
                                                                                -------------
                                                                                      959,895
                                                                                -------------
Technology Services (0.0%):
                  80,000   IBM Corp., 4.38%, 6/1/09                                    81,776
                                                                                -------------
Telecommunications (0.5%):
                  50,000   AT&T Broadband Corp., 8.38%,                                60,645
                           3/15/13
                  75,000   AT&T Wireless, 7.88%, 3/1/11 (e)                            88,974
                 125,000   Bellsouth Corp., 6.00%, 10/15/11                           136,314
                           (e)
                  80,000   British Telecom, 8.38%, 12/15/10                            96,588
                  60,000   Deutsche Telekom, 8.50%, 6/15/10                            71,999
                  30,000   France Telecom, 8.50%, 3/1/11                               35,958
                 150,000   Sprint Capital Corp., 6.00%, 1/15/07                       158,861
                           (e)
                 125,000   Sprint Capital Corp., 7.63%, 1/30/11 (e)                   144,601
                                                                                -------------

                                                                                      793,940
                                                                                -------------
Transportation (0.6%):
                  70,000   Continental Airlines, Inc., 7.06%,                          69,327
                           9/15/09
                 150,000   Norfolk Southern Corp., 7.05%,                             170,145
                           5/1/37
                 500,000   Union Pacific Corp., 6.65%,                                556,473
                           1/15/11
                 245,394   United Airlines, 7.19%, 4/1/11                             206,245
                                                                                -------------
                                                                                    1,002,190
                                                                                -------------
Utilities (2.0%):
                 560,000   American Electric Power Co., Inc.,                         587,310
                           6.13%, 5/15/06
                  50,000   Carolina Power and Light, 5.13%,                            51,301
                           9/15/13
                 173,000   Columbia Gas System, 6.80%,                                180,258
                           11/28/05

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                  25,000   Consolidated Edison, Inc., 4.70%,                           25,952
                           6/15/09
                 100,000   Constellation Energy Group, 6.35%,                         107,047
                           4/1/07
                 150,000   Dominion Resources, Inc., 6.25%,                           163,157
                           6/30/12
                 200,000   DTE Energy Co., 6.65%, 4/15/09                             218,589
                 250,000   Duke Energy Corp., 6.25%,                                  272,601
                           1/15/12
                 500,000   Exelon Corp., 6.75%, 5/1/11                                559,034
                 900,000   Hydro Quebec, 6.52%, 2/23/06                               948,819
                 130,000   National Rural Utilities, 7.30%,                           140,225
                           9/15/06
                 115,000   PSEG Power, 7.75%, 4/15/11 (e)                             134,070
                  35,000   Sempra Energy, 4.75%, 5/15/09                               36,176
                                                                                -------------
                                                                                    3,424,539
                                                                                -------------
TOTAL CORPORATE BONDS                                                              21,944,821
                                                                                -------------

U.S. GOVERNMENT AGENCY SECURITIES (0.8%):
Fannie Mae (0.8%):
                 150,000   7.25%, 1/15/10                                             174,143
                 400,000   7.13%, 6/15/10 (e)                                         464,624
                 585,000   5.38%, 11/15/11                                            625,287
                                                                                -------------

TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                             1,264,054
                                                                                -------------

U.S. GOVERNMENT AGENCY MORTGAGES (12.9%):
Fannie Mae (5.1%):
                 744,000   7.14%, 8/1/05, Pool #73166                                 756,024
                  13,532   8.15%, 4/25/06, Series 91-37, Class                         13,765
                           H
                   5,939   6.15%, 8/25/06, Series 93-223,                               6,072
                           Class VD
                   6,200   9.00%, 11/1/06, Pool #124017                                 6,381
                 329,092   6.94%, 12/1/06, Pool #73798                                348,521
                  54,168   7.50%, 3/25/07, Series 92-18, Class                         56,156
                           ZH
                  15,444   6.00%, 8/25/07, Series 92-151,                              15,868
                           Class H
                 253,422   6.85%, 10/1/07, Pool #375435                               273,306
                 282,295   6.53%, 12/1/07, Pool #375568                               303,191
                 282,178   6.25%, 7/25/08, Series 93-135,                             291,251
                           Class PG
                 370,474   6.19%, 9/1/08, Pool #380623                                398,784
                  19,770   8.00%, 9/1/08, Pool #190586                                 20,528
                  67,538   8.30%, 10/25/08, Series 93-197,                             71,133
                           Class SC, IF*
                  15,567   6.50%, 3/25/09, Series 95-13, Class                         15,683
                           B
                  70,159   7.50%, 8/1/09, Pool #292020                                 74,744
                 800,000   7.00%, 7/18/12, Series 97-42, Class                        863,568
                           PG
                 103,741   6.50%, 4/1/13, Pool #414513                                110,041
                  87,285   7.00%, 6/1/13, Pool #427488                                 92,674
                 200,000   6.65%, 6/25/13, Series 93-140,                             210,707
                           Class J
                  74,955   6.00%, 8/1/13, Pool #251899                                 78,817
                  71,675   6.00%, 12/1/13, Pool #323458                                75,368
                 150,000   4.50%, 2/25/17, Series 03-86, Class                        149,772
                           PX
                 250,000   5.50%, 4/25/17, Series 02-18, Class                        261,935
                           PC
                 150,000   6.00%, 4/25/17, Series 02-19, Class                        158,201
                           PE
                 300,000   6.00%, 4/25/17, Series 02-24, Class                        316,149
                           AJ

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                 147,435   8.00%, 5/1/17, Pool #50000                                 161,797
                  40,538   9.00%, 12/1/17, Pool #359455                                45,238
                 159,421   9.25%, 3/25/18, Series 88-4, Class                         174,927
                           Z
                  90,234   8.50%, 11/1/18, Pool #313280                                99,788
                  26,358   10.45%, 4/25/19, Series 89-21,                              28,588
                           Class G
                 117,810   8.00%, 7/25/19, Series 89-37, Class                        127,630
                           G
                  20,979   8.75%, 11/25/19, Series 89-86,                              23,022
                           Class E
                 500,000   6.00%, 2/25/20, Series 02-7, Class                         512,670
                           QM
                  36,748   6.50%, 3/25/20, Series 90-30, Class                         38,893
                           E
                  85,618   6.00%, 4/25/20, Series 02-56, Class                         87,749
                           VD
                  52,934   6.50%, 9/25/20, Series 90-105,                              56,035
                           Class J
                 138,000   6.00%, 10/25/20, Series 02-41 Class                        141,921
                            VB
                  30,728   8.50%, 9/25/21, Series G-29, Class                          32,857
                           O
                  31,117   8.75%, 9/25/21, Series 91-129,                              34,114
                           Class G
                  92,069   6.50%, 2/25/23, Series 93-202,                              92,928
                           Class I
                 101,523   6.50%, 2/25/23, Series G93-36,                             102,452
                           Class J
                  23,879   0.00%, 5/25/23, Series G93-24,                              23,726
                           Class C, PO
                 250,000   5.00%, 6/25/23, Series 03-83, Class                        248,261
                           PG
                 150,000   5.00%, 6/25/23, Series 03-55, Class                        147,070
                           CD
                 100,000   6.50%, 7/25/23, Series 93-119,                             107,190
                           Class H
                  96,970   5.00%, 12/25/23, Series 94-22,                              98,853
                           Class C
                 157,023   6.50%, 12/25/23, Series 93-225,                            163,098
                           Class UB
                 241,000   7.50%, 2/25/24, Series 94-81, Class                        260,763
                           LL
                  12,029   7.00%, 8/1/25, Pool #270725                                 12,815
                  15,624   10.00%, 6/17/27, Series 97-49,                              17,401
                           Class B
                   8,701   7.50%, 10/1/27, Pool #402032                                 9,343
                 159,343   6.50%, 12/25/28, Series 98-66,                             168,092
                           Class B
                 350,000   5.75%, 6/25/33, Series 03-47, Class                        349,684
                           PE
                 279,330   5.50%, 12/1/33, Pool #725017                               283,728
                                                                                -------------
                                                                                    8,619,272
                                                                                -------------
Freddie Mac (7.3%):
                 200,000   6.00%, 3/15/09, Series 1708, Class                         208,453
                           E
                 415,000   5.89%, 3/30/09, Series EJ09                                454,793
                  20,614   8.00%, 10/1/10, Pool #G10518                                21,671
                  44,962   6.00%, 2/15/11, Series 1819, Class                          46,664
                           E
                  55,836   6.50%, 9/15/12, Series 2173, Class                          55,956
                           VB
                  44,502   6.00%, 3/1/13, Pool #E69409                                 46,772
                  42,566   6.50%, 3/1/13, Pool #E69466                                 45,110
                  50,217   6.50%, 6/1/13, Pool #E00552                                 53,209
                  49,534   7.00%, 6/1/13, Pool #E00554                                 52,552
                 556,314   6.00%, 1/15/14, Series 2115, Class                         582,171

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                           PE
                  71,258   6.50%, 2/15/14, Series 1668,  Class                         75,309
                           D
                 250,000   5.00%, 7/15/14, Series 2557, Class                         256,448
                           WJ
                 101,376   7.00%, 12/1/14, Pool #P60089                               107,205
                 500,000   5.50%, 3/15/15, Series 2368, Class                         510,481
                           OE
                  70,515   5.50%, 5/15/15, Series 2497, Class                          71,199
                           UH
                   9,403   6.00%, 6/15/15, Series 2391, Class                           9,403
                           DK
                 130,334   5.50%, 11/15/15, Series 2467, Class                        131,858
                            EA
                 175,295   5.00%, 1/15/16, Series 2501, Class                         177,361
                           AG
                  84,138   7.00%, 3/1/16, Pool #P60090                                 88,976
                 150,000   5.50%, 12/15/16, Series 2391, Class                        156,321
                            QR
                 500,000   6.00%, 12/15/16, Series 2394, Class                        526,479
                            MC
                 500,000   6.00%, 1/15/17, Series 2405, Class                         526,870
                           JF
                 300,000   6.00%, 3/15/17, Series 2425, Class                         313,868
                           OB
                  46,853   8.00%, 4/1/17, Pool #290302                                 51,293
                 650,000   5.50%, 11/15/17, Series  #2522                             676,535
                 237,870   4.00%, 5/15/18, Series 2643, Class                         240,478
                           KG
                 363,113   4.00%, 8/1/18, Pool #E01424                                355,177
                 250,000   5.00%, 9/15/18, Series 2701, Class                         256,431
                           OD
                 500,000   6.00%, 8/15/19, Series 2388, Class                         529,764
                           AD
                  34,315   8.60%, 1/15/21, Series 85, Class C                          34,354
                  48,317   6.00%, 2/15/21, Series 1047, Class                          48,310
                           H
                  15,740   7.00%, 2/15/21, Series 115, Class I                         15,749
                  28,783   6.50%, 4/15/21, Series 1062, Class                          28,779
                           H
                 171,515   6.50%, 7/15/21, Series 168, Class                          171,588
                           G
                  55,290   8.00%, 7/15/21, Series 1120, Class                          55,469
                           L
                  24,896   5.50%, 8/15/21, Series 1116, Class                          24,892
                           I
                  23,073   6.50%, 10/15/21, Series 189, Class                          23,082
                           D
                  75,510   7.00%, 1/15/22, Series 1191, Class                          75,683
                           E
                  20,485   6.50%, 2/15/22, Series 1240, Class                          20,835
                           M
                 113,453   6.25%, 4/15/22, Series 1610, Class                         114,923
                           PM
                 146,453   8.00%, 4/15/22, Series 1254, Class                         149,016
                           N
                 160,287   6.50%, 11/1/22, Pool #G30234                               168,894
                 333,000   6.85%, 6/25/23, Series 13, Class                           351,308
                           LL
                 250,000   6.50%, 11/15/23, Series 1617, Class                        266,540
                            PM
                 147,538   5.00%, 2/15/24, Series 2756, Class                         149,286
                           NA
                 148,000   7.00%, 4/15/24, Series 1714, Class                         158,848
                           K
                 223,756   8.00%, 4/15/24, Series 1710, Class                         242,925
                           GH

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                 213,166   8.00%, 4/25/24, Series 31, Class Z                         241,292
                  32,439   8.50%, 9/15/24, Series 1753, Class                          34,855
                           D
                 318,975   7.00%, 4/15/26, Series 1843, Class                         337,391
                           Z
                  32,702   8.00%, 9/1/26, Pool #C00476                                 35,780
                 200,000   5.00%, 5/15/27, Series 2764, Class                         204,174
                           UC
                  11,529   7.50%, 7/1/27, Pool #D81027                                 12,396
                  49,328   6.00%, 7/15/27, Series 2426, Class                          49,417
                           GF
                  11,750   7.00%, 10/1/27, Pool #D83256                                12,500
                  79,912   6.00%, 1/15/28, Series 2136, Class                          81,124
                           PE
                 100,000   6.00%, 2/15/28, Series 2107, Class                         102,159
                           E
                 125,000   5.50%, 4/15/28, Series 2517, Class                         126,014
                           TG
                 203,667   6.50%, 10/15/28, Series 2438, Class                        204,610
                            NC
                 190,000   7.00%, 8/15/29, Series 2178, Class                         201,140
                           PB
                  46,337   6.00%, 2/15/30, Series 2367, Class                          47,066
                           PD
                 177,802   6.50%, 7/15/30, Series 2388, Class                         179,085
                           BE
                  29,219   6.50%, 9/15/30, Series 2316, Class                          29,633
                           PB
                  34,190   6.50%, 11/15/30, Series 2430, Class                         34,567
                           GD
                  70,937   6.50%, 1/15/31, Series 2433, Class                          72,574
                           NG
                 200,000   6.50%, 5/15/32, Series 2455, Class                         203,643
                           GK
                 375,000   6.50%, 6/15/32, Series 2457, Class                         386,678
                           PE
                 402,778   6.50%, 7/15/32, Series 02-31, Class                        421,257
                           JZ
                 488,878   6.50%, 2/25/43, Series T-54, Class 2A                      517,140
                                                                                -------------

                                                                                   12,263,783
                                                                                -------------
Government National Mortgage Assoc. (0.5%):
                   7,605   8.50%, 12/15/05, Pool #7500                                  7,784
                 155,691   7.00%, 7/15/08, Pool #348872                               165,275
                  55,608   8.00%, 12/20/10, Pool #2165                                 59,063
                   7,659   7.00%, 2/15/11, Pool #412559                                 8,177
                  51,988   8.50%, 10/15/11, Pool #432121                               56,686
                 112,883   6.50%, 9/15/13, Pool #468228                               120,088
                  17,359   8.00%, 11/15/16, Pool #199829                               18,990
                  36,099   8.00%, 11/15/16, Pool #196714                               39,492
                  44,528   8.00%, 11/15/16, Pool #181122                               48,712
                 130,963   8.50%, 12/15/22, Pool #780708                              145,149
                  46,630   8.00%, 11/15/24, Pool #780028                               51,320
                  26,185   8.00%, 6/20/25, Series 95-4, Class                          27,488
                           CQ
                   8,356   7.50%, 5/15/26, Pool #398663                                 9,027
                  16,293   8.00%, 6/20/26, Pool #CSF2334                               17,793
                  22,847   7.50%, 1/20/27, Pool #2360                                  24,544
                  36,264   8.00%, 5/20/27, Pool #2433                                  39,474
                  39,563   8.00%, 9/15/27, Pool #451932                                43,276
                  22,752   7.00%, 4/15/28, Pool #473915                                24,305
                  13,150   7.00%, 6/15/28, Pool #477123                                14,047
                                                                                -------------
                                                                                      920,690
                                                                                -------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES                                             21,803,745
                                                                                -------------

INVESTMENT COMPANIES (0.9%):

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

               1,571,150   One Group Prime Money Market Fund, Class I (c)           1,571,150
                                                                                -------------

TOTAL INVESTMENT COMPANIES                                                          1,571,150
                                                                                -------------
U.S. TREASURY OBLIGATIONS (9.7%):
U.S. Treasury Bonds (5.6%):
               5,250,000   10.38%, 11/15/12 (e)                                     6,395,981
               2,450,000   7.25%, 5/15/16 (e)                                       3,084,895
                                                                                -------------
                                                                                    9,480,876
                                                                                -------------
U.S. Treasury Inflation Protected Bonds (0.5%):
                 700,000   3.88%, 1/15/09 (e)                                         910,321
                                                                                -------------
U.S. Treasury Notes (1.2%):
                 250,000   6.50%, 8/15/05 (e)                                         259,414
               1,500,000   6.50%, 2/15/10                                           1,721,603
                                                                                -------------
                                                                                    1,981,017
                                                                                -------------
U.S. Treasury STRIPS (2.4%):
               2,250,000   5/15/10 (e)                                              1,834,948
               2,625,000   5/15/15 (e)                                              1,636,205
                 875,000   8/15/15                                                    537,079
                                                                                -------------
                                                                                    4,008,232
                                                                                -------------
TOTAL U.S. TREASURY OBLIGATIONS                                                    16,380,446
                                                                                -------------

REPURCHASE AGREEMENTS (0.2%):
                 287,000   State Street Bank and Trust, 1.00%,                        287,000
                           10/1/04 (Proceeds at maturity
                           $287,008, collateralized by various
                           U.S. Government securities)
                                                                                -------------

TOTAL REPURCHASE AGREEMENTS                                                           287,000
                                                                                -------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (8.6%):
              14,452,055   Pool of various securities for One Group Equity Funds
                           #                                                       14,452,055
                                                                                -------------

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING              14,452,055
                                                                                -------------

TOTAL (COST $179,551,887) (a)                                                   $ 182,207,590
                                                                                =============

------------

Percentages indicated are based on net assets of $168,376,372.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation...............................  $  14,847,067
Unrealized depreciation...............................    (12,191,364)
                                                        -------------
Net unrealized appreciation (depreciation)............  $   2,655,703
                                                        =============

  Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)  Non-income producing securities.

(c) Investment in affiliate.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(e) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

The Portfolio invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

    Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

    Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

* The interest rate for this variable rate note, which will change periodically, is based on prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect as of September 30, 2004.

# The cash collateral received by the Portfolio was pooled and at September 30, 2004 was invested in a Commercial Paper (with an interest rate of 1.86%, and a maturity date of March 11, 2005), a Repurchase Agreement (with an interest rate of 1.87%, and a maturity date of October 1, 2004), and Master Notes (with interest rates ranging from 1.71% to 2.28%, and maturity dates ranging from October 2004 to July 2007).

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

ONE GROUP INVESTMENT TRUST
BOND PORTFOLIO
Schedule of Portfolio Investments                             September 30, 2004
(Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Portfolio. Certified holdings are available 60 days after the portfolio's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

         SHARES
           OR
        PRINCIPAL                           SECURITY
         AMOUNT                            DESCRIPTION                       VALUE
         ------                            -----------                       -----
ASSET BACKED SECURITIES  (1.9%):

                 150,000   Americredit Automobile Receivables             $    151,892
                           Trust, Series 01-D, Class A4, 4.41%,
                           11/12/08
                 100,000   Americredit Automobile Receivables                   99,683
                           Trust, Series 03-BX, Class A4A,
                           2.72%, 1/6/10
                 405,178   Capital One Auto Finance Trust,                     412,383
                           Series 01-A, Class A4, 5.40%,
                           5/15/08
                  33,778   Chase Funding Loan Acquisition                       33,904
                           Trust, Series 02-C1, Class IA5,
                           6.86%, 1/25/32 *(C)
                 150,000   Citibank Credit Card Issuance Trust,                156,481
                           Series 02-A1, Class A1, 4.95%,
                           2/9/09
                 450,000   Citibank Credit Card Issuance Trust,                503,247
                           Series 02-C2, Class C2, 6.95%,
                           2/18/14
                 165,000   CNH Equipment Trust, Series 03-B,                   165,668
                           Class A4B, 3.38%, 2/15/11
                 200,000   Conseco Finance, Series 01-B,                       206,315
                           Class 1M1, 7.27%, 6/15/32
                 200,000   MBNA Master Credit Card Trust,                      223,334
                           Series 00-D, Class C, 8.40%, 9/15/09
                           (b)
                 240,000   MBNA Master Credit Card Trust,                      277,761
                           Series 99-J, Class C, 7.85%, 2/15/12
                           (b)
                  75,000   MBNA Master Credit Card Trust,                       79,425
                           Series 03-C1, Class C, 3.30%,
                           6/15/12 *
                 200,000   MBNA Master Credit Card Trust,                      222,056
                           Series 02-C1, Class C1, 6.80%,
                           7/15/14
                  82,057   Residential Asset Mortgage                           83,051
                           Products, Inc., Series 01-RS3, Class
                           AI4, 6.29%, 10/25/31
                 143,751   Union Acceptance Corp., Series                      144,639
                           00-B, Class A4, 7.54%, 10/10/06
                 225,000   WFS Financial Owner Trust, Series                   229,430
                           02-1, Class A4A, 4.87%, 9/20/09
                 500,000   WFS Financial Owner Trust, Series                   509,437
                           02-2, Class A4, 4.50%, 2/20/10
                 490,000   WFS Financial Owner Trust, Series                   490,102
                           03-4, Class A4, 3.15%, 5/20/11                 ------------
TOTAL ASSET BACKED SECURITIES                                                3,988,808
                                                                          ------------
COLLATERALIZED MORTGAGE OBLIGATIONS  (7.4%):

                  45,464   ABN AMRO Mortgage Corp., Series                      45,430
                           99-4, Class IA12, 6.50%, 6/25/29
                 150,000   American Express Credit Account                     153,949
                           Master Trust, Series 04-3, Class A,
                           4.35%, 12/15/11
                  31,153   American Housing Trust, Series V,                    31,141

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                           Class 1G, 9.13%, 4/25/21
                  89,545   BAE Systems 2001 Asset Trust,                        96,658
                           Series 01, Class B, 7.16%, 12/15/11
                           (b)
                 495,667   Banc of America Funding Corp.,                      499,233
                           Series 03-3, Class 1A33, 5.50%,
                           10/25/33
                  94,257   Bank of America Mortgage                             72,332
                           Securities, Series 03-8, Class A,
                           0.00%, 11/25/33, PO
                 233,491   Bank of America Mortgage                            179,889
                           Securities, Series 04-1, Class PO,
                           0.00%, 3/25/34, PO
                  96,601   Bank of America Mortgage                             72,917
                           Securities, Series 04-4, Class APO,
                           0.00%, 5/25/34, PO
                 314,167   Bank of America Mortgage                            117,813
                           Securities, Series 04-5, Class 3A3,
                           0.00%, 6/25/34, PO
                 200,000   Bank of America Mortgage                            197,710
                           Securities, Series 04-E, Class 2A5,
                           4.13%, 6/25/34
                 299,040   Bank of America Mortgage                            218,055
                           Securities, Series 04-6 Class APO,
                           0.00%, 7/25/34, PO
                 636,848   Bank of America Mortgage                            424,175
                           Securities, Series 04-7, Class 1A19,
                           0.00%, 8/25/34, PO
                 100,000   Bear Stearns Adjustable Rate                         97,795
                           Mortgage Trust, Series 04-4, Class
                           A4, 3.52%, 6/25/34 *
                 328,726   Citigroup Mortgage Loan Trust, Inc.,                334,874
                           Series 03-UST1, Class A1, 5.50%,
                           12/25/18
                 221,747   Citigroup Mortgage Loan Trust, Inc.,                226,008
                           Series 03-UP3, Class A3, 7.00%,
                           9/25/33
                 421,697   Countrywide Alternative Loan Trust,                 421,318
                           Series 02-2, Class A12, 6.75%,
                           4/25/32
                 436,000   Countrywide Alternative Loan Trust,                 450,154
                           Series 02-8, Class A4, 6.50%,
                           7/25/32
                 151,997   Countrywide Alternative Loan Trust,                 126,294
                           Series 03-J1, Class PO, 0.00%,
                           10/25/33, PO
                 373,906   Countrywide Home Loans, Series                      371,045
                           03-J7, Class 4A3, 7.70%, 8/25/18, IF*
                 791,228   Countrywide Home Loans, Series                      783,586
                           03-26, Class 1A6, 3.50%, 8/25/33
                 224,994   Household Automotive Trust, Series                  228,232
                           00-2, Class A4, 7.43%, 4/17/07
                  57,033   Impac Secured Assets Common                          56,975
                           Owner Trust, Series 00-1, Class A8,
                           8.15%, 4/25/30
               1,000,000   Master Alternative Loans Trust,                     990,000
                           Series 04-10, Class IAI, 4.50%,
                           9/1/19
                 477,700   Master Asset Securitization Trust,                  379,111
                           Series 03-12, Class 15PO, 0.00%,
                           12/25/18, PO
                 468,666   Master Asset Securitization Trust,                  374,158
                           Series 04-8, Class PO, 0.00%,
                           8/25/19, PO
                 308,888   Nomura Asset Acceptance Corp.,                      324,429
                           Series 04-R2, Class A1, 6.50%,

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                           10/25/34
                 437,026   PNC Mortgage Securities Corp.,                      441,384
                           Series 99-4, Class 1A10, 6.75%,
                           6/25/29
                 500,000   Residential Accredit Loans, Inc.,                   512,329
                           Series 02-QS8, Class A5, 6.25%,
                           6/25/17
                 133,990   Residential Accredit Loans, Inc.,                   141,941
                           Series 02-QS16, Class A3, 13.25%,
                           10/25/17, IF*
                 563,316   Residential Accredit Loans, Inc.,                    57,796
                           Series 03-QS3, Class A8, 5.99%,
                           2/25/18, IO, IF*
                 175,531   Residential Accredit Loans, Inc.,                   182,762
                           Series 03-QS3, Class A2, 12.95%,
                           2/25/18, IF*
               1,241,044   Residential Accredit Loans, Inc.,                   161,134
                           Series 03-QS9, Class A3, 5.94%,
                           5/25/18, IO, IF*
                 426,964   Residential Accredit Loans, Inc.,                   431,901
                           Series 03-QS18, Class A1, 5.00%,
                           9/25/18
                 106,860   Residential Accredit Loans, Inc.,                   106,769
                           Series 96-QS3, Class AI-11, 7.75%,
                           6/25/26
                 276,000   Residential Accredit Loans, Inc.,                   288,003
                           Series 02-QS3, Class A10, 6.75%,
                           3/25/32
                  14,565   Residential Accredit Loans, Inc.,                    14,587
                           Series 02-QS6, Class A10, 6.50%,
                           5/25/32
                  91,021   Residential Funding Mortgage                         90,970
                           Securities I, Inc., Series 94-S8, Class
                           A6, 6.00%, 3/25/09
                 165,000   Residential Funding Mortgage                        159,165
                           Securities I, Inc., Series 03-S12,
                           Class 4A5, 4.50%, 12/25/32
                 754,212   Residential Funding Mortgage                        743,212
                           Securities I, Inc., Series 03-S7, Class
                           A17, 4.00%, 5/25/33
                  68,534   Salomon Brothers Mortgage                            57,995
                           Securities Trust VII, Series 03-UP2,
                           Class P01, 0.00%, 12/25/18, PO
                 400,000   Structured Adjustable Rate Mortgage                 411,337
                            Loan, Series 04-6, Class 5A4, 5.02%,
                            6/25/34
                 216,578   Vendee Mortgage Trust, Series 94-1,                 222,270
                           Class 1, 5.63%, 2/15/24
                 445,507   Vendee Mortgage Trust, Series 96-1,                 479,351
                           Class 1Z, 6.75%, 2/15/26
                 261,373   Vendee Mortgage Trust, Series 96-2,                 279,795
                           Class 1Z, 6.75%, 6/15/26
                 881,467   Vendee Mortgage Trust, Series 97-1,                 985,859
                           Class 2Z, 7.50%, 2/15/27
                 275,000   Vendee Mortgage Trust, Series 98-1,                 289,646
                           Class 2E, 7.00%, 9/15/27
                  84,904   Washington Mutual Mortgage                           62,749
                           Securities Corp., Series 03-S10, Class
                            A6, 0.00%, 10/25/18, PO
                 150,000   Wells Fargo Mortgage Backed                         145,384
                           Securities Trust, Series 03-8, Class
                           A9, 4.50%, 8/25/18
                 134,483   Wells Fargo Mortgage Backed                         109,241
                           Securities Trust, Series 03-11, Class
                           1APO, 0.00%, 10/25/18, PO
                 663,000   Wells Fargo Mortgage Backed                         672,111
                           Securities Trust, Series 03-11, Class

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                           1A4, 4.75%, 10/25/18
                 490,222   Wells Fargo Mortgage Backed                         495,330
                           Securities Trust, Series 04-7, Class
                           2A2, 5.00%, 7/25/19
                 600,000   Wells Fargo Mortgage Backed                         592,877
                           Securities Trust, Series 09-05, Class          ------------
                           A5, 3.54%, 8/25/34


TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                   15,409,179
                                                                          ------------
CORPORATE BONDS  (16.8%):
Airlines  (0.6%):

                 275,000   Delta Airlines, Inc., Series 00-1,                  247,142
                           Class A2, 7.57%, 11/18/10
                 150,000   Delta Airlines, Inc., Series 02-1,                  152,384
                           Class G2, 6.42%, 7/2/12
                  89,530   Northwest Airlines, Inc., Series 01-1,               87,731
                            Class A1, 7.04%, 4/1/22
                 121,777   Southwest Airlines Co., Series 01-1,                124,587
                           Class A1, 5.10%, 5/1/06
                 200,000   United Airlines, Inc., Series 01-1,                 166,450
                           Class A2, 6.20%, 9/1/08 (d)
                  98,158   United Airlines, Inc., Series 00-2,                  82,498
                           Class A2, 7.19%, 4/1/11
                 313,737   United Airlines, Inc., Series 01-1,                 260,729
                           Class A2, 6.07%, 3/1/13
                  84,632   United Airlines, Inc., Series 00-1,                  69,551
                           Class A1, 7.78%, 1/1/14                        ------------
                                                                             1,191,072
                                                                          ------------
Automotive  (0.3%):

                 150,000   Daimler Chrysler NA Holdings,                       152,233
                           7.40%, 1/20/05
                 350,000   Daimler Chrysler NA Holdings,                       394,359
                           7.20%, 9/1/09
                 150,000   General Motors Corp., 7.20%,                        159,061
                           1/15/11 (d)
                                                                          ------------
                                                                               705,653
                                                                          ------------
Banking, Finance & Insurance  (10.5%):

                  40,000   AIG International Lease Finance                      42,613
                           Corp., 5.88%, 5/1/13 (d)
                 100,000   American Express Credit, 3.00%,                      98,373
                           5/16/08
                 130,000   American International Group,                       125,535
                           4.25%, 5/15/13
                 300,000   ASIF Global Financing XIX, 4.90%,                   305,301
                           1/17/13 (b)
                 150,000   ASIF Global Financing XX, 2.65%,                    149,959
                           1/17/06 (b)
                 250,000   ASIF Global Financing XXIII, 3.90%,                 252,249
                           10/22/08 (b)
                 500,000   Associates Corp., 8.58%, 11/23/04                   504,337
                 250,000   Associates Corp., 8.55%, 7/15/09                    297,862
                 200,000   Associates Corp., 8.15%, 8/1/09                     235,146
                 200,000   Bank of America Corp., 3.88%,                       203,104
                           1/15/08
                 570,000   Bank of America Corp., 7.80%,                       670,356
                           2/15/10
                 400,000   Bear Stearns Co., Inc., 3.25%,                      388,918
                           3/25/09 (d)
                 500,000   Boeing Capital Corp., 6.36%,                        511,242
                           7/15/05
                  75,000   Branch Banking & Trust, 4.88%,                       75,682
                           1/15/13
                 190,000   Capital One Bank, 8.25%, 6/15/05                    197,276
                 150,000   CIT Group, Inc., 7.63%, 8/16/05 (d)                 156,528
                 225,000   CIT Group, Inc., 6.50%, 2/7/06 (d)                  235,801

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                  50,000   Corporation Andina de Fomento                        51,081
                           California, 5.20%, 5/21/13
                 200,000   Countrywide Home Loans, 7.20%,                      215,670
                           10/30/06
                  50,000   Countrywide Home Loans, 3.25%,                       49,213
                           5/21/08
                 250,000   Countrywide Home Loans, 4.00%,                      243,132
                           3/22/11
                 500,000   Credit Suisse First Boston (USA),                   545,534
                           Inc., 6.13%, 11/15/11
                 150,000   Credit Suisse First Boston (USA),                   156,194
                           Inc., 5.50%, 8/15/13
                 100,000   First Union National, Inc., 7.80%,                  117,931
                           8/18/10
                 250,000   Firstar Bank N.A., 7.13%, 12/1/09                   287,566
                 250,000   Ford Motor Credit Co., 6.88%,                       261,689
                           2/1/06
                 900,000   Ford Motor Credit Co., 7.38%,                       986,848
                           10/28/09
                 170,000   GE Capital Corp., 5.00%, 2/15/07                    177,311
                 175,000   GE Capital Corp., 4.25%, 1/15/08                    179,703
                 150,000   GE Capital Corp., 3.50%, 5/1/08 (d)                 150,272
                 500,000   GE Capital Corp., 7.38%, 1/19/10                    576,853
                 300,000   GE Capital Corp., 5.88%, 2/15/12                    326,148
                 200,000   GE Capital Corp., 6.75%, 3/15/32                    230,954
                           (d)
                 490,000   GMAC, 6.13%, 9/15/06 (d)                            512,487
                 800,000   GMAC, 7.25%, 3/2/11                                 855,259
                 400,000   Goldman Sachs Group LP, 6.88%,                      452,304
                           1/15/11
                 125,000   Goldman Sachs Group LP, 4.75%,                      122,859
                           7/15/13
                 150,000   Goldman Sachs Group LP, 5.25%,                      151,300
                           10/15/13
                 200,000   Goldman Sachs Group, Inc., 3.88%,                   200,397
                           1/15/09 (d)
                 200,000   Household Finance Corp., 7.88%,                     221,454
                           3/1/07
                 200,000   Household Finance Corp., 6.40%,                     218,405
                           6/17/08
                 500,000   Household Finance Corp., 6.50%,                     550,677
                           11/15/08
                 500,000   Household Finance Corp., 5.88%,                     539,505
                           2/1/09
                  50,000   Household Finance Corp., 7.35%,                      59,773
                           11/27/32
                 250,000   Huntington National Bank, 8.00%,                    293,729
                           4/1/10
                  60,000   International Lease Finance Corp.,                   62,010
                           4.50%, 5/1/08
                 165,000   International Lease Finance Corp.,                  180,919
                           6.38%, 3/15/09
                 200,000   Jackson National Life Global, 6.13%,                217,813
                            5/30/12 (b)
                 100,000   John Hancock Global Funding II,                      99,053
                           3.50%, 1/30/09 (b)
                 100,000   John Hancock Global Funding II,                     118,253
                           7.90%, 7/2/10 (b)
                 200,000   KeyCorp, 4.70%, 5/21/09                             205,848
                 175,000   Lehman Brothers Holdings, Inc.,                     196,025
                           6.63%, 1/18/12
                 160,000   Massmutual Global Funding II,                       161,032
                           3.25%, 6/15/07 (b)
                 200,000   Massmutual Global Funding II,                       194,650
                           3.50%, 3/15/10 (b)
                 200,000   Merrill Lynch & Co., 3.70%, 4/21/08                 200,577
                 200,000   Merrill Lynch & Co., 4.13%, 1/15/09                 201,802

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                 100,000   Metropolitan Life Insurance Co.,                    102,340
                           5.20%, 9/18/13 (b)
                 150,000   MGIC Investment Corp., 6.00%,                       159,346
                           3/15/07
                 200,000   Monumental Global Funding II,                       209,987
                           5.20%, 1/30/07 (b)
                 150,000   Monumental Global Funding II,                       152,239
                           Series 144A, 4.38%, 7/30/09 (b)
                 640,000   Morgan Stanley Dean Witter and                      718,691
                           Co., 6.75%, 4/15/11
                 300,000   Morgan Stanley Dean Witter and                      335,029
                           Co., 6.60%, 4/1/12
                 885,000   National Rural Utilities, 6.00%,                    928,433
                           5/15/06
                 100,000   Nationwide Financial Services,                      109,662
                           6.25%, 11/15/11
                  75,000   New York Life Global Funding,                        75,339
                           3.88%, 1/15/09 (b)
                 250,000   New York Life Global Funding,                       261,395
                           5.38%, 9/15/13 (b)
                 145,000   Pacific Life Global Funding, 3.75%,                 145,264
                           1/15/09 (b)
                 100,000   PHH Corp., 7.13%, 3/1/13                            114,550
                  75,000   Popular North America, Inc., 4.25%,                  76,470
                           4/1/08
                 300,000   Principal Life Global Funding, 6.25%,               331,696
                            2/15/12 (b)
                  85,000   Protective Life Secured Trust,                       84,901
                           4.00%, 10/7/09
                 200,000   Protective Life Secured Trust,                      195,693
                           4.00%, 4/1/11
                 190,000   Royal Bank of Canada, 3.88%,                        190,391
                           5/4/09
                 100,000   SLM Corp., Series A, 5.38%,                         104,252
                           1/15/13
                 150,000   State Street Corp., 7.65%, 6/15/10                  178,095
                 250,000   Suntrust Bank, 6.38%, 4/1/11                        279,104
                 100,000   Toyota Motor Credit Corp., 2.88%,                    97,818
                           8/1/08
                 200,000   U.S. Bancorp, 6.50%, 2/1/08                         218,409
                 100,000   U.S. Bancorp, 7.50%, 6/1/26                         121,280
                 240,000   Wachovia Corp, 3.50%, 8/15/08                       239,483
                 150,000   Wachovia Corp., 3.63%, 2/17/09                      148,978
                 250,000   Washington Mutual Bank, 5.65%,                      259,644
                           8/15/14
                 100,000   Washington Mutual Finance, 6.88%,                   114,635
                           5/15/11
                 260,000   Wells Fargo Bank, 3.13%, 4/1/09                     253,392
                           (d)
                 250,000   Wells Fargo Bank, 7.55%, 6/21/10                    293,352
                 300,000   World Savings Bank FSB, 4.50%,                      307,700
                           6/15/09
                                                                          ------------
                                                                            21,830,080
                                                                          ------------
Energy  (0.3%):

                 100,000   Carolina Power and Light, 5.13%,                    102,601
                           9/15/13
                 165,000   Constellation Energy Group, 6.35%,                  176,627
                           4/1/07
                 130,000   DTE Energy Co., 6.65%, 4/15/09                      142,083
                 125,000   Duke Energy Corp., 4.20%,                           126,396
                           10/1/08
                 150,000   Duke Energy Corp., 5.63%,                           157,494
                           11/30/12                                       ------------
                                                                               705,201
                                                                          ------------
Governments (Foreign) (0.5%):

                 400,000   Province of Quebec, 5.75%,                          432,808

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                           2/15/09
                 150,000   United Mexican States, 4.63%,                       151,688
                           10/8/08
                  50,000   United Mexican States, 6.38%,                        52,775
                           1/16/13
                 325,000   United Mexican States, 7.50%,                       342,388
                           4/8/33                                         ------------

                                                                               979,659
                                                                          ------------
Industrial Goods & Services  (0.7%):

                 150,000   Dow Chemical, 6.13%, 2/1/11                         163,911
                 180,000   First Data Corp., 3.90%, 10/1/09                    179,944
                 150,000   IBM Corp., 5.39%, 1/22/09                           158,934
                  65,000   International Paper Co., 6.50%,                      70,669
                           11/15/07
                  55,000   International Paper Co., 4.25%,                      55,243
                           1/15/09
                 165,000   International Paper Co., 4.00%,                     161,418
                           4/1/10
                 125,000   Phillips Petroleum Co., 8.75%,                      153,981
                           5/25/10
                 100,000   Tyco International Group, 8.20%,                    114,699
                           10/15/08
                  50,000   Tyco International Group, 6.75%,                     56,328
                           2/15/11
                 200,000   Tyco International Group, 6.38%,                    221,499
                           10/15/11
                 100,000   Weyerhaeuser Co., 6.75%, 3/15/12                    112,305
                                                                          ------------
                                                                             1,448,931
                                                                          ------------
Leasing  (0.3%):

                 500,000   Hertz Corp., 6.50%, 5/15/06                         521,810
                                                                          ------------
Multimedia  (0.4%):

                 150,000   AOL Time Warner, Inc., 5.63%,                       152,711
                           5/1/05
                 120,000   AOL Time Warner, Inc., 8.18%,                       134,376
                           8/15/07
                 150,000   AOL Time Warner, Inc., 10.15%,                      194,948
                           5/1/12
                 100,000   AOL Time Warner, Inc., 9.15%,                       129,198
                           2/1/23
                 100,000   Cox Radio, Inc., 6.38%, 5/15/05                     101,851
                 150,000   Viacom, Inc., 7.75%, 6/1/05                         155,376
                                                                          ------------
                                                                               868,460
                                                                          ------------
Real Estate  (0.1%):

                 165,000   EOP Operating LP, 6.75%, 2/15/12                    183,110
                  30,000   ERP Operating LP, 4.75%, 6/15/09                     30,805
                  50,000   Harrah's Operating Co., Inc., 8.00%,                 58,111
                           2/1/11                                         ------------

                                                                               272,026
                                                                          ------------
Retailers  (0.2%):

                 150,000   Kroger Co., 8.05%, 2/1/10                           176,443
                 200,000   Wal-Mart Stores, Inc., 4.13%,                       200,572
                           2/15/11                                        ------------
                                                                               377,015
                                                                          ------------
Telecommunications  (2.1%):

                 150,000   Ameritech Capital Funding Corp.,                    151,481
                           5.95%, 1/15/38
                  50,000   AT&T Wireless Services, Inc.,                        55,118
                           7.50%, 5/1/07
                 150,000   AT&T Wireless Services, Inc.,                       177,948
                           7.88%, 3/1/11 (d)
                 100,000   Bell Telephone Co., Pennsylvania,                   126,944
                           8.35%, 12/15/30
                 358,750   Bellsouth Telecommunications,                       394,689
                           6.30%, 12/15/15
                 400,000   British Telecom PLC, 8.38%,                         482,942

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                           12/15/10 *
                  50,000   Cox Communications, Inc., 6.88%,                     51,235
                           6/15/05
                 100,000   Cox Communications, Inc., 7.75%,                    111,583
                           11/1/10
                 180,000   France Telecom, 8.50%, 3/1/11 *                     215,748
                  10,000   Liberty Media Corp., 5.70%,                           9,903
                           5/15/13
                 150,000   Nynex Capital Funding, 8.23%,                       175,400
                           10/15/09
                 150,000   Sprint Capital Corp., 7.13%,                        158,220
                           1/30/06
                 500,000   Sprint Capital Corp., 6.00%,                        529,541
                           1/15/07
                 100,000   Sprint Capital Corp., 8.38%,                        121,287
                           3/15/12
                  60,000   Sprint Capital Corp., 8.75%, 3/15/32                 76,380
                           (d)
                 335,000   TCI Communications, Inc., 9.80%,                    427,727
                           2/1/12
                 115,000   Telus Corp., 8.00%, 6/1/11                          134,928
                 650,000   Verizon Global Funding Corp.,                       750,409
                           7.25%, 12/1/10
                 100,000   Verizon New England, Inc., 6.50%,                   110,470
                           9/15/11                                        ------------
                                                                             4,261,953
                                                                          ------------
Transportation & Shipping  (0.1%):

                 150,000   Burlington North Sante Fe, 7.13%,                   171,135
                           12/15/10                                       ------------

Utilities  (0.7%):

                 100,000   American Electric Power Co., Series                 104,877
                           A, 6.13%, 5/15/06
                 100,000   Appalachian Power Co., Series E,                    101,374
                           4.80%, 6/15/05
                 200,000   Dominion Resources, Inc., 2.80%,                    200,271
                           2/15/05
                 150,000   Exelon Generation Co., LLC, 6.95%,                  169,694
                           6/15/11 (d)
                  80,000   Keyspan Gas East, 7.88%, 2/1/10                      94,248
                  65,000   PSEG Power, 7.75%, 4/15/11                           75,778
                 675,000   Virginia Electric & Power Co., 5.38%,               706,462
                           2/1/07                                         ------------
                                                                             1,452,704
                                                                          ------------
TOTAL CORPORATE BONDS                                                       34,785,699
                                                                          ------------
U.S. GOVERNMENT AGENCY MORTGAGES (46.0%):
Fannie Mae (18.9%):
                  24,149   9.00%, 12/1/06, Pool #313699                         24,418
                  25,648   8.50%, 12/1/07, Pool #420646                         26,316
                   7,674   9.06%, 7/25/08, Series 93-238,                        7,680
                           Class SB, IF*
                  34,437   0.00%, 9/25/08, Series 96-20, Class                  33,323
                           L, PO

                  59,618   0.00%, 9/25/08, Series 96-39, Class                  57,677
                           J, PO

                  81,507   12.89%, 9/25/08, Series 93-175,                      88,696
                           Class SA, IF*
                 219,616   14.59%, 9/25/08, Series 93-164,                     242,507
                           Class SC, IF*
                 153,289   14.59%, 9/25/08, Series 93-164,                     169,266
                           Class SA, IF*
                  66,131   0.00%, 10/25/08, Series 96-24,                       64,227
                           Class B, PO
                  13,218   2.72%, 10/25/08, Series 93-196,                      13,136
                           Class FA*

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                  19,828   9.25%, 10/25/08, Series 93-196,                      20,971
                           Class SB, IF*
                  69,429   13.14%, 10/25/08, Series 93-94,                      75,203
                           Class S, IF*
                     551   256.00%, 11/1/08, Series K, Class 2,                  1,782
                            HB
                 309,202   15.55%, 12/25/08, Series 93-233,                    347,449
                           Class SB, IF*
                  70,139   17.52%, 2/25/09, Series 94-13,                       79,332
                           Class SK, IF*
                  90,127   2.82%, 3/25/09, Series 94-33, Class                  89,655
                           FA*
                   2,335   6.50%, 3/25/09, Series 95-13, Class                   2,352
                           B
                 159,325   13.17%, 3/25/09, Series 02-8, Class                 173,958
                           SR, IF*
                  76,344   6.50%, 4/1/09, Pool #190760                          80,812
                 340,424   12.21%, 11/25/09, Series 02-73,                     368,757
                           Class S, IF*
                 243,965   8.00%, 11/1/12, Pool #535710                        260,696
                 617,495   5.00%, 11/25/12, Series 03-16,                       37,093
                           Class PI, IO
                 500,000   4.50%, 1/25/14, Series 03-128,                      502,033
                           Class KE
                 700,000   5.00%, 11/25/15, Series 02-74,                      714,773
                           Class PD
                 500,000   6.50%, 11/25/15, Series 01-52,                      527,390
                           Class XN
                 500,000   6.00%, 12/25/15, Series 01-78,                      513,313
                           Class VB
                 750,000   5.00%, 1/25/16, Series 02-74, Class                 765,078
                           LD
                 750,000   6.00%, 8/15/16, Series 2344, Class                  784,570
                           QG
                 500,000   6.00%, 12/25/16, Series 01-71,                      525,250
                           Class QE
               1,000,000   6.00%, 12/25/16, Series 01-74,                    1,064,586
                           Class MB
                 250,000   6.50%, 12/25/16, Series 01-50,                      260,757
                           Class VB
               1,000,000   6.00%, 2/25/17, Series 02-2, Class                1,043,111
                           UC
                 500,000   6.00%, 2/25/17, Series 02-3, Class                  527,838
                           OG
                 800,000   5.50%, 4/25/17, Series 02-18, Class                 838,193
                           PC
               1,000,000   6.00%, 4/25/17, Series 02-19, Class               1,054,673
                           PE
               1,000,000   5.50%, 9/25/17, Series 02-56, Class               1,038,762
                           UC
                 500,000   5.50%, 1/25/18, Series 02-94, Class                 521,888
                           BK
                 131,665   5.00%, 6/1/18, Pool #709877                         134,089
                 218,172   4.00%, 7/1/18, Pool #721608                         213,216
                 308,017   4.50%, 7/1/18, Pool #720393                         307,400
                 700,000   4.00%, 2/25/19, Series 04-1, Class                  646,125
                           AC
                  26,301   4.50%, 2/25/19, Series 04-2, Class                   26,240
                           ZD
                  14,139   3.26%, 3/1/19, Pool #116612*                         14,530
                 370,750   4.00%, 4/25/19, Series 04-22, Class                 351,017
                           A
                 200,000   4.00%, 10/25/19, Series 04-76,                      186,875
                           Class CL
                  30,905   8.50%, 11/25/19, Series 89-83,                       33,817
                           Class H
                   7,562   8.80%, 1/25/20, Series 90-1, Class                    8,339

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                           D
                 500,000   6.00%, 2/25/20, Series 01-28, Class                 512,400
                           VB
                  34,765   8.50%, 2/25/20, Series 90-10, Class                  38,025
                           L
                   8,434   5.50%, 8/25/20, Series 90-93, Class                   8,710
                           G
                  11,392   8.75%, 12/25/20, Series 90-143,                      12,521
                           Class J
                     131   652.15%, 12/25/20, Series 90-140,                     2,567
                           Class K, HB
                 136,691   10.00%, 8/1/21, Pool #442639                        154,080
                 143,555   7.00%, 1/25/22, Series G92-15,                      150,919
                           Class Z
                 300,000   6.50%, 2/25/22, Series 02-1, Class                  315,604
                           HC
                  69,549   5.50%, 6/25/22, Series 02-91, Class                  11,282
                           UH, IO
                 227,984   7.50%, 6/25/22, Series 92-101,                      234,444
                           Class J
               1,058,618   3.00%, 7/25/22, Series 03-68, Class               1,014,314
                           QP
                  16,438   7.00%, 7/25/22, Series G92-42,                       17,560
                           Class Z
                 340,842   8.00%, 7/25/22, Series G92-44,                      369,221
                           Class ZQ
                  36,331   6.50%, 8/25/22, Series 96-59, Class                  38,127
                           J
                  98,442   5.50%, 9/25/22, Series 92-143,                      102,447
                           Class MA
                 184,204   7.50%, 9/25/22, Series G92-54,                      198,381
                           Class ZQ
                  12,449   2.52%, 10/25/22, Series G92-59,                      12,370
                           Class F*
                  14,498   3.73%, 10/25/22, Series 93-225,                      14,565
                           Class FP*
                  20,250   7.00%, 10/25/22, Series G92-61,                      21,868
                           Class Z
                 428,301   6.50%, 12/1/22, Pool #555791                        451,204
                 335,358   7.00%, 12/25/22, Series G92-66,                     357,616
                           Class KB
                  96,559   7.90%, 1/25/23, Series G93-1, Class                 103,979
                            KA
                 696,789   7.00%, 2/25/23, Series 97-61, Class                 744,375
                           ZC
                 103,720   6.00%, 4/25/23, Series G93-17,                      101,238
                           Class SI, IF*
                 324,237   13.25%, 4/25/23, Series 98-43,                      104,625
                           Class SA, IF, IO*
                 250,000   5.50%, 5/25/23, Series 03-41, Class                 258,231
                           PE
                 351,268   0.00%, 6/25/23, Series 93-257,                      320,945
                           Class C, PO
                 500,000   5.00%, 6/25/23, Series 03-83, Class                 496,522
                           PG
               1,773,553   6.04%, 6/25/23, Series 03-80, Class                 207,758
                           SY, IO, IF*
                 105,740   0.00%, 7/25/23, Series 93-159,                      105,357
                           Class PD, PO
                 400,000   6.50%, 7/25/23, Series 96-59, Class                 415,712
                           K
                  40,897   0.00%, 9/25/23, Series 93-205,                       35,846
                           Class H, PO
                 133,355   7.00%, 9/25/23, Series 93-167,                      140,202
                           Class GA
                  18,551   11.00%, 9/25/23, Series 93-165,                      19,404
                           Class SD, IF*

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                  92,510   12.50%, 9/25/23, Series 93-165,                     109,003
                           Class SK, IF*
                  72,444   3.58%, 10/25/23, Series 93-189,                      72,720
                           Class FB*
                  83,206   6.50%, 11/25/23, Series 95-19,                       90,628
                           Class Z
                 250,000   6.65%, 11/25/23, Series 03-106,                     182,472
                           Class US, IF*
                  12,888   2.23%, 12/25/23, Series 93-230,                      13,042
                           Class FA*
                 402,624   6.50%, 12/25/23, Series 93-225,                     418,199
                           Class UB
               1,010,571   7.00%, 12/25/23, Series 93-250,                   1,065,443
                           Class Z
                 136,230   8.50%, 1/25/25, Series 95-2, Class                  148,366
                           Z
                 243,441   9.00%, 4/1/25, Pool #506427                         273,501
                 161,947   8.50%, 10/1/26, Pool #449336                        177,763
                 127,127   8.00%, 3/1/27, Pool #689977                         139,171
               1,220,243   1.84%, 3/25/27, Series 97-20, Class                  59,150
                           IB, IO
                 130,060   7.50%, 5/20/27, Series 97-39, Class                 137,988
                           PD
                 279,596   6.00%, 7/18/27, Series 97-46, Class                 292,819
                           PL
                 299,139   8.50%, 8/1/27, Pool #253605                         330,475
                 290,211   6.00%, 7/18/28, Series 98-36, Class                 297,331
                           ZB
                 646,056   8.00%, 11/1/28, Pool #755973                        705,732
                  57,562   6.00%, 1/1/29, Pool #252211                          59,759
                  32,109   4.03%, 3/1/29, Pool #303532*                         32,597
                 149,500   6.00%, 7/25/29, Series 01-80, Class                 156,296
                           PE
                  90,173   8.50%, 6/1/30, Pool #535442                          99,524
                  62,108   8.50%, 1/25/31, Series 00-52, Class                  10,403
                           IO, IO
                 600,000   6.00%, 7/25/31, Series 01-33, Class                 110,043
                           ID, IO
                 336,628   7.00%, 7/25/31, Series 01-30, Class                 350,501
                           PM
                 819,000   7.00%, 8/25/31, Series 01-36, Class                 862,752
                           DE
                 152,111   7.00%, 9/25/31, Series 01-44, Class                 159,268
                           PD
                 400,000   6.00%, 11/25/31, Series 02-74,                      419,189
                           Class VB
                 429,021   7.00%, 11/25/31, Series 01-61,                      455,003
                           Class Z
                  93,654   19.94%, 2/25/32, Series 02-1, Class                 110,113
                           SA, IF*
                 314,081   6.40%, 3/15/32, Series 2450, Class                   30,576
                            SW, IF, IO*
               1,643,497   1.60%, 3/25/32, Series 02-12, Class                  74,052
                           SJ, IF, IO*
                 250,000   6.50%, 4/25/32, Series 02-59, Class                 259,677
                           VB
                 500,000   6.50%, 5/25/32, Series 02-28, Class                 509,870
                           PK
                 127,513   7.00%, 8/1/32, Pool #649624                         135,949
                 206,360   0.00%, 12/1/32, Series 329, Class 1,                165,495
                            PO
                 495,003   6.00%, 12/1/32, Pool #675555                        513,097
                 266,573   11.52%, 12/25/32, Series 02-77,                     274,285
                           Class S, IF*
                 365,343   3.50%, 2/25/33, Series 03-66, Class                 349,285
                           PA
                 154,509   6.00%, 3/1/33, Pool #674349                         160,144

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                 293,000   4.00%, 4/25/33, Series 03-22, Class                 243,992
                           UD
                 100,000   5.75%, 6/25/33, Series 03-47, Class                  99,910
                           PE
                  72,389   9.63%, 7/25/33, Series 03-64, Class                  59,261
                           SX, IF*
                 226,285   0.00%, 8/1/33, Series 340, Class 1,                 168,499
                           PO
                 192,752   0.00%, 8/25/33, Series 03-132,                      156,079
                           Class 0A, PO
                 195,890   5.27%, 8/25/33, Series 03-71, Class                 154,043
                           DS, IF*
                 458,177   6.00%, 9/1/33, Pool #737825                         474,888
                 179,811   9.81%, 9/25/33, Series 03-91, Class                 180,144
                           SD*
               2,538,994   5.99%, 11/25/33, Series 03-116,                     211,996
                           Class SB, IO*
                 931,099   5.50%, 12/1/33, Pool #725017                        945,759
                 377,397   5.50%, 1/1/34, Pool #759424                         383,339
                 253,385   9.10%, 1/25/34, Series 03-130,                      261,928
                           Class SX, IF*
                 100,000   5.50%, 2/25/34, Series 04-36, Class                 103,930
                           PC
                 452,239   22.14%, 2/25/34, Series 04-10,                      593,699
                           Class SC, IF*
                 222,491   6.65%, 3/25/34, Series 04-14, Class                 173,564
                           CD, PO*
                 252,775   0.00%, 4/25/34, Series 04-21, Class                 157,999
                           CO, PO
                 400,000   7.06%, 4/25/34, Series 04-58, Class                 394,441
                           ST*
                 685,858   15.08%, 4/25/34, Series 04-25,                      765,617
                           Class SA, IF*
                 586,248   15.08%, 5/25/34, Series 04-36,                      652,273
                           Class SA, IF*
                 200,000   4.75%, 12/25/42, Series 03-W8,                      202,319
                           Class 1A3
                 429,053   6.50%, 12/25/42, Series 03-W1,                      453,724
                           Class 1A1
                 266,960   7.50%, 12/25/42, Series 03-W1,                      288,857
                           Class 2A
                 411,833   7.00%, 2/25/44, Series 04-W2, Class                 440,608
                           2A2                                            ------------
                                                                            39,340,138
                                                                          ------------
Freddie Mac  (22.5%):

                 176,518   4.50%, 11/15/07, Series 1404, Class                 178,315
                            FA
                   9,184   7.38%, 2/15/08, Series 1465, Class                      569
                           SA, IF, IO*
                  77,073   0.00%, 8/15/08, Series 1561, Class                   74,843
                           TA, PO
                 246,687   0.00%, 8/15/08, Series 1900, Class                  239,571
                           T, PO
                  61,811   6.50%, 9/15/08, Series 1587, Class                   62,242
                           H
                  23,737   0.00%, 10/15/08, Series 1967, Class                  22,865
                            PC, PO
                  39,376   8.50%, 12/15/08, Series 1625, Class                  41,792
                            SD, IF*
                   5,814   12.27%, 2/15/09, Series 1796, Class                   6,043
                            S, IF*
                 238,081   13.20%, 2/15/09, Series 2412, Class                 258,197
                            SE*
                  20,787   9.00%, 6/1/10, Gold Pool #G10777                     22,451
                 166,192   7.50%, 9/1/10, Gold Pool #E62448                    176,614
                 327,527   6.50%, 12/15/12, Series 2419, Class                 336,616
                            VG

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                 179,627   6.30%, 1/15/13, Series 2025, Class                  187,330
                           PE
                 247,982   6.50%, 5/15/13, Series 2055, Class                  260,351
                           OE
                 134,979   6.50%, 10/15/13, Series 1596, Class                 142,272
                            D
                  32,959   18.23%, 10/15/13, Series 1607,                       40,179
                           Class SA, IF*
                 328,036   6.00%, 12/15/13, Series 2102, Class                 343,415
                            TU
                 719,371   6.00%, 1/15/14, Series 2115, Class                  752,806
                           PE
                 255,566   6.00%, 3/15/14, Series 2594, Class                  268,357
                           VA
                  43,133   6.50%, 3/15/14, Series 2135, Class                    6,445
                           UK, IO
                  13,266   7.00%, 5/15/14, Series 2299, Class                   13,261
                           G
                 150,726   6.00%, 7/15/14, Series 2405, Class                  151,684
                           PC
                 125,000   5.50%, 12/15/14, Series 2374, Class                 128,651
                            PV
                 100,000   5.50%, 5/15/15, Series 2391, Class                  102,172
                           QE
                 354,200   6.50%, 9/15/15, Series 2353, Class                  359,038
                           PC
                 449,454   5.78%, 10/15/15, Series 2668, Class                 407,038
                            SB*
                  87,454   8.50%, 11/1/15, Gold Pool #E81720                    94,334
                  19,825   8.50%, 11/15/15, Series 2496, Class                  20,210
                            LD
                 500,000   5.50%, 2/15/16, Series 2500, Class                  516,023
                           TD
               1,000,000   5.50%, 6/15/16, Series 2498, Class                1,035,642
                           UD
                 900,000   6.50%, 8/15/16, Series 2345, Class                  949,973
                           PQ
                 407,226   6.00%, 9/15/16, Series 2355, Class                  427,563
                           BP
                 990,826   6.00%, 9/15/16, Series 2360, Class                1,032,789
                           PG
                  83,731   4.50%, 12/15/16, Series 2643, Class                  10,233
                            HI, IO
                 500,000   5.50%, 12/15/16, Series 2391, Class                 521,068
                            QR
                 500,000   6.00%, 12/15/16, Series 2394, Class                 526,479
                            MC
                 222,575   6.50%, 10/1/17, Gold Pool #E01254                   235,661
                 150,000   6.50%, 12/15/17, Series 2357, Class                 153,860
                            VX
                 400,000   6.50%, 4/15/18, Series 2461, Class                  417,768
                           VB
                 593,540   4.00%, 5/15/18, Series 2643, Class                  600,048
                           KG
               1,000,000   4.50%, 5/15/18, Series 2611, Class                  961,576
                           UH
                 500,000   4.50%, 5/15/18, Series 2617, Class                  480,858
                           GR
                 500,000   4.50%, 6/15/18, Series 2631, Class                  483,042
                           LC
                 453,891   4.00%, 8/1/18, Gold Pool #E01424                    443,971
                 165,677   4.50%, 8/1/18, Gold Pool #E97838                    165,574
                 500,000   4.00%, 9/15/18, Series 2675, Class                  462,545
                           CK
                 492,288   6.00%, 1/15/19, Series 2367, Class                  499,246
                           VD
                 167,715   6.50%, 3/15/19, Series 2134, Class                   30,440

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                           PI, IO
                 479,138   4.50%, 4/15/19, Series 2780, Class                  462,247
                           JG
                 783,656   4.00%, 5/1/19, Gold Pool #E01647                    765,678
                  13,578   12.00%, 7/1/19, Pool #555238                         15,223
                 470,000   6.00%, 7/15/19, Series 2435, Class                  490,787
                           VH
                  46,605   9.50%, 7/15/19, Series 11, Class D                   46,675
                  60,697   10.00%, 1/1/20, Pool #546257                         68,497
                  24,384   9.50%, 4/15/20, Series 22, Class C                   24,413
                 228,000   5.00%, 5/15/20, Series 2686, Class                  231,526
                           GB
                 180,548   6.50%, 6/15/20, Series 2362, Class                  183,098
                           PD
                   9,206   10.00%, 6/15/20, Series 47, Class                     9,222
                           F
                 400,000   6.00%, 8/15/20, Series 2594, Class                  425,976
                           VQ
                  83,475   10.00%, 9/1/20, Pool #555286                         93,803
                 500,000   6.00%, 12/15/20, Series 2392, Class                 520,408
                            PV
                   4,298   9.50%, 1/15/21, Series 99, Class Z                    4,294
                   6,454   6.50%, 2/15/21, Series 128, Class I                   6,459
                   5,822   9.00%, 4/15/21, Series 1065, Class                    6,269
                           J
                 600,000   8.50%, 6/15/21, Series 1113, Class                  613,696
                           J
               1,580,737   6.05%, 10/15/21, Series 2611, Class                 181,713
                           SH, IO, IF*
                  51,596   7.00%, 5/15/22, Series 1250, Class                   52,229
                           J
                  86,198   8.00%, 6/15/22, Series 1316, Class                   89,296
                           Z
                 136,674   7.00%, 7/15/22, Series 1324, Class                  141,180
                           Z
                 107,479   7.50%, 8/15/22, Series 1343, Class                  111,382
                           LB
                  92,217   8.00%, 8/15/22, Series 1343, Class                   96,062
                           LA
                 500,000   5.50%, 10/15/22, Series 2512, Class                 512,875
                           PG
                  77,369   6.00%, 10/15/22, Series 1395, Class                  78,405
                           G
                  86,509   9.57%, 10/15/22, Series 1394, Class                  93,237
                           ID, IF*
                 634,982   6.50%, 11/1/22, Pool #G30234                        669,078
                 301,023   6.00%, 12/1/22, Pool #C90600                        313,584
                 500,000   5.50%, 12/15/22, Series 2535, Class                 516,377
                           BK
                   6,700   2.31%, 1/15/23, Series 1603, Class                    6,714
                           IF*
               1,000,000   5.00%, 1/15/23, Series 2715, Class                1,000,171
                           OG
                 892,589   7.00%, 3/25/23, Series 8, Class ZA                  954,310
                 275,634   5.00%, 5/15/23, Series 1798, Class                  280,015
                           F
                  50,307   7.00%, 5/15/23, Series 1505, Class                   52,945
                           Q
                 106,013   7.40%, 5/15/23, Series 1518, Class                  105,094
                           G, IF*
               1,544,242   4.95%, 6/15/23, Series 2626, Class                  129,436
                           NS, IO, IF*
                 112,014   3.71%, 7/15/23, Series 1541, Class                  112,734
                           O*
                  37,223   9.89%, 10/15/23, Series 1689, Class                  39,906
                            SD, IF*
                  17,859   6.00%, 11/15/23, Series 1685, Class                  18,348

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                           Z
                  49,861   13.81%, 11/15/23, Series 1609,                       54,662
                           Class LG, IF*
               1,000,000   4.50%, 12/15/23, Series 2716, Class                 937,298
                           UN, IO
                 178,924   6.50%, 12/15/23, Series 2283, Class                 194,226
                           K
                  58,907   0.00%, 2/15/24, Series 1700, Class                   54,017
                           GA, PO
                  28,219   0.00%, 2/15/24, Series 1865, Class                   25,011
                           D, PO
                  16,731   10.00%, 2/15/24, Series 1671, Class                  18,055
                            QC, IF*
                  58,217   23.28%, 3/15/24, Series 2033, Class                  19,484
                           SN, IF, IO*
                  65,808   0.00%, 5/15/24, Series 2306, Class                   58,436
                           K, PO
                 157,940   6.37%, 5/15/24, Series 2306, Class                   24,633
                           SE, IF, IO*
               2,100,000   6.50%, 5/15/24, Series 1732, Class                2,236,577
                           K
                 228,207   16.80%, 2/15/25, Series 2656, Class                 252,200
                           SH, IF*
                 185,562   6.00%, 5/15/27, Series 1981, Class                  192,048
                           Z
                  19,300   6.50%, 7/15/27, Series 2137, Class                   19,332
                           TG
                 277,141   7.50%, 9/15/27, Series 1987, Class                  291,299
                           PE
                 227,949   6.00%, 11/15/27, Series 2132, Class                 233,634
                            PD
                 161,698   6.00%, 2/15/28, Series 2143, Class                  165,576
                           CD
                 104,974   7.00%, 3/15/28, Series 2038, Class                   17,200
                           PN, IO
                 291,023   7.50%, 5/15/28, Series 2054, Class                  309,506
                           PV
                 500,000   7.00%, 6/15/28, Series 2064, Class                  530,719
                           TE
                 385,015   6.50%, 8/15/28, Series 2075, Class                  402,748
                           PH
                  78,236   23.40%, 3/15/29, Series 2132, Class                  96,448
                           SB, IF*
                 829,000   7.00%, 7/15/29, Series 2172, Class                  906,667
                           QC
                 521,446   8.00%, 9/15/29, Series 2182, Class                  567,867
                           ZB
                 228,830   6.00%, 11/15/29, Series 2460, Class                 237,758
                           VZ
                 400,000   6.00%, 5/15/30, Series 2565, Class                  409,609
                           MB
                 162,369   7.50%, 8/15/30, Series 2247, Class                  167,060
                           Z
                  77,316   7.50%, 10/15/30, Series 2261, Class                  80,413
                           ZY
                 326,914   6.50%, 4/15/31, Series 2317, Class                  334,350
                           VG
                 142,946   7.00%, 6/15/31, Series 2325, Class                  154,825
                           PM
                 128,930   8.50%, 6/15/31, Series 2359, Class                  152,863
                           ZB
                 156,443   6.50%, 8/15/31, Series 2345, Class                  162,741
                           NE
                 671,688   6.50%, 8/15/31, Series 2344, Class                  702,237
                           ZD
                 200,000   6.50%, 8/15/31, Series 2454, Class                  207,741
                           BG

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                 244,250   6.50%, 8/15/31, Series 2344, Class                  254,545
                           ZJ
                 300,000   0.00%, 2/15/32, Series 2513, Class                  254,576
                           YO, PO
                 255,414   5.00%, 2/15/32, Series 2672, Class                  253,917
                           WD
                 250,000   6.38%, 2/15/32, Series 2410, Class                  262,065
                           OE
                 352,858   7.05%, 2/15/32, Series 2410, Class                   35,634
                           QX, IF, IO*
                 100,000   12.90%, 2/15/32, Series 2412, Class                 102,920
                            SP, IF*
                 250,000   15.34%, 2/15/32, Series 2410, Class                 280,074
                            QS, IF*
                 471,121   6.35%, 3/15/32, Series 2444, Class                   37,330
                           ES, IF, IO*
               1,000,000   7.00%, 3/15/32, Series 2423, Class                1,048,976
                           MT
                 500,000   7.00%, 3/15/32, Series 2423, Class                  526,649
                           MC
                 227,841   6.50%, 4/15/32, Series 2435, Class                  240,784
                           CJ
                 500,000   7.00%, 4/15/32, Series 2436, Class                  534,976
                           MC
                 300,000   6.50%, 5/15/32, Series 2455, Class                  305,465
                           GK
                 282,850   6.50%, 6/15/32, Series 2462, Class                  298,206
                           JG
                 172,619   6.50%, 7/15/32, Series 2484, Class                  181,249
                           LZ
                  90,912   7.50%, 7/25/32, Series T-41, Class                   98,839
                           3A
                 790,000   6.00%, 9/15/32, Series 2500, Class                  817,215
                           MC
                 300,000   6.00%, 12/15/32, Series 2543, Class                 309,673
                           YX
                 500,000   6.00%, 12/15/32, Series 2544, Class                 516,371
                           HC
               1,251,520   5.40%, 2/15/33, Series 2599, Class                  122,763
                           DS, IF, IO*
                 815,418   5.95%, 2/15/33, Series 2597, Class                   72,130
                           DS, IF, IO*
                 500,000   6.00%, 2/15/33, Series 2575, Class                  515,769
                           ME
               1,280,147   5.50%, 3/15/33, Series 2610, Class                  129,617
                           DS, IF, IO*
                 377,011   6.50%, 3/15/33, Series 2586, Class                   71,402
                           WI, IO
                  53,947   9.63%, 6/15/33, Series 2631, Class                   49,591
                           BS, IF*
                 500,000   5.50%, 8/15/33, Series 2744, Class                  525,085
                           PD
                 200,000   0.00%, 9/15/33, Series 2733, Class                  190,427
                           GF, IF*
                 450,750   5.50%, 10/1/33, Gold Pool #A13625                   458,050
                 274,714   0.00%, 10/15/33, Series 2684, Class                 152,810
                           TO, PO
                 297,747   6.53%, 10/15/33, Series 2682, Class                 215,418
                           YS, IF*
                 232,077   6.60%, 10/15/33, Series 2691, Class                 171,326
                           WS, IF*
                 265,329   6.11%, 11/15/33, Series 2705, Class                 198,961
                           SD, IF*
                 173,816   6.60%, 11/15/33, Series 2705, Class                 127,795
                           SC, IF*
                 473,689   6.00%, 1/1/34, Gold Pool #A17537                    489,946
                 750,000   6.68%, 1/15/34, Series 2727, Class                  493,886

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                           BS, IF*
                 139,929   0.00%, 2/15/34, Series 2744, Class                  123,900
                           FE, IF*
                 140,000   8.80%, 2/15/34, Series 2753, Class                  114,580
                           S, IF*
                 150,000   0.00%, 3/15/34, Series 2769, Class                  104,724
                           PO, PO
                 300,000   0.00%, 8/15/34, Series 2846, Class                  218,329
                           PO, PO
                 198,082   0.00%, 8/15/34, Series 2841, Class                  140,883
                           GO, PO
                 611,097   6.50%, 2/25/43, Series T-54, Class                  646,425
                           2A
                 279,595   7.00%, 2/25/43, Series T-54, Class                  300,303
                           3A
                 140,682   0.00%, 9/25/43, Series T-58, Class                  124,305
                           A, PO                                          ------------

                                                                            46,510,511
                                                                          ------------
Government National Mortgage Assoc.  (4.6%):

                  12,638   7.00%, 8/16/13, Series 96-22, Class                  12,653
                           VB
                 175,409   8.00%, 1/15/16, Pool #781570                        188,355
                 300,000   6.50%, 7/20/19, Series 02-36, Class                 312,022
                           VB
                  14,194   8.00%, 9/15/22, Pool #297628                         15,612
                 250,000   7.49%, 7/16/24, Series 94-3, Class                  269,386
                           PQ
                 500,000   6.50%, 10/16/24, Series 94-7, Class                 535,993
                           PQ
                  16,050   8.50%, 5/20/25, Pool #2006                           17,633
                 356,568   7.50%, 9/17/25, Series 98-26, Class                 381,740
                           K
                 293,430   7.50%, 8/16/26, Series 96-16, Class                 311,569
                           E
                  43,196   8.00%, 11/20/26, Pool #2324                          47,175
                  68,118   8.00%, 1/20/27, Pool #2362                           74,148
                 328,031   7.50%, 5/16/27, Series 97-8, Class                  348,329
                           PN
                  17,382   8.00%, 5/15/28, Pool #460372                         18,996
                   8,377   8.00%, 7/15/28, Pool #468066                          9,156
                  32,464   7.50%, 9/15/28, Pool #486537                         35,014
                  61,607   6.50%, 10/15/28, Pool #486631                        65,215
                 446,658   5.50%, 11/20/28, Series 02-88,                       32,853
                           Class LI, IO
                 426,203   6.50%, 4/20/29, Series 99-10, Class                 445,991
                           ZC
                 364,603   8.00%, 11/16/29, Series 99-41,                      394,918
                           Class Z
                 238,297   7.50%, 12/20/29, Series 99-44,                      251,440
                           Class PC
                 287,155   8.00%, 12/20/29, Series 99-44,                      306,177
                           Class ZG
                 259,221   6.55%, 1/19/30, Series 01-4, Class                   16,575
                           SJ, IF, IO*
                 153,000   7.00%, 2/16/30, Series 00-14, Class                 164,052
                           PD
                 294,868   8.50%, 2/16/30, Series 00-9, Class                  338,060
                           ZJ
                 205,616   7.50%, 2/20/30, Series 00-6, Class                  219,884
                           Z
                 374,260   9.00%, 3/16/30, Series 00-21, Class                 437,127
                           Z
                 175,143   7.75%, 9/20/30, Series 00-26, Class                 182,963
                           Z
                  11,031   9.00%, 10/15/30, Pool #479674                        12,229
                 800,000   7.50%, 11/16/30, Series 00-36,                      867,363
                           Class PB

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                  27,170   9.00%, 11/16/30, Series 00-36,                        5,229
                           Class IK, IO
                 119,052   9.00%, 12/15/30, Pool #528534                       131,978
                  81,686   7.15%, 12/20/30, Series 00-38,                       85,169
                           Class AH
                 306,639   8.00%, 12/20/30, Series 00-37,                      328,352
                           Class B
                 612,278   6.45%, 8/16/31, Series 01-36, Class                  41,369
                           S, IO, IF*
               1,326,142   5.60%, 9/20/31, Series 03-76, Class                 106,978
                           LS*
                 200,000   6.50%, 12/20/31, Series 01-64,                      209,603
                           Class MQ
                 578,557   5.50%, 1/20/32, Series 03-4, Class                   88,843
                           NI, IO
                 107,152   9.53%, 4/16/32, Series 02-24, Class                 100,715
                           SB, IF*
               1,250,000   6.50%, 6/20/32, Series 02-45, Class               1,307,591
                           QE
                 300,000   6.50%, 8/20/32, Series 02-54, Class                 312,614
                           GB
                  63,276   0.00%, 3/16/33, Series 03-24, Class                  55,270
                           PO, PO
                 101,270   7.00%, 6/15/33, Pool #781614                        109,141
                  76,322   0.00%, 8/20/33, Series 03-66, Class                  50,457
                           EO, PO
               1,840,703   3.90%, 2/20/34, Series 04-11, Class                 100,188
                           SW, IO*
                 148,262   15.26%, 4/16/34, Series 04-28,                      170,293
                           Class S, IF*
                                                                          ------------
                                                                             9,516,418
                                                                          ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES                                      95,367,067
                                                                          ------------

U.S. GOVERNMENT AGENCY SECURITIES (0.1%):
Fannie Mae (0.1%):

                 255,000   6.25%, 2/1/11                                       281,908
                                                                          ------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                        281,908
                                                                          ------------

U.S. TREASURY OBLIGATIONS (20.7%):
U.S. Treasury Bonds (11.3%):

                 400,000   6.50%, 10/15/06                                     430,766
               3,845,000   12.75%, 11/15/10 (d)                              4,286,725
               5,290,000   10.38%, 11/15/12 (d)                              6,444,712
               3,450,000   12.00%, 8/15/13 (d)                               4,556,294
                 300,000   13.25%, 5/15/14                                     426,563
               1,350,000   11.75%, 11/15/14 (d)                              1,870,015
                 550,000   9.88%, 11/15/15 (d)                                 820,531
               2,400,000   8.75%, 5/15/17 (d)                                3,386,906
                 550,000   7.88%, 2/15/21                                      744,412
                 150,000   7.63%, 2/15/25                                      202,758
                                                                          ------------
                                                                            23,169,682
                                                                          ------------
U.S. Treasury Inflation Protected Bonds (0.9%):

                 800,000   3.38%, 1/15/07                                    1,022,064
                 100,000   3.88%, 1/15/09                                      130,046
                 550,000   3.63%, 4/15/28 (d)                                  817,404
                                                                          ------------
                                                                             1,969,514
                                                                          ------------
U.S. Treasury STRIPS (8.5%):

               1,000,000   11/15/09                                            831,502
                 650,000   11/15/12                                            464,870
                 900,000   11/15/14 (d)                                        575,882
               1,800,000   11/15/15 (d)                                      1,087,774
               1,900,000   11/15/15 (d)                                      1,153,213
                 800,000   2/15/11                                             628,202
               3,000,000   2/15/13 (d)                                       2,118,312
               1,000,000   2/15/14 (d)                                         668,097


For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

               4,300,000   2/15/16                                           2,557,919
               2,500,000   2/15/17                                           1,396,923
                 750,000   2/15/19 (d)                                         369,334
                 100,000   2/15/22 (d)                                          41,130
                 500,000   2/15/23                                             193,657
                 500,000   5/15/10 (d)                                         407,767
               1,350,000   5/15/11 (d)                                       1,046,679
                 650,000   5/15/12 (d)                                         478,121
               1,600,000   5/15/14 (d)                                       1,054,534
               1,070,000   5/15/15                                             666,948
                 100,000   5/15/16                                              58,545
                 800,000   5/15/18                                             413,162
               1,800,000   8/15/14                                           1,170,173
                 360,000   8/15/15                                             220,969
                 200,000   8/15/16                                             115,346
                                                                          ------------
                                                                            17,719,059
                                                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS                                             42,858,255
                                                                          ------------

MUNICIPAL BONDS  (0.1%):
Illinois  (0.1%):
                 300,000   State Pension, GO, 5.10%, 6/1/33                    285,759
                                                                          ------------
TOTAL MUNICIPAL BONDS                                                          285,759
                                                                          ------------
INVESTMENT COMPANIES  (3.8%):
               7,919,480   One Group Prime Money Market                      7,919,480
                                                                          ------------
                           Fund, Class I (c)

TOTAL INVESTMENT COMPANIES                                                   7,919,480
                                                                          ------------
REPURCHASE AGREEMENT  (2.9%):
Bank holding companies  (2.9%):
               6,062,000   State Street Bank and Trust, 1.00%,               6,062,000
                           10/1/04 (Proceeds at maturity
                           $6,062,168, collateralized by various
                           U.S. Government securities)
                                                                          ------------
TOTAL REPURCHASE AGREEMENT                                                   6,062,000
                                                                          ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
        SECURITIES LENDING  (6.5%):

              13,588,327   Pool of various securities for One               13,588,327
                           Group Bond Funds #
                                                                          ------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING       13,588,327
                                                                          ------------
TOTAL (COST $214,267,744) (a)                                             $220,546,482
                                                                          ============

------------

Percentages indicated are based on net assets of $207,732,402.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation..............................   $  7,888,582

Unrealized depreciation..............................     (1,609,844)
                                                        ------------
Net unrealized appreciation (depreciation)...........   $  6,278,738
                                                        ============

  Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(c)   Investment in affiliate.

(d) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

      GO - General Obligations

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

      The Portfolio invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

      Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index. Interest Only (IO) represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

      High Coupon Bonds (HB) (a.k.a "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IOs the owner also has the right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

      Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

* The interest rate for this variable rate note, which will change periodically, is based on prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect as of September 30, 2004.

# The cash collateral received by the Portfolio was pooled and at September 30, 2004 was invested in a Commercial Paper (with an interest rate of 1.86%, and a maturity date of March 11, 2005), a Repurchase Agreement (with an interest rate of 1.87%, and a maturity date of October 1, 2004), and Master Notes (with interest rates ranging from 1.71% to 2.28%, and maturity dates ranging from October 2004 to July 2007).

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

ONE GROUP INVESTMENT TRUST
GOVERNMENT BOND PORTFOLIO
Schedule of Portfolio Investments                            September 30, 2004
(Unaudited)


THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("THE LIST") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Portfolio. Certified holdings are available 60 days after the portfolio's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

        SHARES
          OR
       PRINCIPAL                          SECURITY
        AMOUNT                           DESCRIPTION                                       VALUE
        -----                            -----------                                       -----
U.S. GOVERNMENT AGENCY MORTGAGES (59.0%):
Fannie Mae (26.6%):

                 168,846   8.30%, 10/25/08, Series 93-197,                             $       177,832
                           Class SC*
                 308,461   11.28%, 12/25/08, Series 93-221,                                    326,526
                           Class SG, IF*
                 831,851   6.25%, 1/25/09, Series 94-12, Class                                 855,964
                           C
                  70,139   19.18%, 2/25/09, Series 94-13,                                       80,695
                           Class SM, IF*
                  15,699   6.50%, 11/1/11, Pool #356206                                         16,652
                 298,180   8.00%, 11/1/12, Pool #535710                                        318,629
                 500,000   6.00%, 1/17/13, Series 98-37, Class                                 512,091
                           VB
                 218,800   7.50%, 2/1/13, Pool #42433                                          234,300
                 281,331   6.00%, 4/1/13, Pool #425482                                         295,824
                 163,745   6.50%, 5/1/13, Pool #42433                                          173,639
                 886,987   5.00%, 11/1/13, Pool #255013                                        918,066
                 152,635   6.00%, 8/1/14, Pool #598032                                         160,440
                  53,691   6.50%, 9/1/14, Pool #E78451                                          56,889
                 463,551   6.00%, 10/25/14, Series 02-12,                                      465,700
                           Class PD
               1,491,871   5.50%, 11/1/16, Pool #618192                                      1,546,325
               2,000,000   5.00%, 11/25/16, Series 03-35,                                    2,032,129
                           Class MD
                 640,000   6.00%, 2/25/17, Series 02-2, Class                                  667,590
                           UC
               2,000,000   5.50%, 4/25/17, Series 02-18, Class                               2,095,484
                           PC
                  66,805   9.50%, 6/25/18, Series 88-16, Class                                  73,133
                           B
                 750,000   7.00%, 3/25/21, Series 01-4, Class                                  803,850
                           PC
               2,621,335   6.00%, 3/1/22, Pool #254231                                       2,734,002
                 165,217   8.00%, 7/25/22, Series G92-44,                                      178,973
                           Class ZQ
                  70,904   6.00%, 12/25/22, Series G92-66,                                      73,458
                           Class KA
                 274,790   0.00%, 5/25/23, Series 93-146,                                      243,755
                           Class E, PO
               1,850,000   5.00%, 5/25/23, Series 04-2, Class                                1,831,372
                           OE
                 500,000   6.50%, 8/25/23, Series 94-28, Class                                 521,468
                           K
                  40,897   0.00%, 9/25/23, Series 93-205,                                       35,846
                           Class H, PO
                 245,000   7.00%, 9/25/23, Series 93-155,                                      267,516
                           Class PJ
               1,715,545   5.00%, 11/1/23, Pool #762498                                      1,724,021
               1,605,958   6.50%, 12/25/23, Series 93-223,                                   1,748,857
                           Class PZ
               1,414,799   7.00%, 12/25/23, Series 93-250,                                   1,491,619
                           Class Z
               2,901,667   4.50%, 1/25/24, Series 03-128,                                    2,711,043
                           Class DY
                  89,167   5.00%, 2/25/24, Series 94-76, Class                                  90,880

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                           H
               1,400,000   6.50%, 3/25/24, Series 94-37, Class                               1,478,952
                           L
               6,388,638   6.00%, 4/25/24, Series 94-72, Class                               6,780,738
                           K
                  37,690   6.50%, 9/1/25, Pool #250375                                          39,716
                 104,842   6.50%, 5/1/26, Pool #338417                                         110,439
                 148,337   0.00%, 11/25/26, Series 97-47,                                      147,205
                           Class PA, PO
                 298,291   6.50%, 8/18/28, Series 98-46, Class                                 309,609
                           GZ
                 908,200   6.00%, 9/1/28, Pool #405220                                         944,118
               1,250,000   6.25%, 2/25/29, Series 94-W4, Class                               1,299,247
                            A9
               2,000,000   6.00%, 6/25/29, Series 02-W7, Class                               2,112,705
                            A4
                 101,496   7.50%, 3/1/30, Pool #524949                                         108,816
                  83,878   7.50%, 8/1/30, Pool #5478301                                         89,927
               3,000,000   6.00%, 7/25/31, Series 01-33, Class                                 550,214
                           ID, IO
               3,600,000   5.00%, 12/25/32, Series 03-81,                                    3,585,628
                           Class MC
               4,054,403   5.50%, 5/1/33, Pool #702435                                       4,118,240
               2,830,048   5.00%, 11/1/33, Pool #747628                                      2,808,392
               2,359,851   5.50%, 12/1/33, Pool #753662                                      2,397,007
               2,301,658   5.50%, 1/1/34, Pool #755615                                       2,337,898
               1,716,213   6.50%, 12/25/42, Series 03-W1,                                    1,814,896
                           Class 1A1                                                   ---------------
                                                                                            56,498,315
                                                                                       ---------------

Freddie Mac  (22.8%):

               1,343,389   4.00%, 8/15/07, Series 2485, Class                                1,354,246
                           CB
                 231,220   0.00%, 8/15/08, Series 1561, Class                                  224,530
                           TA, PO
                 144,288   12.78%, 11/15/08, Series 1604,                                      156,523
                           Class MB, IF*
                  98,440   13.12%, 12/15/08, Series 1625,                                      110,801
                           Class SC, IF*
                  12,861   8.50%, 12/1/09, Pool #E20150                                         13,882
                 101,019   9.00%, 12/1/09, Pool #256360                                        105,516
                 349,004   7.50%, 9/1/10, Gold Pool #E62448                                    370,888
                 103,259   7.00%, 2/1/11, Pool #E63959                                         109,623
                 716,805   6.00%, 6/15/11, Series 2366, Class                                  746,007
                           VG
                 904,070   6.00%, 8/15/13, Series 2170, Class                                  916,944
                           PE
                 271,754   5.00%, 12/1/13, Gold Pool #E73637                                   277,702
                 289,753   5.50%, 3/1/14, Gold Pool #E75738                                    300,817
                 458,584   5.00%, 4/1/14, Gold Pool #E00667                                    468,621
                  87,651   6.00%, 4/1/14, Gold Pool #E76438                                     92,122
                 405,731   6.50%, 5/15/14, Series 2288, Class                                  408,831
                           VB
                 150,778   6.50%, 6/1/14, Gold Pool #E00678                                    159,755
               1,250,000   6.50%, 8/15/16, Series 2345, Class                                1,319,407
                           PQ
                  42,016   6.00%, 2/15/17, Series 2108, Class                                   42,086
                           VB
                 883,000   5.00%, 11/15/17, Pool #2527                                         893,536
               3,230,000   5.00%, 2/15/18, Series 2578, Class                                3,225,756
                           P6
               1,250,000   5.00%, 6/15/21, Series 2749, Class                                1,255,535
                           TD
                 429,917   8.00%, 8/15/22, Series 1343, Class                                  447,841
                           LA
                  41,178   6.50%, 11/15/22, Series 1552, Class                                  41,173
                            HB
               1,829,000   6.50%, 9/15/23, Series 1584, Class                                1,933,025

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                           L
                 647,733   6.50%, 9/15/23, Series 1577, Class                                  672,202
                           PV
                 774,875   6.50%, 12/15/23, Series 1633, Class                                 816,693
                            Z
                 201,000   6.50%, 3/15/24, Series 1694, Class                                  218,065
                           PK
                 196,970   6.50%, 11/1/25, Pool #D65545                                        207,600
                 228,518   6.00%, 4/1/26, Pool #D70244                                         237,603
                 345,000   6.50%, 10/17/26, Series 1985, Class                                 357,281
                            PL
                 498,865   3.58%, 1/1/27, Pool #611141*                                        515,608
                 513,035   6.00%, 2/15/27, Series 2091, Class                                  517,831
                           PF
                 508,587   6.25%, 4/15/27, Series 2018, Class                                  511,075
                           PE
                 875,000   7.00%, 10/15/27, Series 1999, Class                                 927,627
                            PU
                 455,898   6.00%, 11/15/27, Series 2132, Class                                 467,269
                            PD
                 168,975   6.50%, 1/15/28, Series 2137, Class                                  170,596
                           TM
                 650,000   4.50%, 2/15/28, Series 2631, Class                                  640,737
                           TE
                  72,216   5.75%, 2/15/28, Series 2110, Class                                   72,402
                           D
                  37,653   6.00%, 2/15/28, Series 2126, Class                                   38,504
                           TD
               1,754,208   7.00%, 2/15/28, Series 2031, Class                                1,860,210
                           PG
               1,447,800   6.95%, 3/15/28, Series 2035, Class                                1,522,248
                           PC
                  38,982   8.50%, 7/1/28, Gold Pool #G00981                                     43,008
               1,000,000   6.50%, 10/25/28, Series 98-64,                                    1,051,771
                           Class TM
                 750,000   6.00%, 11/15/28, Series 2095, Class                                 786,747
                           PE
                 627,742   6.50%, 2/1/29, Gold Pool #C22459                                    660,384
               2,500,000   5.00%, 3/15/29, Series 2684, Class                                2,524,883
                           PD
                 370,837   6.50%, 6/1/29, Gold Pool #C00785                                    389,887
                 515,000   7.00%, 8/15/29, Series 2178, Class                                  545,195
                           PB
               2,000,000   3.00%, 3/15/30, Series 2626, Class                                1,910,692
                           KA
                 168,892   3.55%, 4/1/30, Pool #846812*                                        176,072
                 287,981   7.35%, 10/15/30, Series 2259, Class                                 304,501
                            ZC
               1,000,000   6.50%, 10/15/31, Series 2367, Class                               1,065,781
                            ME
                 165,765   0.00%, 12/15/31, Series 2390, Class                                 146,715
                           DO, PO
                 267,583   6.00%, 2/1/32, Gold Pool #C01292                                    276,966
               1,969,809   6.50%, 4/1/32, Pool #C66034                                       2,068,646
               1,412,374   3.25%, 4/15/32, Series 2647, Class                                1,390,544
                           A
               2,438,000   5.00%, 10/15/32, Series 2656, Class                               2,429,205
                           BG
               5,000,000   6.00%, 12/15/32, Series 2543, Class                               5,161,210
                           YX
               1,833,291   6.50%, 2/25/43, Series T-54, Class                                1,939,276
                           2A
                 982,181   0.00%, 5/25/43, Series T-56, Class                                  852,324
                           APO, PO
                                                                                       ---------------
                                                                                            48,452,525
                                                                                       ---------------
Government National Mortgage Assoc.  (9.6%):
               1,988,772   5.50%, 7/20/15, Series 04-62, Class                               2,083,549

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                           VA
                  46,757   7.50%, 5/15/23, Pool #326977                                         50,635
                  18,163   7.50%, 6/15/23, Pool #359588                                         19,670
                  34,689   9.00%, 11/15/24, Pool #780029                                        39,149
                   6,370   7.50%, 9/15/25, Pool #336427                                          6,886
                 300,000   6.50%, 9/16/25, Series 96-6, Class                                  316,718
                           PK
                  12,125   7.00%, 12/15/25, Pool #405535                                        12,987
                 375,494   8.00%, 11/20/26, Pool #2324                                         410,082
                  22,516   7.50%, 12/20/26, Pool #2341                                          24,220
                  84,552   6.50%, 6/20/27, Series 97-19, Class                                  85,508
                           PJ
                  28,981   4.75%, 7/20/27, Pool #80094*                                         29,365
                  92,659   8.00%, 10/15/27, Pool #451507                                       101,355
                  31,541   8.00%, 10/15/27, Pool #412336                                        34,501
                  51,556   7.00%, 11/15/27, Pool #412369                                        55,129
                  41,456   6.50%, 3/15/28, Pool #467705                                         43,884
                  23,424   7.00%, 4/15/28, Pool #472543                                         25,023
               2,759,774   6.00%, 4/16/28, Series 03-75, Class                               2,840,179
                           BE
                  68,578   7.00%, 6/15/28, Pool #472679                                         73,258
                  30,350   6.50%, 9/15/28, Pool #467225                                         32,127
                 281,586   7.50%, 9/16/28, Series 99-33B,                                      282,807
                           Class PQ
                 865,355   6.50%, 9/20/28, Series 98-22, Class                                 907,187
                           PD
                 277,376   6.00%, 5/20/29, Series 99-17, Class                                 288,348
                           L
               2,662,642   6.50%, 6/16/30, Series 01-6, Class                                2,744,841
                           PM
                 162,062   7.75%, 7/15/30, Pool #518078                                        175,916
               2,500,000   6.50%, 3/16/31, Series 01-10, Class                               2,679,108
                           PE
               1,000,000   6.50%, 12/20/31, Series 01-64,                                    1,049,487
                           Class PB
                 779,912   6.50%, 4/1/32, Pool #545639                                         822,347
               1,270,114   4.50%, 7/20/34, Pool #81008                                       1,271,305
               3,878,201   4.50%, 9/20/34, Pool #81074*                                      3,921,224
                                                                                       ---------------
                                                                                            20,426,795
                                                                                       ---------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES                                                     125,377,635
                                                                                       ---------------

U.S. GOVERNMENT AGENCY SECURITIES (14.1%):
Fannie Mae (2.5%):
                 917,604   8.00%, 1/1/16                                                       980,427
               3,000,000   0.00%, 10/9/19                                                    1,304,943
               6,000,000   0.00%, 9/23/20                                                    2,435,701
                 630,000   0.00%, 3/23/28                                                      162,144
               1,860,538   6.50%, 8/25/29                                                      356,893
                                                                                       ---------------
                                                                                             5,240,108
                                                                                       ---------------
Federal Farm Credit Bank  (0.8%):
               1,500,000   6.75%, 7/7/09                                                     1,701,998
                                                                                       ---------------
Federal Home Loan Bank  (4.3%):
               3,000,000   5.25%, 8/15/06                                                    3,134,097
               1,000,000   5.90%, 3/26/09 (c)                                                1,096,407
               4,500,000   5.75%, 8/15/11                                                    4,904,144
                                                                                       ---------------
                                                                                             9,134,648
                                                                                       ---------------
Financial Corporation STRIPS  (2.3%):
               2,000,000   11/2/18                                                             961,754
               8,000,000   12/6/18                                                           3,821,112
                                                                                       ---------------
                                                                                             4,782,866
                                                                                       ---------------
Resolution Funding Corporation STRIPS  (1.9%):
               2,000,000   1/15/20                                                             911,000
                 975,000   10/15/08                                                            852,957
               1,000,000   10/15/17                                                            524,703
               4,000,000   7/15/20                                                           1,771,476
                                                                                       ---------------

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

                                                                                             4,060,136
                                                                                       ---------------
Tennessee Valley Authority  (1.0%):

               2,000,000   6.00%, 3/15/13 (c)                                                2,224,506
                                                                                       ---------------
Tennessee Valley Authority STRIPS  (1.3%):

               5,000,000   7/15/16                                                           2,744,490
                                                                                       ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                     29,888,752
                                                                                       ---------------

U.S. TREASURY OBLIGATIONS (25.6%):
U.S. Treasury Bonds (5.9%):

                 200,000   6.00%, 8/15/09                                                      223,641
               2,800,000   10.38%, 11/15/12 (c)                                              3,411,189
               2,700,000   7.25%, 5/15/16                                                    3,399,681
               2,000,000   9.13%, 5/15/18 (c)                                                2,926,016
               1,250,000   8.13%, 8/15/19                                                    1,711,670
                 650,000   6.13%, 11/15/27                                                     754,813
                                                                                       ---------------
                                                                                            12,427,010
                                                                                       ---------------
U.S. Treasury Inflation Protected Bonds (3.3%):

               5,000,000   3.63%, 1/15/08                                                    6,430,353
                 500,000   3.50%, 1/15/11                                                      616,014
                                                                                       ---------------
                                                                                             7,046,367
                                                                                       ---------------
U.S. Treasury Notes (8.4%):

               1,000,000   6.88%, 5/15/06                                                    1,070,469
               3,500,000   3.50%, 11/15/06                                                   3,562,482
               7,000,000   6.13%, 8/15/07                                                    7,629,726
                 500,000   10.38%, 11/15/09 (c)                                                505,274
               2,500,000   5.00%, 8/15/11                                                    2,687,600
               2,250,000   4.25%, 8/15/13                                                    2,284,367
                                                                                       ---------------
                                                                                            17,739,918
                                                                                       ---------------
U.S. Treasury STRIPS (8.0%):

               4,000,000   11/15/09                                                          3,326,008
               2,000,000   11/15/14 (c)                                                      1,279,738
               3,400,000   11/15/15                                                          2,054,685
               2,250,000   5/15/15                                                           1,402,461
              15,000,000   5/15/20                                                           6,882,105
               2,500,000   8/15/14 (c)                                                       1,625,240
                 750,000   8/15/15                                                             460,353
                                                                                       ---------------
                                                                                            17,030,590
                                                                                       ---------------
TOTAL U.S. TREASURY OBLIGATIONS                                                             54,243,885
                                                                                       ---------------

INVESTMENT COMPANIES  (0.8%):

               1,661,640   One Group Government Money                                        1,661,640
                                                                                       ---------------
                           Market Fund, Class I (b)

TOTAL INVESTMENT COMPANIES                                                                   1,661,640
                                                                                       ---------------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (1.4%):

               3,057,908   Pool of various securities for One                                3,057,908
                                                                                       ---------------
                           Group Bond Funds #

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                        3,057,908
                                                                                       ---------------
TOTAL (COST $205,018,042) (a)                                                          $   214,229,820
                                                                                       ===============

------------

Percentages indicated are based on net assets of $212,281,706.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation................................           $  10,219,946
Unrealized depreciation................................              (1,008,168)
                                                                  -------------
Net unrealized appreciation (depreciation).............           $   9,211,778
                                                                  =============

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

  Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)   Investment in affiliate.

(c) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

      The Portfolio invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

      Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

      Interest Only (IO) represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably

      Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

* The interest rate for this variable rate note, which will change periodically, is based on prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect as of September 30, 2004.

#     The cash collateral received by the Portfolio was pooled and at September
30, 2004 was invested in a Commercial Paper (with an interest rate of 1.86%, and a maturity date of March 11, 2005), a Repurchase Agreement (with an interest rate of 1.87%, and a maturity date of October 1, 2004), and Master Notes (with interest rates ranging from 1.71% to 2.28%, and maturity dates ranging from October 2004 to July 2007).

For a description of the Portfolio's accounting policies, see Notes to Financial Statements included in the Portfolio's June 30, 2004 Semi-Annual Report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30A-2(A) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  One Group Investment Trust
            ------------------------------------------------------------

By (Signature and Title)            /s/ George C.W. Gatch
                        ------------------------------------------------------
                                    George C.W. Gatch, President

Date              November 29, 2004
    --------------------------------------------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /s/ Stephanie J. Dorsey
                        ------------------------------------------------------
                                    Stephanie J. Dorsey, Treasurer

Date           November 29, 2004
    --------------------------------------------------

By (Signature and Title)            /s/ George C.W. Gatch
                        ------------------------------------------------------
                                    George C.W. Gatch, President

Date              November 29, 2004
    --------------------------------------------------------------